UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (888) 454-3965

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

November 30, 2013

Schedules of Investments

November 30, 2013

(unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 1.6%
72,005	BorgWarner Inc.	$7,716,776
168,600	Delphi Automotive PLC	9,871,530
149,130	Johnson Controls Inc.	7,532,556
32,600	TRW Automotive Holdings Corp.*	2,529,760

	Total Auto Components	27,650,622

Automobiles - 0.2%
46,100	Harley-Davidson Inc.	3,089,622

Distributors - 0.2%
96,900	LKQ Corp.*	3,212,235

Hotels, Restaurants & Leisure - 1.9%
2,130	Chipotle Mexican Grill Inc., Class A Shares*	1,115,822
25,800	Dunkin’ Brands Group Inc.	1,263,684
84,660	Las Vegas Sands Corp.	6,068,429
240,231	Starbucks Corp.	19,569,217
30,900	Starwood Hotels & Resorts Worldwide Inc.	2,301,432
18,900	Wyndham Worldwide Corp.	1,355,319

	Total Hotels, Restaurants & Leisure	31,673,903

Household Durables - 0.3%
162,590	Lennar Corp., Class A Shares(a)	5,814,218

Internet & Catalog Retail - 6.0%
72,100	Amazon.com Inc.*	28,380,002
903,550	Liberty Interactive Corp., Class A Shares*	25,371,684
25,100	NetFlix Inc.*	9,181,580
30,640	priceline.com Inc.*	36,532,991

	Total Internet & Catalog Retail	99,466,257

Media - 3.9%
223,210	Comcast Corp., Class A Shares	11,131,483
147,314	Discovery Communications Inc., Class A Shares*	12,856,093
71,100	Imax Corp.* (a)	2,192,013
132,650	Liberty Global PLC*	10,804,342
2,241,600	Sirius XM Holdings Inc.	8,450,832
113,680	Viacom Inc., Class B Shares	9,113,726
150,850	Walt Disney Co. (The)	10,640,959

	Total Media	65,189,448

Specialty Retail - 4.4%
17,000	Bed Bath & Beyond Inc.*	1,326,510
192,500	Best Buy Co., Inc.	7,805,875
20,800	CarMax Inc.*	1,047,280
23,000	Dick’s Sporting Goods Inc.	1,299,960
69,900	GNC Holdings Inc., Class A Shares	4,206,582
219,200	Home Depot Inc. (The)	17,682,864
297,650	L Brands Inc.	19,344,273
19,300	O’Reilly Automotive Inc.*	2,411,728
241,725	Sally Beauty Holdings Inc.*	6,802,142
13,800	Tiffany & Co.	1,230,132
154,700	TJX Cos., Inc.	9,727,536

	Total Specialty Retail	72,884,882

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Textiles, Apparel & Luxury Goods - 1.8%
95,700	Michael Kors Holdings Ltd.*	$7,804,335
159,325	NIKE Inc., Class B Shares	12,608,981
11,000	PVH Corp.	1,473,120
32,600	V.F. Corp.	7,647,308

	Total Textiles, Apparel & Luxury Goods	29,533,744

	TOTAL CONSUMER DISCRETIONARY	338,514,931

CONSUMER STAPLES - 4.6%
Beverages - 1.0%
23,265	Brown-Forman Corp., Class B Shares	1,745,340
217,500	Constellation Brands Inc., Class A Shares*	15,314,175

	Total Beverages	17,059,515

Food & Staples Retailing - 2.4%
86,390	Costco Wholesale Corp.	10,835,898
383,250	Walgreen Co.	22,688,400
105,730	Whole Foods Market Inc.	5,984,318

	Total Food & Staples Retailing	39,508,616

Food Products - 1.2%
104,266	Hershey Co. (The)	10,102,333
295,715	Mondelez International Inc., Class A Shares	9,915,324

	Total Food Products	20,017,657

	TOTAL CONSUMER STAPLES	76,585,788

ENERGY - 6.2%
Energy Equipment & Services - 1.4%
32,100	Cameron International Corp.*	1,778,019
177,030	Halliburton Co.	9,325,940
139,400	National Oilwell Varco Inc.	11,361,100
11,400	Oceaneering International Inc.	879,966

	Total Energy Equipment & Services	23,345,025

Oil, Gas & Consumable Fuels - 4.8%
58,400	Cabot Oil & Gas Corp.	2,011,880
18,600	Concho Resources Inc.*	1,933,098
23,100	Continental Resources Inc.* (a)	2,483,481
151,225	EOG Resources Inc.	24,952,125
23,200	InterOil Corp.* (a)	2,050,880
572,853	Kinder Morgan Inc.	20,359,196
47,700	Pioneer Natural Resources Co.	8,478,675
232,900	SandRidge Energy Inc.* (a)	1,301,911
185,530	Suncor Energy Inc.(a)	6,434,180
197,080	Valero Energy Corp.	9,010,498

	Total Oil, Gas & Consumable Fuels	79,015,924

	TOTAL ENERGY	102,360,949

FINANCIALS - 7.1%
Capital Markets - 1.2%
34,900	Affiliated Managers Group Inc.*	6,988,725
115,600	E*Trade Financial Corp.*	2,071,552
37,300	Raymond James Financial Inc.	1,797,114
119,250	State Street Corp.	8,658,742

	Total Capital Markets	19,516,133

Commercial Banks - 0.1%
24,700	Signature Bank*	2,624,375

Diversified Financial Services - 3.0%
148,875	CME Group Inc., Class A Shares	12,200,306
143,325	IntercontinentalExchange Group Inc.*	30,569,789
140,370	JPMorgan Chase & Co.	8,031,972

	Total Diversified Financial Services	50,802,067

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Insurance - 2.5%
26,200	Allied World Assurance Co. Holdings AG	$2,951,430
202,240	American International Group Inc.	10,061,440
127,800	Aon PLC	10,433,592
51,300	Arthur J. Gallagher & Co.	2,387,502
544,475	Progressive Corp. (The)	15,207,187

	Total Insurance	41,041,151

Real Estate Investment Trusts (REITs) - 0.3%
63,600	American Tower Corp., Class A Shares	4,946,172

	TOTAL FINANCIALS	118,929,898

HEALTH CARE - 15.5%
Biotechnology - 5.6%
75,700	Alkermes PLC*	3,056,766
64,320	Amgen Inc.	7,337,625
34,900	Biogen Idec Inc.*	10,154,853
362,687	Celgene Corp.*	58,671,876
167,300	Gilead Sciences Inc.*	12,515,713
34,800	Incyte Corp. Ltd.*	1,621,680
26,400	Intrexon Corp.* (a)	604,296

	Total Biotechnology	93,962,809

Health Care Equipment & Supplies - 1.3%
658,600	Boston Scientific Corp.*	7,626,588
104,120	Cooper Cos., Inc. (The)	13,716,769

	Total Health Care Equipment & Supplies	21,343,357

Health Care Providers & Services - 0.8%
144,059	Cardinal Health Inc.	9,306,211
30,552	Catamaran Corp.*	1,394,088
28,100	MEDNAX Inc.*	3,113,480

	Total Health Care Providers & Services	13,813,779

Health Care Technology - 0.1%
19,000	Cerner Corp.*	1,091,930

Life Sciences Tools & Services - 1.1%
27,800	Covance Inc.*	2,345,764
16,200	Illumina Inc.*	1,587,600
138,740	Thermo Fisher Scientific Inc.	13,991,929

	Total Life Sciences Tools & Services	17,925,293

Pharmaceuticals - 6.6%
218,090	AbbVie Inc.	10,566,460
159,220	Actavis PLC*	25,964,005
189,050	Allergan Inc.	18,347,303
247,310	Bristol-Myers Squibb Co.	12,706,788
56,700	Mylan Inc.*	2,502,171
70,600	Novo Nordisk AS, ADR	12,618,338
96,468	Perrigo Co.(a)	15,038,397
281,450	Teva Pharmaceutical Industries Ltd., ADR	11,471,902

	Total Pharmaceuticals	109,215,364

	TOTAL HEALTH CARE	257,352,532

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.6%
82,000	B/E Aerospace Inc.*	7,134,000
87,013	Precision Castparts Corp.	22,488,510
118,140	United Technologies Corp.	13,097,000

	Total Aerospace & Defense	42,719,510

Airlines - 0.8%
27,400	Alaska Air Group Inc.	2,130,076
307,000	Delta Air Lines Inc.	8,896,860
65,000	United Continental Holdings Inc.*	2,551,250

	Total Airlines	13,578,186

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Building Products - 0.1%
30,400	Armstrong World Industries Inc.*	$1,617,280

Commercial Services & Supplies - 0.2%
57,100	KAR Auction Services Inc.	1,575,389
10,400	Stericycle Inc.*	1,221,792

	Total Commercial Services & Supplies	2,797,181

Construction & Engineering - 0.2%
28,700	Chicago Bridge & Iron Co. NV, Class NY Shares	2,200,716
32,200	Jacobs Engineering Group Inc.*	1,924,594

	Total Construction & Engineering	4,125,310

Electrical Equipment - 1.0%
197,030	AMETEK Inc.	9,697,816
107,600	Eaton Corp. PLC	7,818,216

	Total Electrical Equipment	17,516,032

Industrial Conglomerates - 0.6%
131,300	Danaher Corp.	9,821,240

Machinery - 1.1%
79,500	Caterpillar Inc.	6,725,700
5,500	Chart Industries Inc.*	535,150
92,770	PACCAR Inc.	5,316,649
24,800	Pall Corp.	2,075,760
21,600	Pentair Ltd.	1,527,552
21,400	Wabtec Corp.	1,476,600

	Total Machinery	17,657,411

Marine - 0.2%
26,700	Kirby Corp.*	2,521,815

Professional Services - 0.6%
13,900	IHS Inc., Class A Shares*	1,590,577
198,190	Nielsen Holdings NV	8,553,880

	Total Professional Services	10,144,457

Road & Rail - 1.2%
276,380	CSX Corp.	7,536,883
24,980	Genesee & Wyoming Inc., Class A Shares*	2,403,076
17,100	J.B. Hunt Transport Services Inc.	1,285,749
75,600	Kansas City Southern	9,149,112

	Total Road & Rail	20,374,820

Trading Companies & Distributors - 0.1%
23,500	WESCO International Inc.* (a)	2,020,530

	TOTAL INDUSTRIALS	144,893,772

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 2.1%
469,330	QUALCOMM Inc.	34,533,301

Computers & Peripherals - 3.4%
91,686	Apple Inc.	50,983,834
243,210	EMC Corp.	5,800,559

	Total Computers & Peripherals	56,784,393

Electronic Equipment, Instruments & Components - 0.1%
24,300	Amphenol Corp., Class A Shares	2,065,500

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Internet Software & Services - 7.9%
20,900	Akamai Technologies Inc.*	$934,648
26,700	Baidu Inc., ADR*	4,447,419
378,485	eBay Inc.*	19,121,062
400,900	Facebook Inc., Class A Shares*	18,846,309
63,873	Google Inc., Class A Shares*	67,679,192
34,200	LinkedIn Corp., Class A Shares*	7,661,826
30,900	Pandora Media Inc.*	877,560
210,675	VeriSign Inc.*	11,978,981
12,700	Yelp Inc., Class A Shares*	770,763

	Total Internet Software & Services	132,317,760

IT Services - 8.5%
72,200	Alliance Data Systems Corp.* (a)	17,491,172
26,200	Gartner Inc.*	1,693,830
45,600	Jack Henry & Associates Inc.	2,588,712
51,120	MasterCard Inc., Class A Shares	38,892,607
20,400	MAXIMUS Inc.	928,200
226,675	Teradata Corp.*	10,345,447
249,200	Vantiv Inc., Class A Shares*	7,550,760
163,800	VeriFone Systems Inc.*	4,194,918
267,735	Visa Inc., Class A Shares	54,473,363
30,600	WEX Inc.*	3,037,356

	Total IT Services	141,196,365

Semiconductors & Semiconductor Equipment - 1.4%
166,100	ARM Holdings PLC, ADR	8,288,390
86,600	ASML Holding NV, Class REG Shares(a)	8,086,708
36,400	Avago Technologies Ltd., Class A Shares	1,628,172
59,700	NXP Semiconductor NV*	2,537,250
52,700	Xilinx Inc.	2,341,461

	Total Semiconductors & Semiconductor Equipment	22,881,981

Software - 5.6%
488,825	Adobe Systems Inc.*	27,755,484
178,500	Cadence Design Systems Inc.*	2,365,125
14,500	Citrix Systems Inc.*	860,140
90,600	Electronic Arts Inc.*	2,009,508
218,375	Intuit Inc.	16,209,976
537,575	Microsoft Corp.	20,497,735
347,990	Salesforce.com Inc.*	18,126,799
121,600	ServiceNow Inc.*	6,458,176

	Total Software	94,282,943

	TOTAL INFORMATION TECHNOLOGY	484,062,243

MATERIALS - 3.7%
Chemicals - 3.6%
14,500	Albemarle Corp.	996,295
27,200	Celanese Corp., Series A, Class A Shares	1,526,736
15,400	Cytec Industries Inc.	1,377,992
52,970	Ecolab Inc.	5,676,795
186,710	FMC Corp.	13,603,691
143,930	Monsanto Co.	16,311,587
46,690	PPG Industries Inc.	8,593,761
10,260	Sherwin-Williams Co. (The)	1,877,888
127,225	Syngenta AG, ADR	9,975,712

	Total Chemicals	59,940,457

Construction Materials - 0.1%
29,400	Eagle Materials Inc.	2,293,200

	TOTAL MATERIALS	62,233,657

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.0%
5,700	Cogent Communications Group Inc.	$222,357

Wireless Telecommunication Services - 1.5%
336,275	Crown Castle International Corp.*	24,961,693

	TOTAL TELECOMMUNICATION SERVICES	25,184,050

	TOTAL COMMON STOCKS (Cost - $1,012,628,603)	1,610,117,820

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
WARRANT - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
153,645	Kinder Morgan Inc., expires 5/25/17 (Cost - $38,316) *	$676,038

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,012,666,919)	1,610,793,858

Face Amount
SHORT-TERM INVESTMENTS(b) - 6.1%
MONEY MARKET FUND - 2.7%
$44,496,876	Invesco STIT - Government & Agency Portfolio (Cost - $44,496,876) (c)	44,496,876

TIME DEPOSITS - 3.4%
19,201,824	Banco Santander SA - Germany, 0.030% due 12/2/13	19,201,824
18,913,139	Barclays Bank PLC - Grand Cayman, 0.030% due 12/2/13	18,913,139
9,576,895	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	9,576,895
8,833,398	Societe Generale - France, 0.030% due 12/2/13	8,833,398

	TOTAL TIME DEPOSITS (Cost - $56,525,256)	56,525,256

	TOTAL SHORT-TERM INVESTMENTS (Cost - $101,022,132)	101,022,132

	TOTAL INVESTMENTS - 102.7% (Cost - $1,113,689,051#)	1,711,815,990

	Liabilities in Excess of Other Assets - (2.7)%	(44,722,016)

	TOTAL NET ASSETS - 100.0%	$1,667,093,974

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.4%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	28.3%
Consumer Discretionary	19.8
Health Care	15.0
Industrials	8.5
Financials	6.9
Energy	6.0
Consumer Staples	4.5
Materials	3.6
Telecommunication Services	1.5
Short-Term Investments	5.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 2.0%
1,511,500	Ford Motor Co.	$25,816,420

Diversified Consumer Services - 0.2%
88,078	H&R Block Inc.	2,456,495

Hotels, Restaurants & Leisure - 0.7%
245,000	Carnival Corp.	8,846,950

Household Durables - 0.6%
270,600	Newell Rubbermaid Inc.	8,212,710

Internet & Catalog Retail - 0.1%
62,387	Liberty Interactive Corp., Class A Shares*	1,751,827

Leisure Equipment & Products - 0.2%
53,954	Mattel Inc.	2,496,451

Media - 0.9%
180,000	Comcast Corp., Class A Shares	8,976,600
35,033	Omnicom Group Inc.	2,503,108

	Total Media	11,479,708

Multiline Retail - 1.6%
132,224	Kohl’s Corp.	7,309,343
31,652	Nordstrom Inc.	1,969,071
180,000	Target Corp.	11,507,400

	Total Multiline Retail	20,785,814

Specialty Retail - 1.1%
32,816	Bed Bath & Beyond Inc.*	2,560,632
799,700	Staples Inc.	12,419,341

	Total Specialty Retail	14,979,973

Textiles, Apparel & Luxury Goods - 0.9%
40,503	Coach Inc.	2,345,124
42,505	V.F. Corp.	9,970,823

	Total Textiles, Apparel & Luxury Goods	12,315,947

	TOTAL CONSUMER DISCRETIONARY	109,142,295

CONSUMER STAPLES - 6.8%
Beverages - 0.6%
141,400	Molson Coors Brewing Co., Class B Shares	7,447,538

Food & Staples Retailing - 2.4%
294,077	CVS Caremark Corp.	19,691,396
85,440	Kroger Co. (The)	3,567,120
7,982	Sysco Corp.	268,435
93,300	Wal-Mart Stores Inc.	7,558,233

	Total Food & Staples Retailing	31,085,184

Food Products - 1.9%
215,949	Archer-Daniels-Midland Co.	8,691,947
260,000	ConAgra Foods Inc.	8,577,400
79,700	J.M. Smucker Co. (The)	8,307,928

	Total Food Products	25,577,275

Household Products - 1.3%
84,777	Kimberly-Clark Corp.	9,254,257
100,000	Procter & Gamble Co. (The)	8,422,000

	Total Household Products	17,676,257

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Tobacco - 0.6%
146,800	Reynolds American Inc.	$7,406,060

	TOTAL CONSUMER STAPLES	89,192,314

ENERGY - 15.2%
Energy Equipment & Services - 4.3%
313,996	Ensco PLC, Class A Shares	18,550,884
140,000	Halliburton Co.	7,375,200
166,297	McDermott International Inc.*	1,355,320
221,500	National Oilwell Varco Inc.	18,052,250
103,622	Patterson-UTI Energy Inc.	2,415,429
330,000	Superior Energy Services Inc.*	8,408,400

	Total Energy Equipment & Services	56,157,483

Oil, Gas & Consumable Fuels - 10.9%
97,000	Anadarko Petroleum Corp.	8,615,540
153,828	Chevron Corp.	18,834,700
33,047	Cimarex Energy Co.	3,125,585
337,751	ConocoPhillips	24,588,273
87,608	Exxon Mobil Corp.	8,189,596
32,520	Hess Corp.	2,638,348
486,456	Marathon Oil Corp.	17,531,874
142,930	Murphy Oil Corp.	9,280,445
120,000	Occidental Petroleum Corp.	11,395,200
111,300	Royal Dutch Shell PLC, Class A Shares, ADR	7,423,710
27,347	SM Energy Co.	2,410,365
64,582	Southwestern Energy Co.*	2,496,740
250,300	Total SA, ADR(a)	15,098,096
265,000	Valero Energy Corp.	12,115,800

	Total Oil, Gas & Consumable Fuels	143,744,272

	TOTAL ENERGY	199,901,755

FINANCIALS - 20.6%
Capital Markets - 2.2%
81,900	Ameriprise Financial Inc.	8,865,675
47,102	Goldman Sachs Group Inc. (The)	7,957,412
20,399	Northern Trust Corp.	1,203,337
143,869	State Street Corp.	10,446,328

	Total Capital Markets	28,472,752

Commercial Banks - 4.2%
245,000	BB&T Corp.	8,511,300
761,406	Fifth Third Bancorp	15,471,770
11,712	M&T Bank Corp.(a)	1,351,096
95,500	PNC Financial Services Group Inc.	7,348,725
850,000	Regions Financial Corp.	8,270,500
333,300	Wells Fargo & Co.	14,671,866

	Total Commercial Banks	55,625,257

Consumer Finance - 2.0%
252,700	Capital One Financial Corp.	18,100,901
295,918	SLM Corp.	7,886,215

	Total Consumer Finance	25,987,116

Diversified Financial Services - 2.9%
143,000	Citigroup Inc.	7,567,560
13,360	IntercontinentalExchange Group Inc.*	2,849,555
494,910	JPMorgan Chase & Co.	28,318,750

	Total Diversified Financial Services	38,735,865

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Insurance - 9.1%
85,000	ACE Ltd.	$8,736,300
7,811	Alleghany Corp.*	3,078,315
15,225	Allied World Assurance Co. Holdings AG	1,715,096
373,721	Allstate Corp. (The)	20,281,839
183,800	American International Group Inc.	9,144,050
30,615	Aon PLC	2,499,409
47,657	Arch Capital Group Ltd.*	2,803,661
237,400	Hartford Financial Services Group Inc.	8,458,562
46,711	Loews Corp.	2,211,766
682,616	MetLife Inc.	35,625,729
92,979	Progressive Corp. (The)	2,596,903
29,268	Torchmark Corp.	2,224,368
145,800	Travelers Cos., Inc. (The)	13,229,892
143,000	Willis Group Holdings PLC	6,403,540

	Total Insurance	119,009,430

Real Estate Investment Trusts (REITs) - 0.2%
110,732	Annaly Capital Management Inc.	1,125,037
90,170	Hatteras Financial Corp.	1,506,741

	Total Real Estate Investment Trusts (REITs)	2,631,778

	TOTAL FINANCIALS	270,462,198

HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 3.1%
325,000	Abbott Laboratories	12,411,750
127,500	Baxter International Inc.	8,727,375
12,417	Becton Dickinson and Co.	1,348,362
133,300	Medtronic Inc.	7,640,756
182,184	St. Jude Medical Inc.	10,643,189

	Total Health Care Equipment & Supplies	40,771,432

Health Care Providers & Services - 2.9%
110,000	Aetna Inc.	7,582,300
47,908	Cigna Corp.	4,189,555
135,000	Express Scripts Holding Co.*	9,092,250
33,950	McKesson Corp.	5,631,966
148,084	UnitedHealth Group Inc.	11,029,296

	Total Health Care Providers & Services	37,525,367

Pharmaceuticals - 6.8%
143,000	AstraZeneca PLC, ADR	8,178,170
186,050	Eli Lilly & Co.	9,343,431
183,665	Johnson & Johnson	17,385,729
610,940	Merck & Co., Inc.	30,443,140
110,000	Novartis AG, ADR	8,703,200
246,800	Pfizer Inc.	7,830,964
184,700	Teva Pharmaceutical Industries Ltd., ADR	7,528,372

	Total Pharmaceuticals	89,413,006

	TOTAL HEALTH CARE	167,709,805

INDUSTRIALS - 9.9%
Aerospace & Defense - 3.0%
109,150	General Dynamics Corp.	10,004,689
93,000	Honeywell International Inc.	8,231,430
14,118	L-3 Communications Holdings Inc.	1,460,648
59,300	Lockheed Martin Corp.	8,401,031
77,300	Northrop Grumman Corp.	8,710,164
28,381	Rockwell Collins Inc.	2,064,150

	Total Aerospace & Defense	38,872,112

Commercial Services & Supplies - 0.1%
41,094	Republic Services Inc., Class A Shares	1,434,591

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Construction & Engineering - 1.5%
125,700	Fluor Corp.	$9,780,717
35,544	Jacobs Engineering Group Inc.*	2,124,465
250,000	KBR Inc.	8,457,500

	Total Construction & Engineering	20,362,682

Electrical Equipment - 0.1%
18,330	Hubbell Inc., Class B Shares	1,977,990

Industrial Conglomerates - 1.4%
137,352	Danaher Corp.	10,273,930
303,200	General Electric Co.	8,083,312

	Total Industrial Conglomerates	18,357,242

Machinery - 2.1%
105,600	Dover Corp.	9,582,144
33,555	Joy Global Inc.(a)	1,897,871
190,100	Stanley Black & Decker Inc.	15,472,239

	Total Machinery	26,952,254

Professional Services - 0.4%
27,494	Manpowergroup Inc.	2,197,596
23,924	Towers Watson & Co., Class A Shares	2,693,842

	Total Professional Services	4,891,438

Road & Rail - 1.3%
173,543	Norfolk Southern Corp.	15,217,986
21,286	Ryder System Inc.	1,486,614

	Total Road & Rail	16,704,600

	TOTAL INDUSTRIALS	129,552,909

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.6%
595,681	Cisco Systems Inc.	12,658,221
126,600	Harris Corp.	8,166,966

	Total Communications Equipment	20,825,187

Computers & Peripherals - 1.6%
804,600	EMC Corp.	19,189,710
40,059	Lexmark International Inc., Class A Shares	1,416,887

	Total Computers & Peripherals	20,606,597

Electronic Equipment, Instruments & Components - 1.1%
65,928	Arrow Electronics Inc.*	3,384,744
86,622	Avnet Inc.	3,456,218
303,980	Flextronics International Ltd.*	2,304,168
98,891	FLIR Systems Inc.	2,934,096
109,012	Ingram Micro Inc., Class A Shares*	2,555,241

	Total Electronic Equipment, Instruments & Components	14,634,467

Internet Software & Services - 0.8%
10,600	Google Inc., Class A Shares*	11,231,654

IT Services - 1.6%
215,000	Amdocs Ltd.	8,698,900
28,294	Broadridge Financial Solutions Inc.	1,079,416
22,188	NeuStar Inc., Class A Shares*	1,081,665
29,337	Teradata Corp.*	1,338,941
209,200	Vantiv Inc., Class A Shares*	6,338,760
157,072	Western Union Co. (The)	2,618,390

	Total IT Services	21,156,072

Office Electronics - 0.6%
700,500	Xerox Corp.	7,971,690

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Semiconductors & Semiconductor Equipment - 2.9%
67,617	Analog Devices Inc.	$3,260,492
934,000	Intel Corp.	22,266,560
36,955	Kla-Tencor Corp.	2,360,316
62,232	Lam Research Corp.*	3,242,909
322,500	Micron Technology Inc.*	6,804,750

	Total Semiconductors & Semiconductor Equipment	37,935,027

Software - 4.2%
484,000	Activision Blizzard Inc.	8,329,640
8,124	Autodesk Inc.*	367,611
234,000	CA Inc.	7,722,000
498,642	Microsoft Corp.	19,013,220
22,131	Open Text Corp.	1,896,405
224,089	Oracle Corp.	7,908,101
375,000	Symantec Corp.	8,433,750
32,373	Synopsys Inc.*	1,185,823

	Total Software	54,856,550

	TOTAL INFORMATION TECHNOLOGY	189,217,244

MATERIALS - 3.4%
Chemicals - 1.2%
216,500	Dow Chemical Co. (The)	8,456,490
123,700	EI du Pont de Nemours & Co.	7,592,706

	Total Chemicals	16,049,196

Metals & Mining - 1.6%
267,500	Barrick Gold Corp.(a)	4,411,075
247,455	Freeport-McMoRan Copper & Gold Inc.	8,584,214
314,991	Kinross Gold Corp.	1,483,608
133,200	Nucor Corp.	6,801,192

	Total Metals & Mining	21,280,089

Paper & Forest Products - 0.6%
150,500	International Paper Co.	7,020,825

	TOTAL MATERIALS	44,350,110

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
188,200	AT&T Inc.	6,626,522
313,400	CenturyLink Inc.	9,621,380

	Total Diversified Telecommunication Services	16,247,902

	TOTAL TELECOMMUNICATION SERVICES	16,247,902

UTILITIES - 2.8%
Electric Utilities - 2.1%
348,250	American Electric Power Co., Inc.	16,388,645
58,879	Edison International	2,720,799
122,095	Entergy Corp.	7,556,459

	Total Electric Utilities	26,665,903

Multi-Utilities - 0.7%
267,000	Public Service Enterprise Group Inc.	8,728,230
11,943	SCANA Corp.	563,351

	Total Multi-Utilities	9,291,581

	TOTAL UTILITIES	35,957,484

	TOTAL COMMON STOCKS (Cost - $941,657,712)	1,251,734,016

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $941,657,712)	1,251,734,016

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS(b) - 6.3%
MONEY MARKET FUND - 1.7%
$21,992,331	Invesco STIT - Government & Agency Portfolio (Cost - $21,992,331) (c)	$21,992,331

TIME DEPOSITS - 4.6%
11,168,634	DBS Bank Ltd. - Singapore, 0.030% due 12/2/13	11,168,635
16,556,148	DNB ASA - Norway, 0.030% due 12/2/13	16,556,148
12,177,269	JPMorgan Chase & Co. - London, 0.030% due 12/2/13	12,177,269
9,402,307	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	9,402,307
11,391,498	Wells Fargo - Grand Cayman, 0.030% due 12/2/13	11,391,498

	TOTAL TIME DEPOSITS (Cost - $60,695,857)	60,695,857

	TOTAL SHORT-TERM INVESTMENTS (Cost - $82,688,188)	82,688,188

	TOTAL INVESTMENTS - 101.7% (Cost - $1,024,345,900#)	1,334,422,204

	Liabilities in Excess of Other Assets - (1.7)%	(22,492,972)

	TOTAL NET ASSETS - 100.0%	$1,311,929,232

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.6%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Financials	20.3%
Energy	15.0
Information Technology	14.2
Health Care	12.6
Industrials	9.7
Consumer Discretionary	8.2
Consumer Staples	6.7
Materials	3.3
Utilities	2.7
Telecommunication Services	1.2
Short-Term Investments	6.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 0.6%
58,900	Winnebago Industries Inc.*	$1,823,544

Diversified Consumer Services - 0.4%
38,870	Bright Horizons Family Solutions Inc.*	1,354,619

Hotels, Restaurants & Leisure - 5.0%
50,700	AFC Enterprises Inc.*	2,210,013
60,500	Del Frisco’s Restaurant Group Inc.*	1,280,785
16,040	Extended Stay America Inc.*	403,887
47,800	Fiesta Restaurant Group Inc.*	2,340,766
107,000	Krispy Kreme Doughnuts Inc.*	2,715,660
34,200	Marriott Vacations Worldwide Corp.*	1,786,608
16,300	Noodles & Co., Class A Shares* (a)	662,269
21,700	Red Robin Gourmet Burgers Inc.*	1,729,707
126,700	Scientific Games Corp., Class A Shares*	2,274,265

	Total Hotels, Restaurants & Leisure	15,403,960

Household Durables - 0.7%
263,240	Standard Pacific Corp.*	2,153,303

Internet & Catalog Retail - 1.7%
55,910	HomeAway Inc.*	2,040,715
34,820	Shutterfly Inc.*	1,644,549
41,410	zulily Inc., Class A Shares* (a)	1,448,936

	Total Internet & Catalog Retail	5,134,200

Leisure Equipment & Products - 0.9%
46,400	Arctic Cat Inc.	2,610,928

Media - 2.6%
110,740	Cumulus Media Inc., Class A Shares*	772,965
35,590	Madison Square Garden Co., Class A Shares*	2,005,853
39,903	MDC Partners Inc., Class A Shares	908,192
37,500	Nexstar Broadcasting Group Inc., Class A Shares	1,862,625
60,887	Rentrak Corp.*	2,429,391

	Total Media	7,979,026

Specialty Retail - 4.5%
29,870	Asbury Automotive Group Inc.*	1,550,851
35,100	Conn’s Inc.*	2,117,583
33,178	Container Store Group, Inc. (The)*	1,350,013
11,190	Five Below Inc.*	594,860
26,990	Lithia Motors Inc., Class A Shares	1,783,499
8,500	Lumber Liquidators Holdings Inc.*	855,865
38,900	Penske Automotive Group Inc.	1,727,938
36,290	Restoration Hardware Holdings Inc.*	2,739,895
52,180	Select Comfort Corp.*	1,101,520

	Total Specialty Retail	13,822,024

Textiles, Apparel & Luxury Goods - 0.6%
44,260	Steven Madden Ltd.*	1,724,370

	TOTAL CONSUMER DISCRETIONARY	52,005,974

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 2.5%
27,920	Chefs’ Warehouse, Inc. (The)*	$716,427
71,050	Natural Grocers by Vitamin Cottage Inc.* (a)	2,613,219
44,400	Susser Holdings Corp.* (a)	2,842,488
21,900	United Natural Foods Inc.*	1,507,815

	Total Food & Staples Retailing	7,679,949

Food Products - 0.7%
61,690	B&G Foods Inc., Class A Shares	2,136,325

	TOTAL CONSUMER STAPLES	9,816,274

ENERGY - 6.2%
Energy Equipment & Services - 2.9%
112,000	Basic Energy Services Inc.*	1,589,280
32,880	Geospace Technologies Corp.* (a)	2,869,438
94,460	McDermott International Inc.*	769,849
14,840	Oil States International Inc.*	1,518,874
77,490	Superior Energy Services Inc.*	1,974,445

	Total Energy Equipment & Services	8,721,886

Oil, Gas & Consumable Fuels - 3.3%
35,540	Matador Resources Co.*	774,417
55,720	Navigator Holdings Ltd.*	1,178,478
26,300	Rosetta Resources Inc.*	1,329,991
65,500	Solazyme Inc.* (a)	586,880
146,980	Synergy Resources Corp.*	1,387,491
57,560	Tesoro Corp.	3,374,743
38,020	Western Refining Inc.(a)	1,485,441

	Total Oil, Gas & Consumable Fuels	10,117,441

	TOTAL ENERGY	18,839,327

FINANCIALS - 4.5%
Capital Markets - 2.1%
207,410	BGC Partners Inc., Class A Shares	1,223,719
33,370	LPL Financial Holdings Inc.	1,430,572
42,440	Stifel Financial Corp.*	1,900,039
9,400	Virtus Investment Partners Inc.*	1,953,320

	Total Capital Markets	6,507,650

Commercial Banks - 0.5%
44,080	East West Bancorp Inc.	1,511,062

Consumer Finance - 0.3%
34,490	Green Dot Corp., Class A Shares*	836,382

Insurance - 0.4%
31,250	Validus Holdings Ltd.	1,251,563

Real Estate Investment Trusts (REITs) - 0.3%
32,850	Blackstone Mortgage Trust Inc., Class A Shares	848,844

Real Estate Management & Development - 0.9%
72,800	Alexander & Baldwin Inc.	2,751,112

	TOTAL FINANCIALS	13,706,613

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
HEALTH CARE - 25.4%
Biotechnology - 6.8%
60,810	ACADIA Pharmaceuticals Inc.* (a)	$1,416,265
30,698	Agios Pharmaceuticals Inc.* (a)	538,750
55,390	Alkermes PLC*	2,236,648
66,600	Celldex Therapeutics Inc.*	1,848,816
35,500	Clovis Oncology Inc.*	2,139,940
32,910	Cubist Pharmaceuticals Inc.*	2,254,664
783,030	Dynavax Technologies Corp.* (a)	1,385,963
55,510	Gentium SpA, ADR*	3,009,752
34,430	Intrexon Corp.* (a)	788,103
29,560	NPS Pharmaceuticals Inc.*	780,680
58,280	Prothena Corp. PLC*	1,645,244
212,500	Sangamo Biosciences Inc.*	2,594,625

	Total Biotechnology	20,639,450

Health Care Equipment & Supplies - 7.4%
28,500	Align Technology Inc.*	1,557,240
93,040	ArthroCare Corp.*	3,509,469
144,700	AtriCure Inc.*	2,266,002
37,460	Cyberonics Inc.*	2,574,251
68,972	LDR Holding Corp.* (a)	1,518,763
95,820	Masimo Corp.*	2,743,327
70,100	Novadaq Technologies Inc.*	1,167,165
42,720	Quidel Corp.*	1,074,835
141,700	Spectranetics Corp.*	3,295,942
42,520	STERIS Corp.	1,961,873
62,175	Zeltiq Aesthetics Inc.* (a)	1,090,550

	Total Health Care Equipment & Supplies	22,759,417

Health Care Providers & Services - 3.4%
50,580	Emeritus Corp.*	1,138,556
13,410	ExamWorks Group Inc.*	395,729
218,000	Health Management Associates Inc., Class A Shares*	2,853,620
17,205	MWI Veterinary Supply Inc.*	3,134,235
62,250	Team Health Holdings Inc.*	2,908,942

	Total Health Care Providers & Services	10,431,082

Health Care Technology - 2.1%
9,900	athenahealth Inc.* (a)	1,298,583
51,700	HealthStream Inc.*	1,739,188
27,200	Medidata Solutions Inc.*	3,234,352

	Total Health Care Technology	6,272,123

Life Sciences Tools & Services - 2.2%
53,700	Fluidigm Corp.*	1,706,586
93,060	ICON PLC*	3,549,308
35,400	Quintiles Transnational Holdings Inc.*	1,528,926

	Total Life Sciences Tools & Services	6,784,820

Pharmaceuticals - 3.5%
122,600	Akorn Inc.*	3,156,950
81,400	Lannett Co., Inc.*	2,404,556
65,300	Pacira Pharmaceuticals Inc.*	3,603,907
72,800	Sagent Pharmaceuticals Inc.*	1,653,288

	Total Pharmaceuticals	10,818,701

	TOTAL HEALTH CARE	77,705,593

INDUSTRIALS - 18.2%
Aerospace & Defense - 0.8%
55,670	Hexcel Corp.*	2,445,583

Air Freight & Logistics - 0.6%
77,850	XPO Logistics Inc.* (a)	1,787,436

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Airlines - 0.7%
29,300	Alaska Air Group Inc.	$2,277,782

Building Products - 0.7%
31,900	Trex Co., Inc.*	2,309,241

Commercial Services & Supplies - 2.6%
43,400	Herman Miller Inc.	1,384,894
108,220	Interface Inc., Class A Shares	2,169,811
82,110	Progressive Waste Solutions Ltd.	2,125,007
144,680	Steelcase Inc., Class A Shares	2,362,624

	Total Commercial Services & Supplies	8,042,336

Construction & Engineering - 0.6%
161,300	Furmanite Corp.*	1,822,690

Electrical Equipment - 0.8%
7,900	Acuity Brands Inc.	809,987
27,200	Generac Holdings Inc.	1,448,672
1,440	Power Solutions International Inc.*	107,712

	Total Electrical Equipment	2,366,371

Machinery - 2.2%
33,130	Colfax Corp.*	1,924,191
146,100	Wabash National Corp.*	1,773,654
30,000	Wabtec Corp.	2,070,000
39,400	Westport Innovations Inc.* (a)	845,918

	Total Machinery	6,613,763

Marine - 0.4%
49,380	Matson Inc.	1,235,981

Professional Services - 4.7%
31,500	Advisory Board Co. (The)*	2,038,680
37,340	Corporate Executive Board Co. (The)	2,749,344
74,590	Huron Consulting Group Inc.*	4,433,630
64,500	On Assignment Inc.*	2,194,935
49,200	WageWorks Inc.*	2,819,160

	Total Professional Services	14,235,749

Road & Rail - 2.6%
14,300	Genesee & Wyoming Inc., Class A Shares*	1,375,660
37,375	Old Dominion Freight Line Inc.*	1,925,934
47,400	Roadrunner Transportation Systems Inc.*	1,297,812
48,650	Saia Inc.*	1,689,614
70,200	Swift Transportation Co., Class A Shares* (a)	1,625,130

	Total Road & Rail	7,914,150

Trading Companies & Distributors - 1.1%
34,900	Watsco Inc.	3,349,004

Transportation Infrastructure - 0.4%
24,490	Macquarie Infrastructure Co. LLC	1,335,440

	TOTAL INDUSTRIALS	55,735,526

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.6%
62,900	Ciena Corp.*	1,397,009
21,500	EchoStar Corp., Class A Shares*	1,076,075
70,900	Finisar Corp.*	1,466,921
66,580	Ruckus Wireless Inc.*	868,203

	Total Communications Equipment	4,808,208

Computers & Peripherals - 0.4%
11,500	Stratasys Ltd.*	1,354,355

Electronic Equipment, Instruments & Components - 1.1%
35,200	Control4 Corp.* (a)	614,944
71,400	InvenSense Inc., Class A Shares* (a)	1,234,506
19,100	IPG Photonics Corp.(a)	1,385,132

	Total Electronic Equipment, Instruments & Components	3,234,582

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Internet Software & Services - 3.7%
17,226	Benefitfocus Inc.*	$832,188
16,800	Cornerstone OnDemand Inc.*	847,056
21,315	CoStar Group Inc.*	3,969,706
15,794	Criteo SA, ADR* (a)	570,163
20,292	Envestnet Inc.*	806,607
37,400	Pandora Media Inc.*	1,062,160
34,332	SPS Commerce Inc.*	2,258,016
30,100	Trulia Inc.*	1,033,634

	Total Internet Software & Services	11,379,530

IT Services - 3.1%
71,500	Acxiom Corp.*	2,379,520
59,500	EVERTEC Inc.	1,313,165
29,600	Heartland Payment Systems Inc.(a)	1,329,336
70,000	InterXion Holding NV*	1,575,700
27,435	MoneyGram International Inc.*	578,604
18,620	WEX Inc.*	1,848,221
27,260	WNS Holdings Ltd., ADR*	545,746

	Total IT Services	9,570,292

Semiconductors & Semiconductor Equipment - 2.7%
34,130	Cavium Inc.*	1,235,506
51,400	Magnachip Semiconductor Corp.*	1,043,420
49,500	Monolithic Power Systems Inc.	1,653,300
117,500	Nova Measuring Instruments Ltd.*	1,063,375
104,850	SunEdison Inc.*	1,332,643
58,900	SunPower Corp., Class A Shares* (a)	1,787,026

	Total Semiconductors & Semiconductor Equipment	8,115,270

Software - 6.0%
95,940	Cadence Design Systems Inc.*	1,271,205
101,980	Callidus Software Inc.*	1,113,622
18,800	CommVault Systems Inc.*	1,407,180
91,090	Fortinet Inc.*	1,557,639
11,500	Gigamon Inc.*	335,915
49,330	Guidewire Software Inc.*	2,354,521
23,000	Infoblox Inc.*	730,940
50,300	NetScout Systems Inc.*	1,530,629
62,342	Proofpoint Inc.*	1,901,431
39,900	PROS Holdings Inc.*	1,537,746
55,750	QLIK Technologies Inc.*	1,398,210
20,235	Ultimate Software Group Inc.*	3,170,622

	Total Software	18,309,660

	TOTAL INFORMATION TECHNOLOGY	56,771,897

MATERIALS - 2.4%
Chemicals - 0.5%
48,330	PolyOne Corp.	1,568,792

Metals & Mining - 0.9%
76,360	Horsehead Holding Corp.*	1,143,109
45,000	US Silica Holdings Inc.	1,552,950

	Total Metals & Mining	2,696,059

Paper & Forest Products - 1.0%
56,030	KapStone Paper and Packaging Corp.	2,985,278

	TOTAL MATERIALS	7,250,129

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
49,000	Cogent Communications Group Inc.	$1,911,490

	TOTAL COMMON STOCKS (Cost - $194,202,376)	293,742,823

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $194,202,376)	293,742,823

Face Amount
SHORT-TERM INVESTMENTS(b) - 12.1%
MONEY MARKET FUND - 8.0%
$24,450,416	Invesco STIT - Government & Agency Portfolio (Cost - $24,450,416) (c)	24,450,416

TIME DEPOSITS - 4.1%
5,995,782	DNB ASA - Norway, 0.030% due 12/2/13	5,995,782
6,478,849	Wells Fargo - Grand Cayman, 0.030% due 12/2/13	6,478,849

	TOTAL TIME DEPOSITS (Cost - $12,474,631)	12,474,631

	TOTAL SHORT-TERM INVESTMENTS (Cost - $36,925,047)	36,925,047

	TOTAL INVESTMENTS - 108.2% (Cost - $231,127,423#)	330,667,870

	Liabilities in Excess of Other Assets - (8.2)%	(25,140,268)

	TOTAL NET ASSETS - 100.0%	$305,527,602

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.1%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Health Care	23.5%
Information Technology	17.2
Industrials	16.8
Consumer Discretionary	15.7
Energy	5.7
Financials	4.1
Consumer Staples	3.0
Materials	2.2
Telecommunication Services	0.6
Short-Term Investments	11.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.7%
47,000	Dana Holding Corp.	$953,160
236,117	Modine Manufacturing Co.*	3,135,634
15,000	Standard Motor Products Inc.	520,800

	Total Auto Components	4,609,594

Automobiles - 1.1%
55,922	Thor Industries Inc.	3,023,702

Diversified Consumer Services - 1.3%
167,289	Regis Corp.	2,674,951
55,700	Service Corp. International	1,006,499

	Total Diversified Consumer Services	3,681,450

Hotels, Restaurants & Leisure - 2.7%
11,500	Brinker International Inc.	540,845
7,500	CEC Entertainment Inc.	359,625
19,300	Cheesecake Factory Inc. (The)	940,875
7,700	Cracker Barrel Old Country Store Inc.	835,373
50,906	International Game Technology	890,346
92,714	International Speedway Corp., Class A Shares	3,182,872
22,500	Texas Roadhouse Inc., Class A Shares	629,550

	Total Hotels, Restaurants & Leisure	7,379,486

Household Durables - 0.4%
23,000	Meritage Homes Corp.*	1,002,340

Leisure Equipment & Products - 0.9%
37,029	Brunswick Corp.	1,692,225
8,951	Sturm Ruger & Co., Inc.(a)	688,601

	Total Leisure Equipment & Products	2,380,826

Media - 0.8%
26,300	Cinemark Holdings Inc.	867,637
27,000	Meredith Corp.	1,440,180

	Total Media	2,307,817

Multiline Retail - 0.3%
19,400	Big Lots Inc.*	743,602

Specialty Retail - 2.7%
28,900	Aaron’s Inc.	827,696
15,800	Buckle Inc. (The)(a)	838,348
28,500	Cato Corp. (The), Class A Shares	970,140
34,100	Finish Line Inc. (The), Class A Shares	900,581
10,200	Genesco Inc.*	764,082
11,500	Group 1 Automotive Inc.	787,175
11,700	Guess? Inc.	400,842
28,300	Pier 1 Imports Inc.	630,807
17,100	Rent-A-Center Inc.	582,426
28,600	Stage Stores Inc.	600,886

	Total Specialty Retail	7,302,983

Textiles, Apparel & Luxury Goods - 0.6%
12,700	Hanesbrands Inc.	890,270
19,200	Steven Madden Ltd.*	748,032

	Total Textiles, Apparel & Luxury Goods	1,638,302

	TOTAL CONSUMER DISCRETIONARY	34,070,102

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.1%
12,300	Andersons Inc. (The)	$1,046,361
5,078	Casey’s General Stores Inc.	377,905
13,300	Harris Teeter Supermarkets Inc.	656,754
16,500	Weis Markets Inc.	841,995

	Total Food & Staples Retailing	2,923,015

Food Products - 1.0%
16,500	Cal-Maine Foods Inc.	906,675
12,400	Ingredion Inc.	857,584
14,100	Pinnacle Foods Inc.	389,019
6,881	Sanderson Farms Inc.	470,248

	Total Food Products	2,623,526

Household Products - 1.1%
137,600	Central Garden & Pet Co.*	1,069,152
268,093	Central Garden & Pet Co., Class A Shares*	2,096,487

	Total Household Products	3,165,639

Tobacco - 0.2%
12,100	Universal Corp.(a)	631,136

	TOTAL CONSUMER STAPLES	9,343,316

ENERGY - 5.3%
Energy Equipment & Services - 2.0%
11,700	Bristow Group Inc.	938,340
69,900	Helix Energy Solutions Group Inc.*	1,552,479
55,600	Patterson-UTI Energy Inc.	1,296,036
92,600	Precision Drilling Corp.	865,810
15,100	Tidewater Inc.	861,304

	Total Energy Equipment & Services	5,513,969

Oil, Gas & Consumable Fuels - 3.3%
18,200	Berry Petroleum Co., Class A Shares	915,824
8,000	Cimarex Energy Co.	756,640
14,100	CVR Energy Inc.	556,668
11,600	Energen Corp.	837,172
18,700	Jones Energy Inc., Class A Shares*	270,215
44,276	Ship Finance International Ltd.(a)	748,264
17,200	Stone Energy Corp.*	568,976
25,698	Western Refining Inc.(a)	1,004,021
38,800	Whiting Petroleum Corp.*	2,343,520
22,300	World Fuel Services Corp.	856,320

	Total Oil, Gas & Consumable Fuels	8,857,620

	TOTAL ENERGY	14,371,589

FINANCIALS - 20.1%
Capital Markets - 0.6%
21,900	Main Street Capital Corp.	721,605
18,300	Raymond James Financial Inc.	881,694

	Total Capital Markets	1,603,299

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Commercial Banks - 7.2%
23,600	Bank of Hawaii Corp.	$1,395,940
58,800	Boston Private Financial Holdings Inc.	699,426
30,300	Community Bank System Inc.	1,177,458
23,800	CVB Financial Corp.	384,132
69,485	East West Bancorp Inc.	2,381,946
47,600	First Financial Bancorp	786,828
59,500	First Horizon National Corp.	666,995
32,500	First Interstate Bancsystem Inc., Class A Shares	910,000
39,500	First Midwest Bancorp Inc.	725,220
75,900	First Niagara Financial Group Inc.	845,526
7,378	FirstMerit Corp.	169,399
69,300	Fulton Financial Corp.	905,751
40,241	Hancock Holding Co.	1,416,483
25,000	Independent Bank Corp.	954,250
37,000	NBT Bancorp Inc.	959,410
56,800	Old National Bancorp	883,240
20,700	S&T Bancorp Inc.	544,617
28,812	Trustmark Corp.	808,176
67,485	Webster Financial Corp.	1,989,458
26,800	WesBanco Inc.	844,200

	Total Commercial Banks	19,448,455

Consumer Finance - 0.3%
19,900	Cash America International Inc.	748,439

Insurance - 6.9%
5,921	Allied World Assurance Co. Holdings AG	667,001
16,900	American Financial Group Inc.	974,454
85,556	AMERISAFE Inc.	3,754,197
33,000	First American Financial Corp.	873,180
14,700	Infinity Property & Casualty Corp.	1,048,845
283,914	Maiden Holdings Ltd.	3,594,351
85,078	National Interstate Corp.	2,445,142
24,200	Platinum Underwriters Holdings Ltd.	1,534,280
5,400	ProAssurance Corp.	259,632
18,000	Protective Life Corp.	863,640
44,600	Selective Insurance Group Inc.	1,257,274
9,300	StanCorp Financial Group Inc.	596,223
20,846	Validus Holdings Ltd.	834,882

	Total Insurance	18,703,101

Real Estate Investment Trusts (REITs) - 4.2%
32,656	American Realty Capital Properties Inc.(a)	428,120
46,936	Ashford Hospitality Prime Inc.*	960,311
234,683	Ashford Hospitality Trust Inc.	1,926,747
65,264	Brandywine Realty Trust	866,706
46,100	Education Realty Trust Inc.	401,070
66,100	Franklin Street Properties Corp.	850,046
24,700	Healthcare Realty Trust Inc.	546,611
24,900	Highwoods Properties Inc.	894,408
78,500	Lexington Realty Trust	806,195
20,200	Omega Healthcare Investors Inc.	660,338
37,500	Ramco-Gershenson Properties Trust	600,000
61,317	Retail Properties of America Inc., Class A Shares	817,356
25,723	Starwood Property Trust Inc.	716,900
44,500	Summit Hotel Properties Inc.	404,060
26,700	Washington Real Estate Investment Trust	633,858

	Total Real Estate Investment Trusts (REITs)	11,512,726

Real Estate Management & Development - 0.3%
21,500	Alexander & Baldwin Inc.	812,485

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Thrifts & Mortgage Finance - 0.6%
36,700	Home Loan Servicing Solutions Ltd.	$854,009
37,400	Washington Federal Inc.	874,786

	Total Thrifts & Mortgage Finance	1,728,795

	TOTAL FINANCIALS	54,557,300

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 3.5%
11,900	Cooper Cos., Inc. (The)	1,567,706
20,000	Haemonetics Corp.*	845,200
68,990	Invacare Corp.	1,545,376
39,700	STERIS Corp.	1,831,758
21,800	Teleflex Inc.	2,143,158
34,205	West Pharmaceutical Services Inc.	1,707,514

	Total Health Care Equipment & Supplies	9,640,712

Health Care Providers & Services - 1.2%
43,650	Owens & Minor Inc.	1,666,120
12,900	Select Medical Holdings Corp.	111,714
7,000	Universal Health Services Inc., Class B Shares	577,010
27,700	VCA Antech Inc.*	829,615

	Total Health Care Providers & Services	3,184,459

Life Sciences Tools & Services - 0.3%
22,300	PerkinElmer Inc.	848,292

	TOTAL HEALTH CARE	13,673,463

INDUSTRIALS - 25.6%
Aerospace & Defense - 1.4%
8,600	Alliant Techsystems Inc.	1,042,578
19,000	Curtiss-Wright Corp.	1,002,630
14,400	Elbit Systems Ltd.	797,184
11,800	Triumph Group Inc.	872,492

	Total Aerospace & Defense	3,714,884

Building Products - 0.3%
49,709	NCI Building Systems Inc.*	841,573

Commercial Services & Supplies - 4.7%
354,653	ACCO Brands Corp.*	2,135,011
45,200	Brink’s Co. (The)	1,515,556
48,600	Ennis Inc.	901,044
29,600	Knoll Inc.	525,400
186,886	Schawk Inc., Class A Shares(b)	2,799,552
7,500	UniFirst Corp.	766,800
15,100	United Stationers Inc.	679,198
122,360	Viad Corp.	3,303,720

	Total Commercial Services & Supplies	12,626,281

Construction & Engineering - 2.6%
18,100	Chicago Bridge & Iron Co. NV, Class NY Shares	1,387,908
159,164	Great Lakes Dredge & Dock Corp.	1,418,151
24,900	KBR Inc.	842,367
204,501	Layne Christensen Co.*	3,404,942

	Total Construction & Engineering	7,053,368

Electrical Equipment - 2.8%
18,600	AZZ Inc.	909,168
26,600	Babcock & Wilcox Co. (The)	863,702
374,194	GrafTech International Ltd.* (a)	4,310,715
15,000	Regal-Beloit Corp.	1,103,700
17,200	Thermon Group Holdings Inc.*	495,360

	Total Electrical Equipment	7,682,645

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Machinery - 9.9%
24,700	Actuant Corp., Class A Shares	$965,276
34,800	Altra Holdings Inc.	1,057,224
19,900	Barnes Group Inc.	726,350
161,076	Briggs & Stratton Corp.	3,256,957
14,100	Crane Co.	878,571
201,225	Douglas Dynamics Inc.	3,207,526
10,900	EnPro Industries Inc.*	616,940
133,808	Harsco Corp.	3,499,079
59,094	ITT Corp.	2,412,217
137,655	John Bean Technologies Corp.	4,069,082
18,300	Kennametal Inc.	868,884
425,392	Mueller Water Products Inc., Class A Shares	3,662,625
18,325	Trinity Industries Inc.	951,251
5,900	Valmont Industries Inc.	853,789

	Total Machinery	27,025,771

Marine - 0.5%
7,300	Kirby Corp.*	689,485
24,000	Matson Inc.	600,720

	Total Marine	1,290,205

Road & Rail - 1.5%
19,250	Saia Inc.*	668,553
142,057	Werner Enterprises Inc.	3,419,312

	Total Road & Rail	4,087,865

Trading Companies & Distributors - 1.9%
16,465	GATX Corp.	826,049
17,900	TAL International Group Inc.* (a)	978,056
47,700	United Rentals Inc.*	3,278,421

	Total Trading Companies & Distributors	5,082,526

	TOTAL INDUSTRIALS	69,405,118

INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.8%
14,100	Black Box Corp.	394,941
129,300	Brocade Communications Systems Inc.*	1,136,547
38,500	CommScope Holding Co., Inc.*	619,465

	Total Communications Equipment	2,150,953

Computers & Peripherals - 0.4%
25,500	Electronics for Imaging Inc.*	1,009,800

Electronic Equipment, Instruments & Components - 1.8%
57,400	AVX Corp.	787,528
14,300	Belden Inc.	1,001,286
43,000	Jabil Circuit Inc.	871,610
18,400	Tech Data Corp.*	953,856
97,700	Vishay Intertechnology Inc.*	1,263,261

	Total Electronic Equipment, Instruments & Components	4,877,541

Internet Software & Services - 0.3%
18,300	j2 Global Inc.	877,851

IT Services - 0.3%
25,223	Broadridge Financial Solutions Inc.	962,257

Semiconductors & Semiconductor Equipment - 1.2%
43,100	Cirrus Logic Inc.* (a)	869,758
126,600	ON Semiconductor Corp.*	897,594
89,600	RF Micro Devices Inc.*	473,088
57,500	Teradyne Inc.* (a)	979,225

	Total Semiconductors & Semiconductor Equipment	3,219,665

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Software - 2.4%
116,300	Compuware Corp.	$1,278,137
13,900	Fair Isaac Corp.	820,239
39,249	Mentor Graphics Corp.	884,084
23,800	NetScout Systems Inc.*	724,234
36,400	PTC Inc.*	1,184,456
45,500	Synopsys Inc.*	1,666,665

	Total Software	6,557,815

	TOTAL INFORMATION TECHNOLOGY	19,655,882

MATERIALS - 12.7%
Chemicals - 5.8%
17,500	Albemarle Corp.	1,202,425
20,800	Cabot Corp.	1,015,040
60,500	Chemtura Corp.*	1,597,200
12,100	Cytec Industries Inc.	1,082,708
36,200	HB Fuller Co.	1,854,526
17,800	Innophos Holdings Inc.	854,044
168,314	Kraton Performance Polymers Inc.*	3,920,033
16,100	Methanex Corp.	988,540
2,820	NewMarket Corp.	913,539
60,035	Olin Corp.	1,490,669
9,696	Sensient Technologies Corp.	476,461
3,300	Valspar Corp.	233,013

	Total Chemicals	15,628,198

Construction Materials - 1.2%
332,188	Headwaters Inc.*	3,208,936

Containers & Packaging - 1.3%
48,500	Berry Plastics Group Inc.*	1,040,325
8,200	Rock-Tenn Co., Class A Shares	774,244
18,400	Silgan Holdings Inc.	860,200
21,900	Sonoco Products Co.	877,314

	Total Containers & Packaging	3,552,083

Metals & Mining - 4.1%
47,700	Commercial Metals Co.	926,334
189,754	Globe Specialty Metals Inc.	3,377,621
53,400	HudBay Minerals Inc.(a)	391,956
18,700	Kaiser Aluminum Corp.	1,258,884
14,100	Royal Gold Inc.	635,769
120,300	Schnitzer Steel Industries Inc., Class A Shares	3,685,391
49,000	Steel Dynamics Inc.	892,780

	Total Metals & Mining	11,168,735

Paper & Forest Products - 0.3%
33,600	P.H. Glatfelter Co.	940,464

	TOTAL MATERIALS	34,498,416

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
55,300	Premiere Global Services Inc.*	515,949

UTILITIES - 2.5%
Electric Utilities - 1.2%
44,392	El Paso Electric Co.	1,599,444
35,200	Great Plains Energy Inc.	835,648
16,753	IDACORP Inc.	865,795

	Total Electric Utilities	3,300,887

Gas Utilities - 0.7%
22,300	Southwest Gas Corp.	1,183,238
20,700	UGI Corp.	833,382

	Total Gas Utilities	2,016,620

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Multi-Utilities - 0.6%
14,300	Black Hills Corp.	$718,861
17,300	NorthWestern Corp.	760,854

	Total Multi-Utilities	1,479,715

	TOTAL UTILITIES	6,797,222

	TOTAL COMMON STOCKS (Cost - $173,712,185)	256,888,357

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $173,712,185)	256,888,357

Face Amount
SHORT-TERM INVESTMENTS(c) - 9.3%
COMMERCIAL PAPER - 0.4%
$1,160,000	Barclays U.S. Funding Corp., 0.120% due 12/2/13 (Cost - $1,159,988) (d)	1,159,988

MONEY MARKET FUND - 4.0%
10,703,008	Invesco STIT - Government & Agency Portfolio (Cost - $10,703,008) (e)	10,703,008

TIME DEPOSITS - 4.9%
1,821	BBH - Grand Cayman, 0.030% due 12/2/13	1,821
4,888,544	DNB ASA - Norway, 0.030% due 12/2/13	4,888,545
8,506,360	Wells Fargo - Grand Cayman, 0.030% due 12/2/13	8,506,360

	TOTAL TIME DEPOSITS (Cost - $13,396,726)	13,396,726

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,259,722)	25,259,722

	TOTAL INVESTMENTS - 103.8% (Cost - $198,971,907#)	282,148,079

	Liabilities in Excess of Other Assets - (3.8)%	(10,379,837)

	TOTAL NET ASSETS - 100.0%	$271,768,242

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.3%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Sector^
Industrials	24.6%
Financials	19.3
Materials	12.2
Consumer Discretionary	12.1
Information Technology	7 .0
Energy	5 .1
Health Care	4 .9
Consumer Staples	3 .3
Utilities	2 .4
Telecommunication Services	0 .2
Short-Term Investments	8 .9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS - 93.2%
Argentina - 0.3%
28,267	MercadoLibre Inc.(a)	$3,129,440

Australia - 1.8%
132,504	Abacus Property Group	272,976
225,615	Amcor Ltd.	2,270,467
211,321	Arrium Ltd.	302,660
82,114	Atlas Iron Ltd.	85,589
61,235	Ausdrill Ltd.	43,495
117,359	Australia & New Zealand Banking Group Ltd.	3,411,936
197	Australian Infrastructure Fund, Class Miscella Shares	1
25,141	Bank of Queensland Ltd.(a)	278,807
243,753	Beach Energy Ltd.	298,214
7,276	BlueScope Steel Ltd.*	36,067
301,194	Brambles Ltd.	2,609,964
58,112	Challenger Diversified Property Group	133,017
6,380	Challenger Ltd.	34,946
146,937	CSG Ltd.*	122,748
691,522	Downer EDI Ltd.	2,999,161
332,951	Emeco Holdings Ltd.	60,626
954,107	Grange Resources Ltd.	217,415
1	Matrix Composites & Engineering Ltd.*	1
62,915	Mount Gibson Iron Ltd.	60,033
74,022	Myer Holdings Ltd.	192,775
72,275	National Australia Bank Ltd.	2,277,713
233,950	NRW Holdings Ltd.	251,544
287,669	Pacific Brands Ltd.	171,790
4,753	Panoramic Resources Ltd.	1,040
22,950	Primary Health Care Ltd.	104,457
98,781	Programmed Maintenance Services Ltd.	272,099
76,288	Resolute Mining Ltd.*	34,777
66,715	Seven West Media Ltd.	135,135
189,548	Southern Cross Media Group Ltd., Class Miscella Shares	271,116
36,049	Spark Infrastructure Group(b)	53,403
8,475	Tassal Group Ltd.	23,493
472,089	Toll Holdings Ltd.	2,461,401

	Total Australia	19,488,866

Austria - 0.0%
27,322	Austria Technologie & Systemtechnik AG	272,462
7,612	CA Immobilien Anlagen AG*	127,060
109	Oesterreichische Post AG	5,265
2,938	S IMMO AG*	20,471
1,516	Wienerberger AG	25,368

	Total Austria	450,626

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Belgium - 0.7%
41,557	Anheuser-Busch InBev NV	$4,238,044
6,040	Arseus NV	195,956
216	Barco NV	16,427
569	D’ieteren SA	26,704
585	Elia System Operator SA	26,349
1,431	Gimv NV	72,798
2,882	NV Bekaert S.A.	104,833
18,389	Recticel SA	123,413
41,028	UCB SA	2,756,398

	Total Belgium	7,560,922

Bermuda - 0.0%
21,672	Catlin Group Ltd.	195,074

Brazil - 1.1%
207,900	BR Malls Participações SA	1,704,682
21,464	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(a)	1,010,525
91,160	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	970,854
40,200	Embraer SA, ADR	1,246,602
152,799	Itaú Unibanco Holding SA, ADR	2,149,882
72,334	Natura Cosméticos SA	1,337,970
185,386	Petróleo Brasileiro SA, ADR	2,955,053

	Total Brazil	11,375,568

Canada - 3.9%
22,120	Canadian National Railway Co.	2,494,279
68,300	Canadian Pacific Railway Ltd.	10,432,691
25,054	Dollarama Inc.(a)	2,025,879
70,944	Imax Corp.* (a)	2,187,204
147,885	Lululemon Athletica Inc.* (a)	10,310,542
69,328	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	2,194,231
236,751	Suncor Energy Inc.	8,135,558
25,786	Teck Resources Ltd., Class B Shares	622,114
30,400	Toronto-Dominion Bank (The)	2,775,970

	Total Canada	41,178,468

China - 2.0%
2,748,000	Agricultural Bank of China Ltd., Class H Shares	1,418,824
31,236	Baidu Inc., ADR*	5,202,980
99,000	China XLX Fertiliser Ltd.	25,611
1,705,480	CNOOC Ltd.	3,495,799
5,813,316	Industrial & Commercial Bank of China, Class H Shares	4,198,281
73,147	Qunar Cayman Islands Ltd., ADR* (a)	1,931,081
17,100	SINA Corp.*	1,317,897
561,896	Sinopharm Group Co., Class H Shares	1,683,557
81,152	Youku Tudou Inc., ADR*	2,286,863

	Total China	21,560,893

Denmark - 1.1%
550	D/S Norden AS	24,799
3,825	DFDS AS	311,135
1,594	East Asiatic Co., Ltd. AS*	24,852
785	GN Store Nord AS	18,738
6,024	NKT Holding	281,487
41,725	Novo Nordisk AS, Class B Shares	7,463,451
7,416	Schouw & Co.	279,858
321,510	TDC AS	2,883,372

	Total Denmark	11,287,692

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Finland - 0.8%
460	Atria PLC, Class A Shares	$4,957
13,313	Cramo Oyj	301,634
941	Kesko OYJ, Class B Shares	35,105
21,068	Kone OYJ, Class B Shares(a)	1,936,889
289,407	Nokia Oyj*	2,339,736
41,090	Oriola-KD Oyj, Class B Shares	143,073
9,828	Outokumpu Oyj*	5,101
27,705	Sanoma Oyj	270,846
48,450	Technopolis OYJ	291,282
163,447	UPM-Kymmene Oyj	2,710,337

	Total Finland	8,038,960

France - 7.9%
46,479	Acanthe Developpement SA(a)	27,830
32,733	Air Liquide SA	4,559,758
4,305	Altamir	60,606
24,224	Arkema SA	2,766,352
179,659	AXA SA	4,711,230
165,000	BNP Paribas SA	12,367,583
2,104	Boiron SA	136,414
46	Bourbon SA	1,206
1,052	Caisse Regionale de Credit Agricole Mutuel Nord de France	22,083
32,412	Casino Guichard Perrachon SA	3,621,320
8,860	Cegid Group	277,018
87,646	Cie de Saint-Gobain	4,653,687
5,642	Cie des Alpes	118,469
23,713	Cie Générale des Établissements Michelin, Class B Shares	2,571,982
25,201	Cie Générale d’Optique Essilor International SA	2,644,130
2,982	Ciments Français SA	221,036
23,417	Criteo SA, ADR* (a)	845,354
51,145	Derichebourg SA*	165,698
4,098	Eiffage SA	229,699
288	Esso SA Francaise	17,625
45	Euler Hermes SA	5,934
945	Groupe Steria SCA	18,875
1,167	Jacquet Metal Service	19,718
14,623	Kering	3,246,980
12,562	L’Oréal SA	2,102,121
40,016	LVMH Moët Hennessy Louis Vuitton SA(a)	7,530,122
909	Medica SA	24,806
900	Metropole Television SA	19,638
1,241	Neopost SA	97,016
2,072	Nexity SA	75,971
1,929	Orpea	112,376
47,342	Publicis Groupe SA	4,189,594
6,756	Rallye SA	285,819
32,613	Remy Cointreau SA	2,782,017
57,642	Safran SA	3,795,014
51,720	Sanofi	5,469,493
43,258	Schneider Electric SA	3,655,798
1,956	Seche Environnement SA	71,861
466	Societe de la Tour Eiffel	32,269
144,071	Societe Generale SA	8,268,026
2,489	Societe Television Francaise 1	46,444
1,485	Sopra Group SA	148,969
41,389	Total SA	2,508,094
1,779	Valeo SA	188,846

	Total France	84,714,881

Georgia - 0.0%
7,610	Bank of Georgia Holdings PLC	282,215

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Germany - 8.2%
103,285	Adidas AG	$12,575,282
37,255	Allianz SE	6,461,735
3,500	Asian Bamboo AG*	8,965
2,758	Aurubis AG	162,621
42,741	BASF SE	4,569,164
35,799	Bayer AG	4,781,571
50,846	Bayerische Motoren Werke AG	5,848,563
315	Bechtle AG	20,488
312	Bilfinger SE	35,690
851	Cewe Stiftung & Co. KGAA	46,937
36,515	Daimler AG, Class Registered Shares	3,029,386
148,703	Deutsche Bank AG	7,182,855
1,583	Deutsche Beteiligungs AG	44,295
62,596	Deutsche Lufthansa AG*	1,360,843
12,577	Freenet AG	357,106
64,292	Fresenius Medical Care AG & Co. KGaA	4,500,274
91,250	GEA Group AG	4,256,916
490	Gesco AG	46,756
4,823	Grammer AG	244,884
27,830	Hannover Rueck SE	2,318,863
35,257	HeidelbergCement AG	2,756,382
5,502	Indus Holding AG	209,719
228,075	Infineon Technologies AG	2,317,181
3,798	Leoni AG	284,082
59,730	Metro AG	2,996,919
3,208	MLP AG	21,473
4,034	Rheinmetall AG	248,870
5,128	Rhoen Klinikum AG	143,065
26,633	SAP AG	2,207,999
32,267	Siemens AG	4,268,181
8,235	Sixt SE	260,456
5,903	Stada Arzneimittel AG	304,764
27,263	Symrise AG	1,209,036
189,813	Telefonica Deutschland Holding AG	1,549,375
1,463	TUI AG*	21,260
20,142	Volkswagen AG	5,238,508
10,963	VTG AG	227,462
5,229	Wacker Neuson SE	87,622
6	Wincor Nixdorf AG	411
138,367	Wirecard AG	5,179,808

	Total Germany	87,385,767

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Hong Kong - 3.5%
2,756,442	AIA Group Ltd.	$13,944,965
632,000	Century City International Holdings Ltd.	48,087
45,000	Champion REIT	20,168
336,210	China Mobile Ltd.	3,636,062
12,800	Dah Sing Banking Group Ltd.	23,578
243,500	Dickson Concepts International Ltd.	149,839
806,000	Emperor International Holdings	233,517
760,000	Get Nice Holdings Ltd.	35,766
6,000	Great Eagle Holdings Ltd.	20,951
229,997	Hong Kong Exchanges & Clearing Ltd.	4,055,694
404,000	Hong Kong Television Network Ltd.	107,636
294,000	Hongkong Land Holdings Ltd.	1,738,822
91,110	Jardine Strategic Holdings Ltd.	2,922,382
84,000	Norstar Founders Group Ltd.* (c) (d)	0
1,204,000	Pacific Andes International Holdings Ltd.	54,312
200,000	Paliburg Holdings Ltd.	64,493
475,000	Regal Real Estate Investment Trust	138,421
1,437,000	Samson Holding Ltd.	224,264
656,299	Sands China Ltd.	4,958,513
1,210,000	SJM Holdings Ltd.	3,909,100
1,296,000	Skyworth Digital Holdings Ltd.	774,166
180,000	SOCAM Development Ltd.	210,114
20,000	Texwinca Holdings Ltd.	19,554
476,000	Victory City International Holdings Ltd.	74,900
977,200	VST Holdings Ltd.	252,062

	Total Hong Kong	37,617,366

India - 0.2%
70,340	Tata Motors Ltd., ADR	2,283,940

Ireland - 0.7%
31,778	Accenture PLC, Class A Shares	2,461,842
39,772	Aer Lingus Group PLC	73,209
755	FBD Holdings PLC	17,199
2,011	Grafton Group PLC	20,487
70,050	Henderson Group PLC	245,601
2,352	Kentz Corp. Ltd.	22,940
96,205	Shire PLC	4,361,256
4,675	Smurfit Kappa Group PLC	110,910
123,151	Total Produce PLC	144,238
19,794	UDG Healthcare PLC	101,381

	Total Ireland	7,559,063

Isle of Man - 0.0%
18,270	Playtech Ltd.	209,082
191,709	Redefine International PLC(a)	157,686

	Total Isle of Man	366,768

Israel - 0.4%
62,322	Check Point Software Technologies Ltd.*	3,855,239
8,433	Clal Insurance Enterprises Holdings Ltd.	166,344
30,997	Discount Investment Corp.*	236,892
27,416	Jerusalem Economy Ltd.	250,908
17,335	Phoenix Holdings Ltd. (The)	67,121

	Total Israel	4,576,504

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Italy - 0.7%
151,336	A2A SpA	$172,593
4,914	ACEA SpA	54,310
17,055	Ascopiave SpA	41,782
898	ASTM SpA	14,037
56,575	Banca Carige SpA* (a)	37,480
55,422	Banca Popolare di Milano Scarl*	32,961
504,994	Enel SpA	2,287,939
16,610	ERG SpA	220,970
5,674	Gtech SpA	174,574
101,726	Immobiliare Grande Distribuzione	120,245
747,065	Intesa Sanpaolo SpA	1,796,559
77,439	Iren SpA	119,370
50,368	Italcementi SpA	238,695
50,334	Mediaset SpA*	228,302
68,960	Saipem SpA	1,549,616
43,184	Sogefi SpA	247,424
24,684	Unipol Gruppo Finanziario SpA	123,807

	Total Italy	7,460,664

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Japan - 15.5%
4,000	77 Bank Ltd. (The)	$19,786
25,700	Airport Facilities Co., Ltd.	212,825
13,700	Alpine Electronics Inc.	188,250
9,900	Aoyama Trading Co., Ltd.	266,106
191,000	Asahi Kasei Corp.	1,507,843
26,000	ASKA Pharmaceutical Co., Ltd.	202,867
64,300	Astellas Pharma Inc.	3,803,731
10,000	Bank of Saga Ltd. (The)	21,298
47,300	Belluna Co., Ltd.	227,864
128,526	Bridgestone Corp.	4,712,111
13,800	Cawachi Ltd.	247,852
8,000	Cleanup Corp.	68,065
27,600	Daikin Industries Ltd.	1,747,595
2,000	Daishi Bank Ltd. (The)	6,960
33,100	DCM Holdings Co., Ltd.	225,118
27,900	Disco Corp.	1,915,590
31,800	East Japan Railway Co.	2,600,811
42,300	EDION Corp.	246,255
55,000	Electric Power Development Co., Ltd.	1,626,311
29,529	FANUC Corp.	4,975,245
8,900	Foster Electric Co., Ltd.	174,749
92,900	Fuji Oil Co., Ltd.	1,502,541
3,400	Funai Electric Co., Ltd.	39,817
27,000	Fuso Pharmaceutical Industries Ltd.	90,062
25,000	Gunze Ltd.	64,213
22,800	Hakuto Co., Ltd.	224,019
24	Hankyu REIT Inc., Class A Shares	127,197
51,000	Hanwa Co., Ltd.	246,243
208	Heiwa Real Estate REIT Inc.	155,764
99,000	Higashi-Nippon Bank Ltd. (The)	222,432
1,121,000	Hitachi Ltd.	8,245,417
120,200	Honda Motor Co., Ltd.	5,088,004
424	Ichigo Real Estate Investment Corp.(a)	263,781
21,900	Inabata & Co., Ltd.	238,407
4,500	Itochu Enex Co., Ltd.	24,005
35,400	Japan Airlines Co., Ltd.	1,801,835
164,320	Japan Exchange Group Inc.	4,393,851
2,000	Japan Pulp & Paper Co., Ltd.	6,093
148,034	Japan Tobacco Inc.	5,005,644
22,000	Japan Vilene Co., Ltd.	124,439
51,900	Jin Co., Ltd.(a)	2,021,847
89,000	J-Oil Mills Inc.	243,381
191,900	JSR Corp.	3,532,073
81,000	Kawasaki Kisen Kaisha Ltd.	192,365
43,300	KDDI Corp.	2,722,055
3,000	Keihin Corp.	49,757
37	Kenedix Realty Investment Corp., Class A Shares	172,201
2,800	Kissei Pharmaceutical Co., Ltd.	63,839
18,200	Kiyo Bank Ltd. (The)*	243,010
13,000	Kohnan Shoji Co., Ltd.	134,825
172,159	Komatsu Ltd.	3,584,104
182,744	Kubota Corp.	3,129,688
131,000	Kurabo Industries Ltd.	230,345
10,400	Kuroda Electric Co., Ltd.	155,890
55,000	Kyodo Printing Co., Ltd.	149,903
4,300	Kyokuto Securities Co., Ltd.	78,952
300	KYORIN Holdings Inc.	6,202
29,000	Kyudenko Corp.	177,350
5,200	Macnica Inc.	142,369

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
348,000	Marubeni Corp.	$2,527,053
13,000	Maruetsu, Inc. (The)	42,236
2,200	Marusan Securities Co., Ltd.	18,108
39,000	Maruzen Showa Unyu Co., Ltd.	139,415
109,000	Mie Bank Ltd. (The)	221,424
9,000	Mimasu Semiconductor Industry Co., Ltd.	80,104
54,000	Mito Securities Co., Ltd.	261,496
119,200	Mitsubishi Corp.	2,346,908
45,000	Miyazaki Bank Ltd. (The)	127,078
78,000	MS&AD Insurance Group Holdings	2,102,913
129,200	Nabtesco Corp.	3,012,046
9,400	NEC Capital Solutions Ltd.	278,518
2,000	Nice Holdings Inc.	5,259
126,000	Nippon Beet Sugar Manufacturing Co., Ltd.	228,783
55,000	Nippon Flour Mills Co., Ltd.	262,246
176,900	Nippon Light Metal Holdings Co., Ltd.	231,655
16,800	Nippon Paper Industries Co., Ltd.(a)	306,076
104,320	Nippon Steel & Sumikin Bussan Corp.	385,349
43,000	Nippon Telegraph & Telephone Corp.	2,159,749
10,000	Nippon Thompson Co., Ltd.	49,886
32,300	Nipro Corp.(a)	292,867
52,000	Nishimatsu Construction Co., Ltd.	159,649
290,500	Nissan Motor Co., Ltd.	2,657,249
18,400	Nisshin Steel Holdings Co., Ltd.	228,356
32,000	Nissin Corp.	90,667
93,150	NKSJ Holdings Inc.	2,585,848
1,000	Nohmi Bosai Ltd.	9,836
62,000	NS United Kaiun Kaisha Ltd.*	188,593
18,600	Onoken Co., Ltd.	241,847
6,300	Otsuka Kagu Ltd.	65,699
71	Premier Investment Corp., Class REIT Shares	276,633
383,700	Rakuten Inc.	5,904,561
1,600	Riso Kagaku Corp.	34,852
11,400	Ryosan Co., Ltd.	235,981
15,500	S Foods Inc.	152,686
74,000	Sakai Chemical Industry Co., Ltd.	232,381
11,000	San-Ai Oil Co., Ltd.	48,784
37,000	Sanki Engineering Co., Ltd.	227,455
32,200	Sanoh Industrial Co., Ltd.	236,128
11,700	Sanshin Electronics Co., Ltd.	82,275
58,400	SCSK Corp.	1,471,622
14,100	Seiko Epson Corp.	341,319
178,000	Sekisui Chemical Co., Ltd.	2,088,681
157,000	Sekisui House Ltd.	2,168,442
16,000	Sekisui Plastics Co., Ltd.	42,655
26,700	Senshukai Co., Ltd.	227,407
121,700	Seven & I Holdings Co., Ltd.	4,484,797
22,900	Shinko Shoji Co., Ltd.	191,659
124,900	Shionogi & Co., Ltd.	2,749,506
6,000	Showa Corp.	90,022
15,500	SMC Corp.	3,737,493
4,000	SMK Corp.	21,579
33,400	Sodick Co., Ltd.	154,290
46,910	SoftBank Corp.	3,802,613
141,700	Start Today Co., Ltd.	3,636,227
234,900	Sumitomo Mitsui Financial Group Inc.	11,633,545
801,342	Sumitomo Mitsui Trust Holdings Inc.	3,941,763
57,400	Suntory Beverage & Food Ltd.*	1,810,320
146,400	Suzuki Motor Corp.	3,765,640
81,000	T RAD Co., Ltd.	218,397

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
1,500	Takasago Thermal Engineering Co., Ltd.	$12,124
37,000	Takiron Co., Ltd.	147,419
10,000	Tochigi Bank Ltd. (The)	38,418
4,900	Tokai Tokyo Financial Holdings Inc.	44,099
29,000	Tokyo Energy & Systems Inc.	147,559
1,350,000	Toshiba Corp.	5,829,827
20,000	Tosoh Corp.	89,942
41,000	Toyo Kohan Co., Ltd.	201,144
195,000	Toyo Tire & Rubber Co., Ltd.	1,153,609
153,200	Toyota Motor Corp.	9,553,205
11,400	TSI Holdings Co., Ltd.	72,298
49,700	Tsumura & Co.	1,348,955
42,000	Uchida Yoko Co., Ltd.	116,013
7,500	UKC Holdings Corp.	126,823
30,800	UNY Group Holdings Co., Ltd.	201,894
5,600	Vital KSK Holdings Inc.	39,086
9,900	Yachiyo Bank Ltd. (The)	257,400
7,700	YAMABIKO Corp.	225,074
19,000	Yodogawa Steel Works Ltd.	81,702
5,900	Yokohama Reito Co., Ltd.	46,618
26,000	Yurtec Corp.	80,762

	Total Japan	165,021,749

Jersey, Channel Islands - 0.0%
142,643	Highland Gold Mining Ltd.	138,881
19,186	Phoenix Group Holdings	223,026

	Total Jersey, Channel Islands	361,907

Malaysia - 0.2%
531,500	Tenaga Nasional Bhd	1,623,962

Mauritius - 0.0%
12,146	Essar Energy PLC*	16,389

Mexico - 0.3%
186,274	Grupo Financiero Banorte SAB de CV, Class O Shares	1,271,309
681,560	Wal-Mart de Mexico SAB de CV, Class V Shares	1,806,793

	Total Mexico	3,078,102

Netherlands - 4.8%
5,267	Accell Group	93,693
1,082	ASM International NV	36,603
111,394	ASML Holding NV	10,409,711
24,619	BE Semiconductor Industries NV	271,453
9,867	BinckBank NV	101,217
159,426	Delta Lloyd NV	3,871,892
2,022	Heijmans NV	29,258
21,976	Heineken NV	1,494,275
932,644	ING Groep NV*	12,119,283
10,135	Nieuwe Steen Investments NV	63,540
1,484	PostNL NV*	8,682
201,085	Reed Elsevier NV	4,293,899
105,006	Royal Dutch Shell PLC, Class A Shares	3,511,875
98,693	Royal Dutch Shell PLC, Class B Shares	3,456,868
823	SBM Offshore NV*	16,442
100,810	Sensata Technologies Holding NV*	3,929,574
2,044	Vastned Retail NV	92,473
96	Wereldhave NV	7,336
183,562	Yandex NV, Class A Shares*	7,296,590

	Total Netherlands	51,104,664

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
New Zealand - 0.0%
124,696	Air New Zealand Ltd.	$167,280
19,534	Goodman Property Trust	16,158
28,019	Mighty River Power Ltd.	47,965
230,228	New Zealand Oil & Gas Ltd.	153,916
24,640	Precinct Properties New Zealand Ltd.	19,793
10,957	SKYCITY Entertainment Group Ltd.	33,112
5,973	Warehouse Group Ltd. (The)	18,018

	Total New Zealand	456,242

Norway - 1.0%
22	Aker ASA, Class A Shares	779
20,292	Atea ASA	197,275
49,689	Austevoll Seafood ASA	287,066
5,978	Borregaard ASA	26,075
147,805	BW Offshore Ltd.	191,953
239,995	DNB ASA	4,238,770
9,856	Leroy Seafood Group ASA	293,081
33,771	SpareBank 1 SMN	297,805
101,729	Statoil ASA	2,299,498
118,492	Telenor ASA	2,847,986
8,768	Wilh Wilhelmsen ASA, Class B Shares	78,811

	Total Norway	10,759,099

Panama - 0.3%
18,299	Copa Holdings SA, Class A Shares	2,770,835

Portugal - 0.5%
230,955	Jeronimo Martins SGPS SA	4,765,554
23,313	Mota-Engil SGPS SA	140,846
69,415	Sonaecom - SGPS SA	239,822

	Total Portugal	5,146,222

Singapore - 1.2%
165,000	AIMS AMP Capital Industrial REIT	199,937
148,000	Ascott Residence Trust(a)	140,291
100,000	Asian Pay Television Trust	62,158
34,000	Cambridge Industrial Trust	18,970
16,117	Cape PLC	72,460
472,000	Chip Eng Seng Corp., Ltd.	263,038
432,000	DBS Group Holdings Ltd.	5,919,138
227,000	GuocoLeisure Ltd.	146,567
100,000	Hong Fok Corp. Ltd.	56,134
873,000	K1 Ventures Ltd.	136,243
41,000	Keppel REIT	38,729
70,000	QAF Ltd.	45,723
6,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust, Class REIT Shares	5,212
833,000	SembCorp. Industries Ltd.	3,586,401
36,000	Suntec Real Estate Investment Trust	44,773
67,000	United Engineers Ltd.	96,443
125,000	United Overseas Bank Ltd.	2,085,886
93,000	Wing Tai Holdings Ltd.	148,256

	Total Singapore	13,066,359

South Africa - 0.5%
53,256	Naspers Ltd., Class N Shares	5,068,776

South Korea - 1.7%
58,097	Kia Motors Corp.	3,317,879
26,984	LG Corp.	1,594,279
17,577	POSCO, ADR	1,362,042
5,983	Samsung Electronics Co., Ltd.	8,439,702
81,030	Samsung Heavy Industries Co., Ltd.	2,997,571

	Total South Korea	17,711,473

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Spain - 1.1%
83,972	Abengoa SA	$221,807
101,227	Abertis Infraestructuras SA	2,150,208
756	Acciona SA	46,158
39,701	Amadeus IT Holding SA, Class A Shares	1,486,753
441,664	Banco Bilbao Vizcaya Argentaria SA	5,281,398
14,825	Bankinter SA	93,570
1,102	Bolsas y Mercados Españoles SA	40,261
1,724	Corp Financiera Alba SA	101,495
7,911	Ence Energia y Celulosa SA	32,132
4,354	Grupo Catalana Occidente SA	150,605
13,188	Inditex SA	2,103,252
1,758	Mediaset Espana Comunicacion SA*	20,611
482	Obrascon Huarte Lain SA	19,088
49,937	Papeles y Cartones de Europa SA	272,403

	Total Spain	12,019,741

Sweden - 1.4%
539	Axfood AB	27,252
14,058	B&B Tools AB, Class B Shares	243,171
11,518	Bilia AB, Class A Shares	277,419
700	BillerudKorsnas AB	8,478
94,811	Hennes & Mauritz AB, Class B Shares	4,019,162
97,782	Hexagon AB, Class B Shares	3,002,086
1,133	Holmen AB, Class B Shares	39,580
62,609	Klovern AB	277,113
2,656	Kungsleden AB	18,277
330,463	Meda AB, Class A Shares	4,072,690
130	NCC AB, Class A Shares	4,047
2,319	NCC AB, Class B Shares	72,222
23,231	New Wave Group AB, Class B Shares	121,339
10,453	Nolato AB, Class B Shares	223,218
23,421	Peab AB	140,702
8,084	Saab AB, Class B Shares	166,489
35,286	SSAB AB	214,465
58,960	Svenska Cellulosa AB SCA, Class B Shares	1,718,978

	Total Sweden	14,646,688

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Switzerland - 9.0%
27,513	Adecco SA*	$2,116,219
544	Allreal Holding AG*	75,592
12,752	Ascom Holding AG*	206,260
3,351	BKW AG	110,790
329,799	Credit Suisse Group AG*	9,800,833
85,004	Ferrexpo PLC	250,563
248	Galenica AG	246,225
515	GAM Holding AG*	9,471
729	Helvetia Holding AG	340,889
494	Implenia AG*	33,774
134,622	Julius Baer Group Ltd.*	6,300,210
4,391	Kudelski SA	66,866
75	Kuoni Reisen Holding AG*	33,060
70,530	Lonza Group AG, Registered Shares*	6,566,313
132,081	Nestlé SA	9,655,291
21,142	Nobel Biocare Holding AG*	310,653
201,721	Novartis AG	15,945,120
669	PSP Swiss Property AG*	57,413
93,527	Roche Holding AG	26,058,999
138	Siegfried Holding AG*	24,262
83	St Galler Kantonalbank AG	32,012
9,072	Swatch Group AG (The)	5,945,218
14,899	Syngenta AG	5,849,876
443	Valiant Holding	39,907
839	Valora Holding AG	206,129
484	Vontobel Holding AG	17,872
19,090	Zurich Insurance Group AG*	5,318,666

	Total Switzerland	95,618,483

Taiwan - 1.1%
593,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,100,120
524,245	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,294,864

	Total Taiwan	11,394,984

Thailand - 0.1%
228,200	Kasikornbank PCL, NVDR	1,201,830

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United Kingdom - 18.8%
32,072	African Barrick Gold PLC	$89,857
23,535	Amlin PLC	172,896
1,396	Anglo Pacific Group PLC	4,553
323,532	ARM Holdings PLC	5,378,799
441,160	Aviva PLC	3,093,996
127,219	Avocet Mining PLC* (a)	28,304
79,949	Balfour Beatty PLC	350,033
2,249,535	Barclays PLC	9,971,382
80,625	Barratt Developments PLC	433,424
13,023	BBA Aviation PLC	69,611
9,854	Bellway PLC	232,079
8,286	Berkeley Group Holdings PLC	318,704
556,579	BG Group PLC	11,350,123
324,001	BHP Billiton PLC	9,838,300
14,508	Big Yellow Group PLC	113,615
724,128	BP PLC	5,704,114
36,115	British American Tobacco PLC	1,923,200
317,128	Britvic PLC	3,508,837
337,020	BT Group PLC, Class A Shares	2,058,128
2,855	Bumi PLC*	10,071
85,848	Burberry Group PLC	2,145,478
34,004	Cable & Wireless Communications PLC	26,523
16,844	Cairn Energy PLC*	75,726
94,219	Capita PLC	1,537,398
66,347	Carillion PLC	327,174
79,303	Carnival PLC	2,892,240
353,389	Centrica PLC	1,956,692
58,086	Chesnara PLC	281,419
29,906	Computacenter PLC	327,537
24,592	CSR PLC	201,974
17,329	Dairy Crest Group PLC	146,510
99,272	Debenhams PLC	156,879
659	Derwent London PLC	26,114
105,871	Diageo PLC	3,375,971
430,368	Domino’s Pizza Group PLC	3,865,427
15,162	Drax Group PLC	171,528
25,455	DS Smith PLC	127,100
619	easyJet PLC	14,418
22,489	Electrocomponents PLC	107,200
17,190	Enterprise Inns PLC*	38,788
171,904	Firstgroup PLC	321,073
3,542	Galliford Try PLC	63,221
7,000	Great Portland Estates PLC	66,618
8,581	Greene King PLC	122,263
3,742	Greggs PLC	27,059
22,163	Halfords Group PLC	177,007
141,177	Hargreaves Lansdown PLC	2,797,510
19,748	Hargreaves Services PLC	278,428
3,187	Hikma Pharmaceuticals PLC	62,894
106,711	Home Retail Group PLC	332,401
398,203	HSBC Holdings PLC	4,437,995
1,262,100	HSBC Holdings PLC, London Shares	14,103,877
9,290	Hunting PLC	121,261
519	Immunodiagnostic Systems Holdings PLC	4,414
28,524	Inchcape PLC	277,574
11,715	Intermediate Capital Group PLC	81,262
11,178	Interserve PLC	119,415
6,791	John Wood Group PLC	88,249
4,098	Kazakhmys PLC	15,891

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
4,512	Keller Group PLC	$78,120
1,037,247	Kingfisher PLC	6,366,706
3,208	Laird PLC	13,716
102,129	Liberty Global PLC*	8,318,407
33,700	Liberty Global PLC, Class A Shares*	2,891,797
131,859	Lookers PLC	263,213
184,335	Man Group PLC	267,282
5,558	Mapeley Ltd.* (c) (d)	0
46,520	Marston’s PLC	113,978
72,684	Mecom Group PLC	83,798
10,283	Millennium & Copthorne Hotels PLC	98,160
17,997	Mondi PLC	295,034
8,772	Morgan Sindall Group PLC	110,059
2,971	N Brown Group PLC	26,293
76,015	National Express Group PLC	331,088
43,853	Pace PLC	226,509
104,380	Pearson PLC	2,306,548
39,871	Persimmon PLC*	756,929
87,202	Petropavlovsk PLC	89,185
19,800	Premier Foods PLC*	39,458
1,045,588	Premier Oil PLC	5,330,253
5,737	Primary Health Properties PLC	31,174
119,455	Prudential PLC	2,552,848
55,489	Reckitt Benckiser Group PLC	4,449,188
48,407	Rightmove PLC	2,008,934
179,827	Rio Tinto PLC	9,556,433
610,835	Rolls-Royce Holdings PLC*	12,321,792
44,995,716	Rolls-Royce Holdings PLC, Class C Shares* (c) (d)	73,663
52,009	SABMiller PLC	2,681,045
63,794	Scottish & Southern Energy PLC	1,385,720
251,953	Smith & Nephew PLC	3,358,323
46,092	Soco International PLC*	301,565
16,926	Spirit Pub Co. PLC	20,009
25,319	St. Ives PLC	73,275
486,469	Standard Chartered PLC	11,512,708
92,736	Stobart Group Ltd.(a)	212,570
16,958	Synergy Health PLC	293,904
7,838	TalkTalk Telecom Group PLC	34,905
93,857	Taylor Wimpey PLC	163,234
609,720	Telecity Group PLC	6,999,120
11,332	Trinity Mirror PLC*	33,654
88,241	TT Electronics PLC	284,609
616	Tullett Prebon PLC	3,373
7,787	Tullow Oil PLC	110,683
75,315	Unilever PLC	3,040,747
6,232	Vedanta Resources PLC	89,943
32,013	Vesuvius PLC	254,352
1,895,336	Vodafone Group PLC	7,029,744
61,021	Weir Group PLC (The)	2,139,023
6,875	Workspace Group PLC	56,838
263,650	WPP PLC	5,821,450

	Total United Kingdom	200,851,893

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares		Security	Value
United States - 2.4%
82,670		Catamaran Corp.*	$3,772,232
8,836		MasterCard Inc., Class A Shares	6,722,517
130,289		Schlumberger Ltd.	11,520,154
50,894		Yum! Brands Inc.	3,953,446

		Total United States	25,968,349

		TOTAL COMMON STOCKS (Cost - $835,914,681)	994,401,424

WARRANT - 0.2%
Luxembourg - 0.2%
793,323		Idea Cellular Ltd., expires 3/13/17 (Restricted), (Cost - $1,568,706) *(b)	2,213,371

PREFERRED STOCKS - 0.0%
Germany - 0.0%
63		Draegerwerk AG & Co. KGaA, 1.060%	7,780

Italy - 0.0%
56,224		Unipol Gruppo Finanziario SpA, 5.340%	238,317

		TOTAL PREFERRED STOCKS (Cost - $218,002)	246,097

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $837,701,389)	996,860,892

Face Amount †
SHORT-TERM INVESTMENTS(e) - 8.9%
MONEY MARKET FUND - 2.7%
$28,605,048		Invesco STIT - Government & Agency Portfolio (Cost - $28,605,048) (f)	28,605,048

TIME DEPOSITS - 6.2%
		BBH - Grand Cayman:
104	CHF	0.001% due 12/2/13	115
3,487,599	JPY	0.005% due 12/2/13	34,040
4,455	SGD	0.005% due 12/2/13	3,551
22	EUR	0.041% due 12/2/13	30
5,921	GBP	0.060% due 12/2/13	9,694
1	CAD	0.305% due 12/2/13	0
1,727	NOK	0.600% due 12/2/13	282
13	AUD	1.634% due 12/2/13	12
41,439	NZD	1.650% due 12/2/13	33,783
		Citibank - London:
19,097,272	JPY	0.005% due 12/2/13	186,397
19,384	EUR	0.041% due 12/2/13	26,371
31,195,428		JPMorgan Chase & Co. - London, 0.030% due 12/2/13	31,195,428
1,958,219		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	1,958,219
33,087,372		Wells Fargo - Grand Cayman, 0.030% due 12/2/13	33,087,372

		TOTAL TIME DEPOSITS (Cost - $66,535,294)	66,535,294

		TOTAL SHORT-TERM INVESTMENTS (Cost - $95,140,342)	95,140,342

		TOTAL INVESTMENTS - 102.3% (Cost - $932,841,731#)	1,092,001,234

		Liabilities in Excess of Other Assets - (2.3)%	(24,263,734)

		TOTAL NET ASSETS - 100.0%	$1,067,737,500

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).

Schedules of Investments

(unaudited) (continued)

International Equity Investments

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.2%.
(f)	Represents investment of collateral received from securities lending transactions.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar

Summary of Investments by Security Sector^
Financials	20.3%
Consumer Discretionary	17.6
Industrials	12.0
Information Technology	10.0
Health Care	9.6
Consumer Staples	6.6
Energy	5.8
Materials	5.5
Telecommunication Services	2.9
Utilities	1.0
Short-Term Investments	8.7

100.0%

^	As a percentage of total investments.

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS - 95.5%
Argentina - 0.5%
58,479	YPF SA, ADR	$1,737,996

Brazil - 12.8%
652,900	AMBEV SA, ADR	4,935,924
138,800	Banco Bradesco SA, ADR	1,841,876
462,085	Banco do Brasil SA	5,088,772
283,923	BB Seguridade Participações SA	3,087,837
493,374	BM&FBovespa SA	2,490,636
257,200	CCR SA	2,037,337
233,564	Cielo SA	6,775,406
323,100	Cyrela Brazil Realty SA Empreendimentos e Participações	2,185,819
180,100	EDP - Energias do Brasil SA	921,513
308,400	Estacio Participações SA	2,642,297
187,100	Gerdau SA, ADR (a)	1,448,154
51,626	Grupo BTG Pactual	623,579
37,900	Itaú Unibanco Holding SA, ADR	533,253
66,300	Localiza Rent a Car SA	959,228
822,500	Marcopolo SA	2,042,603
69,600	Natura Cosméticos SA	1,287,399
148,100	Petróleo Brasileiro SA, Class A Shares, ADR	2,449,574
250,705	Souza Cruz SA	2,522,615
92,087	Totvs SA	1,452,968
224,000	Vale SA, Class B Shares, ADR (a)	3,431,680

	Total Brazil	48,758,470

Chile - 0.1%
19,977	Sociedad Quimica y Minera de Chile SA, ADR	499,625

China - 8.8%
261,500	AAC Technologies Holdings Inc.	1,187,075
5,043,000	Agricultural Bank of China Ltd., Class H Shares	2,603,759
24,725	Baidu Inc., ADR*	4,118,443
6,599,380	China Construction Bank Corp., Class H Shares	5,375,174
880,500	China Merchants Bank Co., Ltd., Class H Shares	1,894,894
3,777,000	China National Materials Co., Ltd., Class H Shares	905,652
926,000	CNOOC Ltd.	1,898,064
550,000	Daphne International Holdings Ltd.(a)	253,053
775,000	First Tractor Co., Ltd., Class H Shares	657,673
31,400	NetEase Inc., ADR	2,254,834
36,200	New Oriental Education & Technology Group Inc., ADR	1,074,778
422,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	3,959,244
131,653	Tsingtao Brewery Co., Ltd., Class H Shares	1,107,633
233,800	Weichai Power Co., Ltd., Class H Shares	1,044,620
980,000	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	3,778,844
1,464,000	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares (a)	1,499,663

	Total China	33,613,403

Colombia - 2.2%
28,200	Bancolombia SA, ADR (a)	1,430,586
20,244	Ecopetrol SA, ADR(a)	826,562
322,300	Pacific Rubiales Energy Corp.	6,005,968

	Total Colombia	8,263,116

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Cyprus - 1.4%
38,569	Eurasia Drilling Co., Ltd., GDR	$1,678,149
255,553	Globaltrans Investment PLC, GDR	3,867,838

	Total Cyprus	5,545,987

Egypt - 0.3%
184,297	Commercial International Bank Egypt SAE Registered Shares, GDR	1,012,237

Hong Kong - 5.7%
55,913	China Mobile Ltd., ADR	3,032,721
1,471,000	China State Construction International Holdings Ltd.	2,583,975
46,401	Dairy Farm International Holdings Ltd.	481,010
1,709,200	Huabao International Holdings Ltd.	903,802
280,706	Link REIT	1,377,923
382,536	Power Assets Holdings Ltd.	3,114,758
986,639	Sands China Ltd.	7,454,319
1,135,500	Techtronic Industries Co.	3,038,791

	Total Hong Kong	21,987,299

Hungary - 0.5%
95,891	OTP Bank PLC	1,936,293

India - 10.6%
122,877	Asian Paints Ltd.	994,593
48,952	Axis Bank Ltd.	911,064
62,370	Axis Bank Ltd., GDR	1,171,719
440,524	Cairn India Ltd.	2,283,825
186,633	Cipla Ltd.	1,170,131
23,161	Colgate-Palmolive India Ltd.	470,002
46,165	Havells India Ltd.	557,891
381,648	HDFC Bank Ltd.	4,055,192
55,100	HDFC Bank Ltd., ADR	1,828,218
351,682	Hindustan Unilever Ltd.	3,351,875
335,037	Housing Development Finance Corp.	4,441,850
86,700	ICICI Bank Ltd., ADR	3,109,062
933,789	ITC Ltd.	4,802,872
82,823	Kotak Mahindra Bank Ltd.	1,007,213
57,886	Maruti Suzuki India Ltd.	1,554,294
13,985	Nestle India Ltd.	1,151,155
117,159	NTPC Ltd.	277,464
180,870	Shriram Transport Finance Co., Ltd.	1,705,816
218,498	Sun Pharmaceutical Industries Ltd.	2,006,251
25,384	Tata Consultancy Services Ltd.	815,736
70,200	Tata Motors Ltd., ADR	2,279,394
7,439	United Spirits Ltd.	310,476
54,500	Westlife Development Ltd.*	340,261

	Total India	40,596,354

Indonesia - 3.3%
1,936,000	Astra International Tbk PT	1,009,444
1,137,383	Bank Central Asia Tbk PT	915,861
3,016,162	Bank Mandiri Persero Tbk PT	1,923,554
2,820,000	Bank Rakyat Indonesia Persero Tbk PT	1,751,990
1,213,067	Semen Indonesia Persero Tbk PT	1,294,780
5,020,450	Telekomunikasi Indonesia Persero Tbk PT	911,119
71,500	Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	2,612,610
462,111	Unilever Indonesia Tbk PT	1,026,185
687,378	United Tractors Tbk PT	1,046,563

	Total Indonesia	12,492,106

Jersey, Channel Islands - 0.4%
10,056	Randgold Resources Ltd.	713,028
10,443	Randgold Resources Ltd., ADR	738,842

	Total Jersey, Channel Islands	1,451,870

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Luxembourg - 0.2%
21,525	Oriflame Cosmetics SA	$670,813

Macau - 0.5%
550,600	Wynn Macau Ltd.	2,108,949

Malaysia - 1.6%
81,786	British American Tobacco Malaysia Bhd	1,595,696
896,600	Genting Malaysia Bhd	1,178,226
570,475	Malayan Banking Bhd	1,728,991
278,600	Public Bank Bhd	1,588,741

	Total Malaysia	6,091,654

Mexico - 6.0%
6,700	Coca-Cola Femsa SAB de CV, ADR	811,705
28,656	Fomento Económico Mexicano SAB de CV, ADR	2,720,887
1,210,600	Genomma Lab Internacional SAB de CV, Class B Shares*	3,570,255
287,690	Grupo Financiero Banorte SAB de CV, Class O Shares	1,963,467
170,191	Grupo Financiero Santander Mexico SAB de CV, ADR	2,391,184
309,471	Grupo México SAB de CV, Class B Shares	918,581
98,232	Grupo Televisa SAB, ADR	2,997,058
64,033	Industrias Peñoles SAB de CV	1,643,287
427,800	Kimberly-Clark de México SAB de CV, Class A Shares	1,268,503
23,254	Promotora y Operadora de Infraestructura SAB de CV*	274,000
1,638,722	Wal-Mart de Mexico SAB de CV, Class V Shares	4,344,197

	Total Mexico	22,903,124

Netherlands - 1.5%
35,275	OCI*	1,424,882
106,949	Yandex NV, Class A Shares*	4,251,223

	Total Netherlands	5,676,105

Pakistan - 0.6%
419,162	Oil & Gas Development Co., Ltd.	1,031,836
634,016	Pakistan Petroleum Ltd.	1,230,118

	Total Pakistan	2,261,954

Peru - 0.5%
26,701	Cia de Minas Buenaventura SA, ADR	315,072
12,300	Credicorp Ltd.	1,580,550

	Total Peru	1,895,622

Philippines - 1.1%
34,300	Philippine Long Distance Telephone Co., ADR	2,144,779
116,770	SM Investments Corp.	2,018,883

	Total Philippines	4,163,662

Qatar - 0.3%
23,450	Qatar Electricity & Water Co.	1,087,232

Russia - 7.4%
143,588	Alliance Oil Co., Ltd.*	1,299,383
964,788	Alrosa AO	1,278,344
305,518	Gazprom OAO, ADR	2,624,674
16,265	Lukoil OAO, ADR	1,004,898
16,473	Magnit OJSC (Restricted), GDR(b)	1,085,571
47,093	MegaFon OAO (Restricted), GDR(b)	1,519,220
150,700	Mobile Telesystems OJSC, ADR	3,176,756
29,179	NovaTek OAO, GDR	3,829,150
2,378,029	Sberbank of Russia	7,526,198
149,642	TMK OAO, GDR	1,705,079
700,774	VTB Bank OJSC, GDR	1,953,072
82,844	X5 Retail Group NV, GDR*	1,406,804

	Total Russia	28,409,149

Singapore - 0.4%
123,106	DBS Group Holdings Ltd.	1,686,762

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
South Africa - 5.2%
80,616	Bidvest Group Ltd.	$2,026,720
93,585	Exxaro Resources Ltd.	1,289,820
61,167	Imperial Holdings Ltd.	1,268,541
55,653	MTN Group Ltd.	1,083,846
69,124	Nedbank Group Ltd.	1,431,417
257,080	PPC Ltd.	790,724
99,024	Remgro Ltd.	1,888,555
249,755	Sanlam Ltd.	1,265,127
136,145	Shoprite Holdings Ltd.	2,392,560
170,770	Standard Bank Group Ltd.	2,025,048
37,667	Tiger Brands Ltd.	1,051,940
118,549	Truworths International Ltd.	941,229
112,981	Vodacom Group Ltd. (a)	1,351,999
133,295	Woolworths Holdings Ltd.	968,975

	Total South Africa	19,776,501

South Korea - 8.2%
18,351	Coway Co., Ltd.	1,148,444
255,808	Hanwha Life Insurance Co., Ltd.	1,751,619
9,741	Hyundai Mobis	2,826,956
35,870	Kangwon Land Inc.	1,125,751
64,560	KB Financial Group Inc.	2,419,555
27,322	Kia Motors Corp.	1,560,340
40,230	Korea Aerospace Industries Ltd.	1,064,896
28,622	KT&G Corp.	2,123,766
2,720	LG Household & Health Care Ltd.	1,397,272
1,180	Orion Corp.	1,005,981
7,051	Samsung Electronics Co., Ltd.	9,946,238
87,560	Shinhan Financial Group Co., Ltd.	3,685,794
35,520	SK Hynix Inc.*	1,189,121

	Total South Korea	31,245,733

Spain - 0.5%
268,644	Cemex Latam Holdings SA*	1,989,750

Taiwan - 3.4%
287,100	Catcher Technology Co., Ltd.	1,749,557
237,380	Hiwin Technologies Corp.	1,967,743
291,755	Hon Hai Precision Industry Co., Ltd., GDR	1,525,384
238,000	MediaTek Inc.	3,510,144
45,290	President Chain Store Corp.	320,876
225,615	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,000,154

	Total Taiwan	13,073,858

Thailand - 2.3%
116,100	Advanced Info Service PCL	825,021
202,300	Bangkok Bank PCL	1,194,947
47,800	Bangkok Dusit Medical Services PCL, Class F Shares	195,908
1,827,600	CP ALL PCL	2,321,169
233,400	Kasikornbank PCL	1,228,891
219,964	PTT Exploration & Production PCL	1,096,906
87,900	Siam Cement PCL	1,098,354
2,627,400	Thai Beverage PCL	1,013,592

	Total Thailand	8,974,788

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value
Turkey - 3.6%
335,480		Akbank TAS	$1,218,678
357,492		Aselsan Elektronik Sanayi Ve Ticaret AS	1,574,161
24,500		BIM Birlesik Magazalar AS	550,396
11,040		Coca-Cola Icecek AS	315,771
1,532,855		Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT Shares	1,992,305
445,202		KOC Holding AS	2,090,805
80,266		Pegasus Hava Tasimaciligi AS*	1,670,259
167,267		TAV Havalimanlari Holding AS	1,238,020
254,232		Turkcell Iletisim Hizmetleri AS*	1,534,371
675,546		Türkiye Is Bankasi, Class C Shares	1,727,539

		Total Turkey	13,912,305

United Kingdom - 4.7%
135,513		British American Tobacco PLC	7,211,820
367,053		HSBC Holdings PLC	4,090,827
104,139		SABMiller PLC	5,388,145
51,083		Standard Chartered PLC	1,209,484

		Total United Kingdom	17,900,276

United States - 0.9%
27,700		First Cash Financial Services Inc.*	1,761,166
40,900		Freeport-McMoRan Copper & Gold Inc.	1,418,821
103,060		Samsonite International SA	310,440

		Total United States	3,490,427

		TOTAL COMMON STOCKS (Cost - $324,338,000)	365,213,420

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $324,338,000)	365,213,420

Face Amount †
SHORT-TERM INVESTMENTS(c) - 7.7%
MONEY MARKET FUND - 3.0%
$ 11,280,035		Invesco STIT - Government & Agency Portfolio (Cost - $11,280,035) (d)	11,280,035

TIME DEPOSITS - 4.7%
		BBH - Grand Cayman:
0	SGD	0.005% due 12/2/13	0
1,668	HKD	0.005% due 12/2/13	215
33	ZAR	4.150% due 12/2/13	4
1,236,202		DBS Bank Ltd. - Singapore, 0.030% due 12/2/13	1,236,202
3,148,711		JPMorgan Chase & Co. - London, 0.030% due 12/2/13	3,148,711
1,281,690		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	1,281,690
12,411,944		Wells Fargo - Grand Cayman, 0.030% due 12/2/13	12,411,944

		TOTAL TIME DEPOSITS (Cost - $18,078,766)	18,078,766

		TOTAL SHORT-TERM INVESTMENTS (Cost - $29,358,801)	29,358,801

		TOTAL INVESTMENTS - 103.2% (Cost - $353,696,801#)	394,572,221

		Liabilities in Excess of Other Assets - (3.2)%	(12,234,886)

		TOTAL NET ASSETS - 100.0%	$382,337,335

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.7%.
(d)	Represents investment of collateral received from securities lending transactions.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Summary of Investments by Security Sector^
Financials	26.7%
Consumer Staples	15.3
Information Technology	10.9
Consumer Discretionary	9.7
Industrials	9.2
Energy	8.1
Materials	4.9
Telecommunication Services	4.6
Health Care	1.8
Utilities	1.4
Short-Term Investments	7.4

100.0%

^	As a percentage of total investments.

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
MORTGAGE-BACKED SECURITIES - 32.0%
FHLMC- 5.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$9,286	11.500% due 10/1/15	$9,356
1,166	9.500% due 6/1/16	1,173
38,073	8.500% due 11/1/16 - 7/1/17	38,389
12,294	8.000% due 1/1/17 - 6/1/17	12,575
44,236	2.632% due 12/1/34 (a)	47,274
46,644	2.788% due 1/1/35 (a)	50,101
372,529	2.575% due 3/1/36 (a)	397,170
41,458	1.945% due 2/1/37 (a)	43,616
108,575	2.353% due 5/1/37 (a)	115,664
108,655	2.528% due 5/1/37 (a)	114,592
91,763	3.138% due 3/1/41 (a)	96,221
239,428	2.034% due 7/1/42 (a)	244,217
	Gold:
3,200,000	3.500% due (b)	3,220,625
1,017,881	6.500% due 7/1/14 - 9/1/39	1,118,272
1,340,199	6.000% due 5/1/16 - 6/1/39	1,462,946
6,196,362	5.500% due 2/1/17 - 2/1/40	6,750,053
5,544	8.500% due 2/1/18	5,873
1,313,036	5.000% due 6/1/21 - 4/1/41	1,422,105
16,612,067	4.000% due 10/1/25 - 8/1/43	17,381,893
5,456,969	3.500% due 12/1/25 - 5/1/43	5,581,646
2,691,685	2.500% due 11/1/27	2,695,609
2,227,365	4.500% due 4/1/29 - 7/1/41	2,389,761
71,444	7.000% due 3/1/39	78,754
692,068	3.000% due 2/1/43	665,960

	TOTAL FHLMC	43,943,845

FNMA - 23.7%
	Federal National Mortgage Association (FNMA):
4,768,215	5.500% due 2/1/14 - 5/1/40	5,217,937
13,213,899	4.000% due 5/1/14 - 11/1/43	13,834,460
1,486	8.500% due 4/1/17	1,607
4,082	8.000% due 8/1/17	4,106
1,086,036	5.178% due 5/1/19	1,237,189
1,035,000	4.400% due 2/1/20	1,144,150
1,103,456	4.762% due 2/1/20	1,238,241
1,221,165	4.671% due 7/1/20	1,365,800
1,145,000	3.459% due 11/1/20	1,203,297
1,272,111	3.976% due 11/1/20	1,383,349
1,198,985	6.000% due 9/1/21 - 12/1/38	1,322,080
103	9.500% due 11/1/21	105
2,951,838	5.000% due 12/1/21 - 5/1/42	3,204,528
1,196,912	2.646% due 10/1/22	1,168,983
6,374,297	2.500% due 12/1/22 - 10/1/42	6,324,181
1,181,769	2.460% due 4/1/23	1,128,685
8,996,621	4.500% due 3/1/24 - 12/1/41	9,636,170
32,004,630	3.500% due 11/1/25 - 9/1/43	32,511,892
10,821,772	3.000% due 8/1/26 - 7/1/43	10,642,825
259,362	7.000% due 9/1/26 - 4/1/37	288,553
7,890,000	3.000% due 12/1/26 - 12/15/43 (b)	8,086,680
6,650,000	3.500% due 12/25/28 - 12/15/43 (b)	6,727,682

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
$44,087	2.690% due 3/1/30 (a)	$44,015
565,052	2.266% due 3/1/34 (a)	597,678
121,248	2.532% due 12/1/34 (a)	128,908
12,474	2.547% due 12/1/34 (a)	13,202
144,157	2.357% due 9/1/35 (a)	152,275
140,989	2.073% due 10/1/35 (a)	148,240
196,637	2.156% due 10/1/35 (a)	207,417
160,531	2.020% due 11/1/35 (a)	168,914
37,897	2.088% due 11/1/35 (a)	39,926
97,887	2.114% due 11/1/35 (a)	102,886
34,828	2.129% due 11/1/35 (a)	36,774
43,468	2.131% due 11/1/35 (a)	45,795
45,351	2.136% due 11/1/35 (a)	47,782
33,307	2.140% due 11/1/35 (a)	35,076
444,921	2.292% due 1/1/36 (a)	471,886
163,183	5.783% due 6/1/36 (a)	176,605
468,723	2.637% due 8/1/36 (a)	499,672
219,424	2.448% due 9/1/36 (a)	232,740
60,867	2.550% due 12/1/36 (a)	64,722
144,581	5.914% due 2/1/37 (a)	155,661
556,540	2.312% due 4/1/37 (a)	588,138
521,101	5.433% due 4/1/37 (a)	557,867
380,687	5.788% due 5/1/37 (a)	410,052
323,686	5.869% due 8/1/37 (a)	349,442
1,384,558	6.500% due 9/1/37 - 5/1/40	1,543,248
56,730,000	4.000% due 1/1/41 - 12/1/43 (b)	59,039,991
141,246	2.956% due 2/1/41 (a)	147,365
338,780	3.245% due 7/1/41 (a)	355,254
28,800,000	5.000% due 12/1/41 - 1/1/43 (b)	31,311,476
500,000	5.500% due 12/1/41 (b)	546,856
257,714	2.019% due 7/1/42 (a)	262,907
69,597	2.316% due 7/1/42 (a)	71,487
1,800,000	4.500% due 12/1/42 (b)	1,920,937
1,090,823	3.000% due 9/1/43	1,055,626

	TOTAL FNMA	209,203,320

GNMA - 3.3%
	Government National Mortgage Association (GNMA):
1,996	9.500% due 12/15/16 - 8/15/17	2,011
10,106	8.500% due 5/15/17 - 5/15/30	10,930
3,107	9.000% due 8/15/30 - 9/15/30	3,388
9,076	4.500% due 9/15/33	9,870
229,109	6.000% due 12/15/33 - 5/15/38	254,905
352,947	6.500% due 1/15/34 - 10/15/38	402,030
1,360,551	5.000% due 10/15/34 - 9/15/40	1,488,520
202,545	5.500% due 5/15/37 - 6/15/38	222,310
836,161	4.000% due 6/15/41 - 7/15/41	887,776
2,500,000	4.000% due 12/1/41 (b)	2,631,152
	Government National Mortgage Association II (GNMA):
5,385	8.500% due 1/20/17	5,772
7,180	9.000% due 4/20/17 - 11/20/21	7,934
91,459	1.625% due 2/20/26 - 10/20/27 (a)	95,020
1,060	8.000% due 3/20/30	1,276
30,793	2.000% due 5/20/30 (a)	32,079
932,874	6.000% due 2/20/35 - 4/20/41	1,053,476
7,166,974	4.500% due 1/20/40 - 10/20/41	7,758,901
721,473	5.000% due 7/20/40 - 9/20/41	790,421
857,668	4.000% due 11/20/40 - 7/20/42	908,430
6,760,000	3.500% due 12/1/41 (b)	6,903,122
2,135,000	3.000% due 12/15/42 (b)	2,085,712
501,808	3.000% due 1/20/43	491,187

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
$2,863,322	3.500% due 6/20/43 - 11/20/43	$2,929,425

	TOTAL GNMA	28,975,647

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $280,943,589)	282,122,812

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.4%
U.S. GOVERNMENT OBLIGATIONS - 24.8%
	U.S. Treasury Bonds:
175,000	8.500% due 2/15/20	244,795
832,000	8.125% due 5/15/21	1,177,150
2,785,000	6.125% due 8/15/29	3,741,692
395,000	4.750% due 2/15/37	464,650
1,665,000	3.125% due 2/15/42 (k)	1,470,403
5,240,000	2.750% due 8/15/42	4,255,451
4,800,000	3.125% due 2/15/43	4,210,877
210,000	3.625% due 8/15/43	203,093
13,350,000	3.750% due 11/15/43 (k)	13,212,335
	U.S. Treasury Inflation Indexed Bonds:
7,614,012	2.000% due 7/15/14 (k)	7,765,698
5,792,864	0.125% due 1/15/22	5,676,555
3,229,434	2.375% due 1/15/25	3,793,322
782,306	1.750% due 1/15/28	857,267
283,806	2.125% due 2/15/40	326,111
3,779,375	2.125% due 2/15/41	4,347,165
642,413	0.750% due 2/15/42	530,492
	U.S. Treasury Inflation Indexed Notes:
2,677,246	1.250% due 4/15/14 (k)	2,687,390
4,985,908	0.500% due 4/15/15	5,082,121
4,168,590	0.125% due 4/15/16	4,279,316
6,220,938	0.125% due 4/15/17	6,423,847
6,284,734	0.125% due 4/15/18	6,485,550
6,528,769	1.125% due 1/15/21	6,989,354
811,464	0.125% due 1/15/23	780,495
14,185,587	0.375% due 7/15/23	13,935,680
	U.S. Treasury Notes:
1,500,000	0.625% due 7/15/14	1,504,629
400,000	0.250% due 7/31/15	400,125
7,005,000	0.250% due 10/31/15	7,002,948
11,255,000	0.250% due 11/30/15	11,248,405
11,900,000	0.625% due 11/15/16	11,929,286
230,000	0.750% due 6/30/17	229,524
200,000	0.750% due 12/31/17	197,836
1,155,000	3.500% due 2/15/18	1,270,545
4,200	1.000% due 5/31/18	4,166
2,000,000	1.375% due 6/30/18	2,013,672
29,400,000	1.375% due 7/31/18	29,573,401
7,166,000	1.250% due 10/31/18	7,136,605
14,940,000	1.250% due 11/30/18	14,856,545
13,900,000	2.000% due 9/30/20	13,863,624
3,230,000	2.000% due 11/30/20	3,210,568
14,445,000	2.750% due 11/15/23	14,457,408
	U.S. Treasury STRIPS Principal, zero coupon bond to yield:
940,000	2.623% due 11/15/27 (i) (k)	579,059
1,780,000	3.240% due 2/15/43 (i)	544,482

	TOTAL U.S. GOVERNMENT OBLIGATIONS	218,963,637

U.S. GOVERNMENT AGENCIES - 1.6%
	Federal Home Loan Bank (FHLB):
290,000	1.375% due 5/28/14	291,776
1,280,000	0.220% due 10/7/15 (a)	1,280,559
965,000	1.625% due 6/19/18	965,003

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$1,270,000		0.750% due 5/26/28	$1,223,914
345,000		4.000% due 9/1/28	343,170
		Federal Home Loan Mortgage Corp. (FHLMC):
1,645,000		2.020% due 7/16/18	1,657,568
810,000		1.250% due 10/2/19	776,957
2,800,000		2.375% due 1/13/22	2,726,878
2,000		5.625% due 11/23/35 (c)	2,140
200,000		1.350% due 4/29/41	201,033
		Federal National Mortgage Association (FNMA):
1,275,000		0.500% due 10/22/15	1,278,161
820,000		0.750% due 1/30/17	820,045
650,000		10.356% due 10/9/19	556,771
540,000		7.125% due 1/15/30	747,409
1,275,000		Tennessee Valley Authority, 1.750% due 10/15/18	1,284,955

		TOTAL U.S. GOVERNMENT AGENCIES	14,156,339

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $234,889,500)	233,119,976

CORPORATE BONDS & NOTES - 24.6%
Aerospace & Defense - 0.1%
		United Technologies Corp., Senior Unsecured Notes:
300,000	A	3.100% due 6/1/22	295,240
210,000	A	4.500% due 6/1/42	204,825

		Total Aerospace & Defense	500,065

Airlines - 0.6%
750,000	BBB-	American Airlines 2013-2 Class A Pass Through Trust, Equipment Trust, 4.950% due 1/15/23 (c)	785,625
		Continental Airlines Inc., Pass Thru Certificates:
183,636	BBB+	6.648% due 9/15/17	194,654
353,723	BBB+	7.256% due 3/15/20	393,516
1,055,622	A	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,213,965
467,533	BBB	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.616% due 8/15/16 (a)	458,182
625,000	BBB-	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.691% due 11/15/16 (a)	600,000
320,947	A	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	362,670
72,476	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	82,442
601,307	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	679,477

		Total Airlines	4,770,531

Automobiles - 0.2%
330,000	A-	Daimler Finance North America LLC, Company Guaranteed Notes, 2.625% due 9/15/16 (c)	342,660
320,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	287,169
1,200,000	A-	Volkswagen International Finance NV, Company Guaranteed Notes, 0.858% due 4/1/14 (a)(c)	1,201,968

		Total Automobiles	1,831,797

Beverages - 0.9%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
1,200,000	A	4.125% due 1/15/15	1,249,030
620,000	A	5.000% due 4/15/20	700,299
585,000	A	2.500% due 7/15/22	541,977
260,000	A	3.750% due 7/15/42	224,390
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	580,941
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	236,925
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	191,700
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14 (c)	2,481,914
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17 (c)	118,970
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	49,690
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	451,336
310,000	A-	7.900% due 11/1/18	395,056
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17 (c)	208,401
390,000	BBB-	4.450% due 1/15/22 (c)	400,250

		Total Beverages	7,830,879

Biotechnology - 0.0%
245,000	A	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	250,001

Capital Markets - 1.0%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 12/1/49 (a)	330,750
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
70,000	A-	6.000% due 5/1/14	71,571

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$515,000	A-	3.700% due 8/1/15	$538,300
800,000	A-	6.250% due 9/1/17	924,073
950,000	A-	6.150% due 4/1/18	1,100,468
624,000	A-	2.900% due 7/19/18	641,094
150,000	A-	7.500% due 2/15/19	184,995
1,000,000	A-	6.000% due 6/15/20	1,157,070
50,000	A-	5.750% due 1/24/22	56,522
490,000	A-	3.625% due 1/22/23	476,190
630,000	A-	6.250% due 2/1/41	725,904
650,000	NR	Lehman Brothers Holdings Inc., 6.750% due 12/28/17 (d) (h)	0
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa2(e)	8.950% due 5/18/17 (a)	981,674
1,584,000	Baa2(e)	9.570% due 6/6/17 (a)	1,892,975

		Total Capital Markets	9,081,586

Chemicals - 0.2%
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21 (c)	155,800
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	168,447
		LyondellBasell Industries NV, Senior Unsecured Notes:
355,000	BBB-	5.000% due 4/15/19	399,048
200,000	BBB-	6.000% due 11/15/21	231,927
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	65,651
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	223,397

		Total Chemicals	1,244,270

Commercial Banks - 4.7%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14 (c)	1,440,489
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	241,000
200,000	AA-	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15 (c)	203,573
		Bank of America Corp., Senior Unsecured Notes:
380,000	A-	7.375% due 5/15/14	391,560
1,000,000	A-	4.500% due 4/1/15	1,048,884
620,000	A-	1.500% due 10/9/15	626,530
495,000	A-	3.750% due 7/12/16	526,265
230,000	A-	6.500% due 8/1/16	261,294
600,000	A-	5.625% due 10/14/16	672,510
290,000	A-	3.875% due 3/22/17	311,873
40,000	A-	5.750% due 12/1/17	45,856
4,690,000	A-	5.650% due 5/1/18	5,374,154
400,000	A-	2.600% due 1/15/19	404,749
500,000	A-	5.000% due 5/13/21	548,207
100,000	A-	5.700% due 1/24/22	113,895
800,000	A-	3.300% due 1/11/23	758,431
350,000	A-	4.100% due 7/24/23	352,041
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	340,382
780,000	Aaa(e)	Bank of Nova Scotia, Covered Notes, 1.650% due 10/29/15 (c)	797,300
1,200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 5.200% due 7/10/14	1,234,373
390,000	BBB-	BBVA US Senior SAU, Bank Guaranteed Notes, 3.250% due 5/16/14	393,510
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	328,788
660,000	Baa2(e)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17 (c)	613,800
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	722,358
924,000	BBB	3.500% due 6/15/23	880,201
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.789% due 3/1/27 (a)	820,000
430,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 1.250% due 9/18/15	435,482
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Bank Guaranteed Notes:
200,000	AA-	3.375% due 1/19/17	212,937
310,000	A	4.625% due 12/1/23	310,221
400,000	A-	Junior Subordinated Notes, 11.000% due 12/29/49 (a)(c)	532,546
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	702,281

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		Credit Suisse AG:
$1,095,000	Aaa(e)	Covered Notes, 2.600% due 5/27/16 (c)	$1,144,636
300,000	BBB	Subordinated Notes, 5.400% due 1/14/20	332,918
1,510,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (c)	1,716,221
1,600,000	A	HSBC Bank USA NA, Subordinated Notes, 6.000% due 8/9/17	1,828,259
770,000	A+	ING Bank NV, Senior Unsecured Notes, 3.750% due 3/7/17 (c)	819,395
		Lloyds Bank PLC:
210,000	BBB-	Bank Guaranteed Notes, 6.500% due 9/14/20 (c)	236,425
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49 (a)(c)	3,801,000
600,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49 (c)	597,241
675,000	A-	National City Bank, Subordinated Notes, 0.628% due 6/7/17 (a)	666,747
300,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21 (c)	314,071
		Royal Bank of Scotland Group PLC:
1,040,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49 (a)	1,094,600
		Senior Unsecured Notes:
70,000	BBB+	2.550% due 9/18/15	71,739
300,000	BBB+	6.400% due 10/21/19	350,335
		Subordinated Notes:
50,000	BB+	4.700% due 7/3/18	51,529
320,000	BB+	6.100% due 6/10/23	325,167
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15 (c)	202,860
		UBS AG:
1,007,000	Aaa(e)	Covered Notes, 1.875% due 1/23/15 (c)	1,023,674
460,000	A	Senior Unsecured Notes, 3.875% due 1/15/15	476,994
250,000	A+	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	291,053
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49 (a)	589,428
		Wells Fargo & Co.:
		Senior Unsecured Notes:
240,000	A+	1.500% due 1/16/18	240,359
455,000	A+	3.500% due 3/8/22	460,994
		Subordinated Notes:
390,000	A	3.450% due 2/13/23	368,843
325,000	A	4.125% due 8/15/23	321,886
300,096	A3(e)	4.480% due 1/16/24 (c)	298,738
240,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	237,600
		Westpac Banking Corp.:
1,075,000	Aaa(e)	Covered Notes, 1.375% due 7/17/15 (c)	1,089,842
480,000	AA-	Senior Unsecured Notes, 4.875% due 11/19/19	542,390

		Total Commercial Banks	41,140,434

Commercial Services & Supplies - 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	BBB	4.600% due 3/1/21	43,014
70,000	BBB	7.375% due 5/15/29	85,715

		Total Commercial Services & Supplies	128,729

Computers & Peripherals - 0.1%
525,000	AA+	Apple Inc., Senior Unsecured Notes, 2.400% due 5/3/23	476,803

Consumer Finance - 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB-	3.875% due 1/15/15	516,937
200,000	BBB-	2.750% due 5/15/15	205,531
1,300,000	BBB-	5.625% due 9/15/15	1,409,834
1,425,000	BBB-	1.700% due 5/9/16	1,444,511
500,000	BBB-	6.625% due 8/15/17	584,487
610,000	BBB-	8.125% due 1/15/20	767,641
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17 (c)	100,522
		SLM Corp., Senior Unsecured Notes:
380,000	BBB-	3.875% due 9/10/15	393,300
360,000	BBB-	8.000% due 3/25/20	409,950
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	407,826

		Total Consumer Finance	6,240,539

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
Containers & Packaging - 0.1%
		Ball Corp., Company Guaranteed Notes:
$310,000	BB+	5.750% due 5/15/21	$328,600
270,000	BB+	5.000% due 3/15/22	267,975
		Rock Tenn Co., Company Guaranteed Notes:
120,000	BBB-	3.500% due 3/1/20	119,690
50,000	BBB-	4.000% due 3/1/23	48,655

		Total Containers & Packaging	764,920

Distributors - 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14 (c)	306,064

Diversified Financial Services - 4.2%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	67,600
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66 (a)	330,538
1,500,000	BB	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21 (c)	1,455,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	23,377
2,280,000	A	7.250% due 2/1/18	2,757,047
400,000	A+	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15 (c)	413,194
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19 (c)	1,570,535
		Citigroup Inc.:
		Senior Unsecured Notes:
1,685,000	A-	1.250% due 1/15/16	1,693,531
2,500,000	A-	1.198% due 7/25/16 (a)	2,526,522
1,300,000	A-	0.921% due 11/15/16 (a)	1,302,574
500,000	A-	2.500% due 9/26/18	508,127
250,000	BBB+	Subordinated Notes, 5.500% due 9/13/25	265,215
942,000	BBB	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	1,088,320
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48 (c)	115,579
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53 (a)(c)	1,219,844
195,000	BBB-	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	227,084
		General Electric Capital Corp.:
		Senior Unsecured Notes:
700,000	AA+	0.367% due 3/20/14 (a)	699,820
500,000	AA+	0.552% due 6/20/14 (a)	500,955
750,000	AA+	0.439% due 5/11/16 (a)	746,667
910,000	AA+	5.625% due 5/1/18	1,057,184
1,025,000	AA+	0.721% due 8/15/36 (a)	866,999
425,000	AA+	6.150% due 8/7/37	495,814
180,000	AA+	6.875% due 1/10/39	228,645
		Subordinated Notes:
360,000	AA	5.300% due 2/11/21	401,180
840,000	AA-	6.375% due 11/15/67 (a)	914,550
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	501,306
160,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 8.000% due 1/15/18	167,400
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65 (a)(c)	253,800
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14 (c)	521,875
880,000	BBB-	6.750% due 9/1/16 (c)	984,500
590,000	BBB-	7.125% due 9/1/18 (c)	685,137
		John Deere Capital Corp.:
70,000	A	Senior Notes, 1.700% due 1/15/20	66,399
130,000	A	Unsecured Notes, 2.250% due 4/17/19	131,531
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
2,400,000	A	1.100% due 10/15/15	2,410,714
480,000	A	3.450% due 3/1/16	505,810
745,000	A	2.000% due 8/15/17	756,125
295,000	A	6.000% due 1/15/18	342,228

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$90,000	A	4.400% due 7/22/20	$ 97,267
50,000	A	3.250% due 9/23/22	48,044
330,000	A	3.200% due 1/25/23	313,692
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	305,307
330,000	A-	5.150% due 10/1/15	354,367
630,000	A-	6.125% due 6/27/17	718,666
360,000	A-	3.375% due 5/1/23	335,349
105,000	A-	5.625% due 8/16/43	107,424
500,000	A+	JPMorgan Chase Bank N.A., Senior Unsecured Notes, 0.486% due 7/30/15 (a)	500,226
1,450,000	BBB	JPMorgan Chase Capital XIII, Limited Guaranteed Notes, 1.198% due 9/30/34 (a)	1,160,000
900,000	BBB	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.241% due 5/15/47 (a)	676,125
60,000	B+	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 7/1/21	57,300
700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30 (c)	837,264
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23 (c)	450,136
300,000	A+	SSIF Nevada LP, Bank Guaranteed Notes, 0.944% due 4/14/14 (a)(c)	300,701
		State Street Corp.:
470,000	BBB+	Junior Subordinated Debentures Notes, 4.956% due 3/15/18	519,090
250,000	A	Subordinated Notes, 3.100% due 5/15/23	233,642
317,639	Baa2(e)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17 (c)	331,476
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	151,203
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65 (a)(c)	811,875

		Total Diversified Financial Services	37,111,880

Diversified Telecommunication Services - 1.0%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	176,098
440,000	A-	5.500% due 2/1/18	500,532
10,000	A-	5.800% due 2/15/19	11,592
170,000	A-	4.450% due 5/15/21	178,729
10,000	A-	6.300% due 1/15/38	10,854
160,000	BBB+	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	206,027
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	243,103
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
120,000	B	8.500% due 11/1/19	132,150
60,000	B	7.500% due 4/1/21	66,225
300,000	B	5.500% due 8/1/23 (c)	288,375
10,000	BBB+	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,142
140,000	BBB-	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	176,857
90,000	B+	tw telecom holdings inc., Company Guaranteed Notes, 5.375% due 10/1/22	89,887
		Verizon Communications Inc., Senior Unsecured Notes:
2,000,000	BBB+	2.500% due 9/15/16	2,078,288
40,000	BBB+	6.350% due 4/1/19	47,386
430,000	BBB+	4.500% due 9/15/20	462,411
190,000	BBB+	2.450% due 11/1/22	169,353
1,510,000	BBB+	5.150% due 9/15/23	1,614,509
800,000	BBB+	6.400% due 9/15/33	895,699
205,000	BBB+	3.850% due 11/1/42	164,697
360,000	BBB+	6.550% due 9/15/43	411,138
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	870,965

		Total Diversified Telecommunication Services	8,805,017

Electric Utilities - 1.2%
40,000	BB-	Calpine Corp., Senior Secured Notes, 7.875% due 1/15/23 (c)	44,000
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	262,182
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	288,943
		Dominion Resources Inc., Senior Unsecured Notes:
105,000	BBB+	7.195% due 9/15/14	110,503
390,000	BBB+	5.200% due 8/15/19	444,415
298,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	305,450
110,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	111,750
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	219,439

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$20,000	CCC+	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	$ 21,350
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,098,011
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	104,582
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	98,635
930,000	BB+	7.375% due 11/15/31	986,194
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	58,645
455,044	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	496,487
750,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 7.250% due 4/1/16 (c)	830,625
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	944,278
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	275,696
275,000	BBB+	6.500% due 9/15/37	323,984
487,147	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	543,169
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
80,000	A	7.000% due 9/1/22	96,986
600,000	A	5.300% due 6/1/42	633,116
340,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	385,700
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	216,297
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	558,125
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	602,028
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43 (c)	251,943
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	147,599
25,000	A-	6.350% due 11/30/37	30,416
250,000	A-	4.000% due 1/15/43	226,539

		Total Electric Utilities	10,717,087

Electronic Equipment, Instruments & Components - 0.1%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	360,570

Energy Equipment & Services - 0.1%
260,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21	262,305
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
60,000	BB	5.875% due 4/15/21	64,500
180,000	BB	6.125% due 7/15/22	193,950

		Total Energy Equipment & Services	520,755

Food & Staples Retailing - 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	388,621
283,997	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	314,492

		Total Food & Staples Retailing	703,113

Food Products - 0.1%
180,000	BB-	Hawk Acquisition Sub Inc., Secured Notes, 4.250% due 10/15/20 (c)	173,700
370,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	357,655
348,000	BBB-	Mondelez International Inc., Senior Unsecured Notes, 5.375% due 2/10/20	393,980
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	BBB	2.400% due 10/21/18 (c)	50,470
180,000	BBB	2.900% due 10/21/19 (c)	182,283
60,000	BBB	3.375% due 10/21/20 (c)	60,600

		Total Food Products	1,218,688

Gas Utilities - 0.0%
185,000	BBB+	Sempra Energy, Senior Unsecured Notes, 6.000% due 10/15/39	206,838

Health Care Equipment & Supplies - 0.1%
100,000	BBB-	Mallinckrodt International Finance S.A., Company Guaranteed Notes, 4.750% due 4/15/23 (c)	93,893
		Medtronic Inc., Senior Unsecured Notes:
150,000	A+	4.450% due 3/15/20	164,195
100,000	A+	5.550% due 3/15/40	110,853
210,000	A	St. Jude Medical Inc., Senior Unsecured Notes, 3.250% due 4/15/23	197,700

		Total Health Care Equipment & Supplies	566,641

Health Care Providers & Services - 0.7%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$560,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	$611,800
350,000	BBB+	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	389,545
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
120,000	BB+	6.500% due 9/15/18 (c)	136,350
110,000	BB+	5.750% due 2/15/21 (c)	117,975
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22 Senior Unsecured Notes:	234,150
120,000	B-	7.190% due 11/15/15	131,700
29,000	B-	6.500% due 2/15/16	31,791
500,000	BBB+	HCP Inc., Senior Unsecured Notes, 6.000% due 1/30/17	564,416
70,000	BBB+	Humana Inc., Senior Unsecured Notes, 3.150% due 12/1/22	65,211
1,000,000	AA	Providence Health & Services Obligated Group, Unsecured Notes, 1.198% due 10/1/17 (a)	994,938
121,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19 (c)	144,287
		Tenet Healthcare Corp., Senior Secured Notes:
170,000	B+	6.000% due 10/1/20 (c)	177,969
100,000	B+	4.500% due 4/1/21	95,875
		UnitedHealth Group Inc., Senior Unsecured Notes:
300,000	A	1.625% due 3/15/19	293,170
705,000	A	3.375% due 11/15/21	705,435
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,752
30,000	A-	5.875% due 6/15/17	34,272
510,000	A-	3.125% due 5/15/22	483,690
530,000	A-	3.300% due 1/15/23	502,431

		Total Health Care Providers & Services	5,795,757

Hotels, Restaurants & Leisure - 0.1%
390,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21 (c)	398,531

Household Durables - 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
110,000	BB-	7.750% due 4/15/20 (c)	121,000
120,000	BB-	5.250% due 4/15/21 (c)	116,100

		Total Household Durables	237,100

Household Products - 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	107,500
200,000	B+	7.875% due 8/15/19	223,000

		Total Household Products	330,500

Independent Power Producers & Energy Traders - 0.0%
		AES Corp. (The), Senior Unsecured Notes:
74,000	BB-	7.750% due 10/15/15	82,140
60,000	BB-	7.375% due 7/1/21	68,100
90,000	BB-	4.875% due 5/15/23	85,275

		Total Independent Power Producers & Energy Traders	235,515

Industrial Conglomerates - 0.1%
		Eaton Corp., Company Guaranteed Notes:
140,000	A-	1.500% due 11/2/17	138,356
260,000	A-	2.750% due 11/2/22	241,655
160,000	A-	4.150% due 11/2/42	143,204
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	171,019
525,000	AA+	2.700% due 10/9/22	499,982

		Total Industrial Conglomerates	1,194,216

Insurance - 0.7%
		American International Group Inc., Senior Unsecured Notes:
400,000	A-	5.450% due 5/18/17	450,959
330,000	A-	4.875% due 6/1/22	358,137

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$50,000	BBB-	ING US Inc., Company Guaranteed Notes, 2.900% due 2/15/18	$51,390
525,000	A	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	548,739
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	896,100
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15 (c)	1,318,053
350,000	AA-	Metropolitan Life Global Funding I, Secured Notes, 1.500% due 1/10/18 (c)	346,108
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24 (a)(c)	867,000
625,000	AA+	New York Life Global Funding, Secured Notes, 0.800% due 2/12/16 (c)	629,029
390,000	A	Prudential Financial Inc., Notes, 7.375% due 6/15/19	485,525
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22 (c)	216,323
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39 (c)	359,418

		Total Insurance	6,526,781

Life Sciences Tools & Services - 0.0%
120,000	BBB	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	119,629

Machinery - 0.1%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	440,648

Media - 0.9%
		21st Century Fox America, Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	32,356
125,000	BBB+	8.500% due 2/23/25	158,173
25,000	BBB+	6.200% due 12/15/34	27,639
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	137,637
555,000	BB-	8.125% due 4/30/20	609,112
210,000	BB-	6.500% due 4/30/21	220,238
100,000	BB-	6.625% due 1/31/22	104,500
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	280,159
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	34,943
540,000	A-	5.700% due 5/15/18	628,552
170,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39 (c)	208,957
100,000	BB+	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	108,250
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
1,000,000	BBB	3.500% due 3/1/16	1,053,050
20,000	BBB	5.150% due 3/15/42	17,704
		DISH DBS Corp., Company Guaranteed Notes:
50,000	BB-	6.625% due 10/1/14	52,250
900,000	BB-	7.750% due 5/31/15	984,375
150,000	BB-	6.750% due 6/1/21	162,375
25,000	BB-	5.000% due 3/15/23	23,938
300,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 1.974% due 4/15/19 (c)	294,755
220,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	197,898
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	48,950
70,000	BBB+	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	75,301
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	625,213
480,000	A-	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	543,559
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	599,290
40,000	BBB	4.125% due 2/15/21	37,867
60,000	BBB	5.875% due 11/15/40	51,180
40,000	BBB	5.500% due 9/1/41	32,541
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	54,521
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	107,718
110,000	BBB	4.750% due 3/29/21	118,542
90,000	BBB	7.700% due 5/1/32	114,111
30,000	BBB	6.250% due 3/29/41	33,036
130,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23 (c)	130,650
150,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	151,798
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	116,069

		Total Media	8,177,207

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
Metals & Mining - 0.8%
$1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	$1,113,750
790,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	713,579
230,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	222,080
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	449,679
240,000	A+	5.000% due 9/30/43	243,459
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
370,000	BBB-	3.950% due 1/15/18 (f)	375,008
70,000	BBB-	4.800% due 10/1/20 (f)	69,610
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	AA-	4.750% due 10/15/14 (c)	103,347
295,000	AA-	3.750% due 11/4/20 (c)	296,631
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
60,000	BB-	7.000% due 11/1/15 (c)	62,288
40,000	BB-	6.375% due 2/1/16 (c)	41,650
60,000	BB-	6.875% due 4/1/22 (c)	65,100
		Freeport-McMoRan Copper & Gold Inc., Company Guaranteed Notes:
50,000	BBB	2.375% due 3/15/18	49,924
120,000	BBB	3.100% due 3/15/20	116,179
500,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	658,613
560,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	454,044
		Vale Overseas Ltd., Company Guaranteed Notes:
1,342,000	A-	4.375% due 1/11/22	1,302,792
260,000	A-	6.875% due 11/21/36	267,447
		Xstrata Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15 (c)	322,958
280,000	BBB	2.700% due 10/25/17 (c)	284,453

		Total Metals & Mining	7,212,591

Multiline Retail - 0.0%
290,000	BBB-	Dollar General Corp., Senior Unsecured Notes, 3.250% due 4/15/23	265,965

Multi-Utilities - 0.0%
250,000	BBB-	CMS Energy Corp., Senior Unsecured Notes, 5.050% due 3/15/22	273,759

Oil, Gas & Consumable Fuels - 3.1%
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	300,888
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	152,915
75,000	BBB-	5.750% due 6/15/14	76,964
308,000	BBB-	5.950% due 9/15/16	347,096
827,000	BBB-	6.375% due 9/15/17	965,897
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	611,528
380,000	B-	Arch Coal Inc., Company Guaranteed Notes, 8.750% due 8/1/16 (f)	391,400
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	97,200
		BP Capital Markets PLC, Company Guaranteed Notes:
225,000	A	4.742% due 3/11/21	247,090
360,000	A	3.245% due 5/6/22	353,453
160,000	A	2.750% due 5/10/23	148,400
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	278,061
300,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	338,625
130,000	BB-	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	134,387
		Concho Resources Inc., Company Guaranteed Notes:
130,000	BB+	6.500% due 1/15/22	141,375
110,000	BB+	5.500% due 10/1/22	112,475
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	483,596
170,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	177,225
120,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	119,400
205,000	BBB-	DCP Midstream Operating LP, Company Guaranteed Notes, 3.875% due 3/15/23	191,419
730,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 4.625% due 7/15/23	662,475
310,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	323,414
575,000	BBB-	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	740,244

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$460,000	BBB-	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	$535,977
90,000	BB	Energy Transfer Equity LP, Senior Secured Notes, 7.500% due 10/15/20	103,050
		Energy Transfer Partners LP, Senior Unsecured Notes:
500,000	BBB-	8.250% due 11/15/29 (c)	604,358
158,000	BBB-	6.500% due 2/1/42	171,586
125,000	BBB-	5.950% due 10/1/43	128,380
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	234,991
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB+	5.600% due 10/15/14	338,997
160,000	BBB+	6.300% due 9/15/17	186,117
100,000	BBB+	5.700% due 2/15/42	105,252
180,000	BBB+	4.850% due 3/15/44	169,985
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	63,253
160,000	BBB	7.300% due 8/15/31	194,000
385,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	491,074
290,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	297,975
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
170,000	BBB	6.850% due 2/15/20	203,081
167,000	BBB	5.000% due 8/15/42	155,299
240,000	BB	Kinder Morgan Finance Co. LLC, Senior Secured Notes, 6.000% due 1/15/18 (c)	265,080
220,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 4.500% due 7/15/23	209,550
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	581,450
		Noble Energy Inc., Senior Unsecured Notes:
280,000	BBB	4.150% due 12/15/21	291,331
125,000	BBB	5.250% due 11/15/43	125,425
280,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	274,604
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,225,760
		Peabody Energy Corp., Company Guaranteed Notes:
60,000	BB	6.250% due 11/15/21	61,650
190,000	BB	7.875% due 11/1/26	194,750
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	29,870
260,000	B-	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Company Guaranteed Notes, 8.375% due 6/1/20	288,600
1,000,000	BBB	Petrobras Global Finance BV, Company Guaranteed Notes, 1.857% due 5/20/16 (a)	994,369
1,810,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	1,824,677
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	189,875
		Petroleos Mexicanos, Company Guaranteed Notes:
225,000	BBB	4.875% due 1/24/22	231,188
1,320,000	Baa1(e)	3.500% due 1/30/23	1,205,820
370,000	BBB	4.875% due 1/18/24	369,272
		Plains Exploration & Production Co., Company Guaranteed Notes:
460,000	BBB	6.125% due 6/15/19	502,225
20,000	BBB	6.875% due 2/15/23	22,250
		QEP Resources Inc., Senior Unsecured Notes:
40,000	BB+	6.875% due 3/1/21	42,700
50,000	BB+	5.250% due 5/1/23	47,250
		Range Resources Corp., Company Guaranteed Notes:
180,000	BB	5.000% due 8/15/22	177,750
120,000	BB	5.000% due 3/15/23	117,600
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	389,700
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21 (c)	330,757
60,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21 (c)	64,120
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	89,200
		Shell International Finance BV, Company Guaranteed Notes:
500,000	AA	0.311% due 11/10/15 (a)	500,437
400,000	AA	0.451% due 11/15/16 (a)	400,295
275,000	AA	2.000% due 11/15/18	278,082

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$360,000	AA	4.375% due 3/25/20	$395,936
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17 (c)	45,625
58,000	BBB-	8.000% due 3/1/32	74,752
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	567,624
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,578,508
		Transocean Inc., Company Guaranteed Notes:
223,000	BBB-	5.050% due 12/15/16	246,247
198,000	BBB-	6.000% due 3/15/18	224,474
300,000	BBB-	6.375% due 12/15/21	337,643
		Williams Cos., Inc., Senior Unsecured Notes:
544,000	BBB-	7.875% due 9/1/21	644,628
87,000	BBB-	7.500% due 1/15/31	96,211
166,000	BBB-	8.750% due 3/15/32	204,828

		Total Oil, Gas & Consumable Fuels	27,121,015

Paper & Forest Products - 0.0%
240,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	237,531

Pharmaceuticals - 0.4%
		AbbVie Inc., Senior Unsecured Notes:
880,000	A	1.750% due 11/6/17	887,597
625,000	A	2.900% due 11/6/22	589,754
820,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16	874,026
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	749,008
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	174,523
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	282,324
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23	56,594

		Total Pharmaceuticals	3,613,826

Real Estate Investment Trusts (REITs) - 1.1%
100,000	A-	Boston Properties LP, Senior Unsecured Notes, 3.850% due 2/1/23	99,113
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	808,429
2,100,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20 (c)	2,341,368
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	770,834
775,000	BBB+	2.625% due 2/1/20	749,550
		Health Care REIT Inc., Senior Unsecured Notes:
1,395,000	BBB	4.950% due 1/15/21	1,492,699
425,000	BBB	6.500% due 3/15/41	469,392
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	676,533
400,000	BBB-	SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part, Senior Unsecured Notes, 7.750% due 3/15/20	470,496
1,300,000	BBB	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,380,047
250,000	A-	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 6.750% due 9/2/19 (c)	300,985

		Total Real Estate Investment Trusts (REITs)	9,559,446

Road & Rail - 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	136,262
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15 (c)	535,161
		Union Pacific Corp., Senior Unsecured Notes:
43,000	A-	5.375% due 5/1/14	43,837
84,000	A-	4.163% due 7/15/22	88,034

		Total Road & Rail	803,294

Software - 0.1%
120,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 5.625% due 9/15/21 (c)	124,950
340,000	B+	First Data Corp., Senior Secured Notes, 6.750% due 11/1/20 (c)	357,850
390,000	A+	Oracle Corp., Senior Unsecured Notes, 1.200% due 10/15/17	387,769

		Total Software	870,569

Specialty Retail - 0.2%
70,000	B	Michaels Stores Inc., Company Guaranteed Notes, 7.750% due 11/1/18	76,125
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19 (c)	414,136

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$554,000	BBB-	7.375% due 10/15/20 (c)	$599,722
100,000	BBB-	5.950% due 3/15/43	88,826
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	723,341

		Total Specialty Retail	1,902,150

Tobacco - 0.3%
		Altria Group Inc., Company Guaranteed Notes:
89,000	BBB	9.700% due 11/10/18	118,700
260,000	BBB	9.250% due 8/6/19	347,173
230,000	BBB	4.750% due 5/5/21	247,611
350,000	BBB	2.850% due 8/9/22	323,002
120,000	BBB	5.375% due 1/31/44	119,748
358,000	A-	BAT International Finance PLC, Company Guaranteed Notes, 3.250% due 6/7/22 (c)	348,479
10,000	BBB-	Lorillard Tobacco Co., Company Guaranteed Notes, 8.125% due 6/23/19	12,365
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	233,566
315,000	A	4.500% due 3/20/42	299,173
295,000	A	4.125% due 3/4/43	262,709
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	348,759
120,000	BBB-	3.250% due 11/1/22	111,632

		Total Tobacco	2,772,917

Wireless Telecommunication Services - 0.4%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	360,644
		GTE Corp., Company Guaranteed Notes:
548,000	BBB+	6.840% due 4/15/18	645,420
50,000	BBB+	6.940% due 4/15/28	57,536
220,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20 (c)	219,725
470,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	507,600
110,000	BB-	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23 (c)	120,725
20,000	BB+	Telecom Italia Capital S.A., Company Guaranteed Notes, 7.175% due 6/18/19	22,430
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	79,281
240,000	BBB	5.134% due 4/27/20	255,250
1,370,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,423,087

		Total Wireless Telecommunication Services	3,691,698

		TOTAL CORPORATE BONDS & NOTES (Cost - $206,078,125)	216,557,852

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.4%
		Accredited Mortgage Loan Trust:
$73,306	BB	Series 2005-3, Class A1, 0.410% due 9/25/35 (a)	$72,367
2,800,000	CCC	Series 2007-1, Class A4, 0.386% due 2/25/37 (a)	1,744,921
81,877	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.656% due 11/25/33 (a)	80,574
		Adjustable Rate Mortgage Trust:
1,773,183	CCC	Series 2005-10, Class 3A11, 4.972% due 1/25/36 (a)	1,637,515
2,283,601	CCC	Series 2005-10, Class 3A31, 4.972% due 1/25/36 (a)	2,108,652
144,718	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.816% due 6/25/29 (a)	120,913
		Alternative Loan Trust:
534,991	CCC	Series 2005-24, Class 4A1, 0.398% due 7/20/35 (a)	470,331
362,379	CCC	Series 2005-27, Class 2A3, 1.703% due 8/25/35 (a)	305,956
995,916	CCC	Series 2006-OA17, Class 1A1A, 0.363% due 12/20/46 (a)	713,660
718,162	Ca(e)	Series 2006-OA9, Class 2A1A, 0.378% due 7/20/46 (a)	430,461
866,378	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.356% due 5/25/46 (a)	647,732
805,000	Aaa(e)	AMMC CDO, Series 2013-13A, Class A1L, 1.687% due 1/24/26 (a) (c)	801,752
654,691	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.866% due 6/25/34 (a)	623,800
		Asset Backed Securities Corp. Home Equity:
65,329	AAA	Series 2004-HE6, Class A1, 0.441% due 9/25/34 (a)	65,050
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.646% due 6/25/35 (a)	1,694,432
5,500,000	B+	Series 2006-HE3, Class A5, 0.436% due 3/25/36 (a)	2,988,755
3,087,000	AAA	Avoca CLO I PLC, Series III-X, Class A, 0.591% due 9/15/21 (a)	4,132,544
40,000	BBB-	Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.448% due 9/10/47	42,902
		Banc of America Funding Corp.:
1,138	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,205
518,162	A+	Series 2006-G, Class 2A3, 0.338% due 7/20/36 (a)	515,422
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43 (a)	1,338,735
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45 (a)	125,616
80,000	AA-	Series 2006-2, Class AM, 5.958% due 5/10/45 (a)	88,660
188,799	Aaa(e)	Series 2007-1, Class A3, 5.449% due 1/15/49	188,674
166,402	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.623% due 7/25/34 (a)	167,056
145,144	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.840% due 2/28/44 (a)	142,688
		Bear Stearns Adjustable Rate Mortgage Trust:
8,740	AA+	Series 2002-11, Class 1A1, 2.362% due 2/25/33 (a)	8,753
252,917	A+	Series 2005-2, Class A2, 2.793% due 3/25/35 (a)	252,932
271,276	CCC	Series 2005-4, Class 3A1, 2.705% due 8/25/35 (a)	247,966
690,534	D	Series 2007-3, Class 1A1, 2.864% due 5/25/47 (a)	580,851
		Bear Stearns ALT-A Trust:
494,367	A+	Series 2004-7, Class 2A1, 2.606% due 8/25/34 (a)	501,467
348,144	CCC	Series 2005-2, Class 2A4, 2.772% due 4/25/35 (a)	337,376
291,365	B	Series 2005-4, Class 23A2, 2.653% due 5/25/35 (a)	290,504
		Bear Stearns Asset Backed Securities Trust:
1,248,150	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35 (a)	1,283,348
724,795	AAA	Series 2005-TC2, Class A3, 0.536% due 8/25/35 (a)	716,694
556,229	CCC	Series 2007-HE7, Class 1A1, 1.166% due 10/25/37 (a)	525,791
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40 (a)	225,563
651,501	A	Series 2007-PW15, Class A1A, 5.317% due 2/11/44	720,253
50,000	A2(e)	Series 2007-PW16, Class AM, 5.898% due 6/11/40 (a)	56,224
100,000	BBB	Series 2007-PW18, Class AMA, 6.087% due 6/11/50 (a)	113,910
708,843	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.166% due 3/25/37 (a) (c)	691,484
50,000	BBB	CD 2007-CD5 Mortgage Trust, Series 2007-CD5, Class AMA, 6.322% due 11/15/44 (a)	56,346
824,139	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.567% due 10/29/25 (a) (c)	818,609
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.416% due 6/25/36 (a)	1,504,575
750	AAA	Chase Funding Morgage Loan Asset-Backed Certificates, Series 2002-2, Class 2A1, 0.666% due 5/25/32 (a)	715
499,612	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.720% due 2/25/37 (a)	498,871
50,000	A1(e)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47 (a)	55,694
440,000	Aa3(e)	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347% due 12/10/46	484,754

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$613,538	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.207% due 12/10/49 (a)	$700,145
		Commercial Mortgage Pass Through Certificates:
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	413,203
516,396	Aaa(e)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	531,907
310,000	BB+	Series 2007-C2, Class AM, 5.615% due 1/15/49 (a)	332,375
70,000	Aaa(e)	Series 2013-CR10, Class A4, 4.210% due 8/10/46 (a)	73,375
182,000	Aaa(e)	Series 2013-CR11, Class AM, 4.715% due 10/10/46 (a)	193,053
70,000	BBB-(g)	Series 2013-CR11, Class D, 5.340% due 10/10/46 (a) (c)	63,765
40,000	Aa3(e)	Series 2013-CR12, Class B, 4.762% due 10/10/46	41,087
20,000	A3(e)	Series 2013-CR12, Class C, 5.086% due 10/10/46 (a)	20,323
		Countrywide Asset-Backed Certificates:
1,493	CCC	Series 2001-BC3, Class A, 0.646% due 12/25/31 (a)	1,082
5,025	AAA	Series 2002-3, Class 1A1, 0.906% due 5/25/32 (a)	4,751
12,759	AAA	Series 2003-BC2, Class 2A1, 0.766% due 6/25/33 (a)	12,012
18,832	AAA	Series 2004-SD4, Class A1, 0.546% due 12/25/34 (a) (c)	18,779
32,872	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	33,048
540,054	CCC	Series 2006-SD3, Class A1, 0.496% due 7/25/36 (a) (c)	392,928
611,731	AA-	Series 2007-13, Class 2A2, 0.966% due 10/25/47 (a)	517,677
		Countrywide Home Loan Mortgage Pass Through Trust:
225,775	D	Series 2005-11, Class 3A3, 2.684% due 4/25/35 (a)	169,401
118,680	NR	Series 2005-11, Class 6A1, 0.466% due 3/25/35 (a)	107,259
		Credit Suisse First Boston Mortgage Securities Corp.:
584,777	AA+	Series 2004-AR7, Class 2A1, 2.786% due 11/25/34 (a)	586,211
425,283	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	366,259
622,359	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	633,687
2,603,693	Aaa(e)	Series 2010-UD1, Class A, 5.914% due 12/18/49 (a)	2,939,126
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, 6.280% due 5/25/35	329,766
		DBRR Trust:
560,000	Aaa(e)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44 (a)(c)	601,003
631,546	Aaa(e)	Series 2012-EZ1, Class A, 0.946% due 9/25/45 (c)	631,583
342,902	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/45 (a) (c)	341,509
147,875	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.968% due 11/19/44 (a)	110,388
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.624% due 1/15/25 (a)	649,425
		EMC Mortgage Loan Trust:
4,947	B(g)	Series 2002-B, Class A1, 0.816% due 2/25/41 (a) (c)	4,524
24,027	BBB-	Series 2003-A, Class A1, 0.716% due 8/25/40 (a) (c)	22,652
984,180	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.716% due 9/25/33 (a)	932,999
180,000	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31 (c )	177,284
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 27.029% due 2/15/24 (a)	8,126
655,060	NR	Series T-61, Class 1A1, 1.540% due 7/25/44 (a)	667,002
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
27,346	AAA(g)	Series 2808, Class FT, 0.518% due 4/15/33 (a)	27,354
18,730	NR	Series 3062, Class MC, 5.250% due 3/15/35	18,800
2,351,401	NR	Series 3349, Class AS, 6.332% due 7/15/37 (a)	338,723
405,527	NR	Series 3451, Class SB, 5.862% due 5/15/38 (a)	43,006
317,789	NR	Series 3621, Class SB, 6.062% due 1/15/40 (a)	46,900
4,224,704	NR	Series 3866, Class SA, 5.782% due 5/15/41 (a)	525,587
1,300,830	NR	Series 3947, Class SG, 5.782% due 10/15/41 (a)	281,357
337,078	NR	Series 3997, Class SK, 6.432% due 11/15/41 (a)	65,675
87,902	NR	Series 4063, Class S, 5.782% due 6/15/42 (a)	17,801
91,310	NR	Series 4076, Class SW, 5.882% due 7/15/42 (a)	20,125
90,912	NR	Series 4097, Class ST, 5.882% due 8/15/42 (a)	21,446
375,381	NR	Series 4120, Class SV, 5.982% due 10/15/42 (a)	94,608
92,387	NR	Series 4136, Class SE, 5.982% due 11/15/42 (a)	22,742
94,098	NR	Series 4136, Class SJ, 5.982% due 11/15/42 (a)	22,535
94,141	NR	Series 4136, Class SQ, 5.982% due 11/15/42 (a)	24,304
191,816	NR	Series 4147, Class CS, 5.932% due 12/15/42 (a)	47,472
670,544	NR	Series 4150, Class BU, 4.000% due 2/15/42	724,446

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$290,906	NR	Series 4199, Class SB, 6.032% due 5/15/40 (a)	$69,040
871,398	NR	Series 4203, Class PS, 6.082% due 9/15/42 (a)	186,193
101,509	NR	Series 4206, Class CZ, 3.000% due 5/15/43	78,507
298,215	NR	Series 4210, Class Z, 3.000% due 5/15/43	241,966
202,008	NR	Series 4226, Class GZ, 3.000% due 7/15/43	156,592
380,665	NR	Series R007, Class ZA, 6.000% due 5/15/36	422,203
		Federal National Mortgage Association (FNMA):
27,574	NR	Series 2000-34, Class F, 0.616% due 10/25/30 (a)	27,562
161,392	NR	Series 2000-T6, Class A3, 3.888% due 1/25/28 (a)	171,568
40,070	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	41,322
15,153	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	15,908
1,701,605	NR	Series 2012-M12, Class 1A, 2.935% due 8/25/22 (a)	1,695,024
1,323,261	NR	Series 2012-M15, Class A, 2.745% due 10/25/22 (a)	1,292,151
22,779,853	NR	Series 2013-M7, Class X2, 0.345% due 12/27/22 (a)	377,064
		Federal National Mortgage Association (FNMA), Interest Strip:
387,855	NR	Series 409, Class C13, 3.500% due 11/25/41	77,516
795,117	NR	Series 409, Class C18, 4.000% due 4/25/42	188,084
158,545	NR	Series 409, Class C22, 4.500% due 11/25/39	28,607
		Federal National Mortgage Association (FNMA), REMICS:
72,851	NR	Series 2002-34, Class FE, 0.568% due 5/18/32 (a)	72,971
101,376	NR	Series 2004-38, Class FK, 0.516% due 5/25/34 (a)	101,306
679,766	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	743,113
47,145	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	47,661
180	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	180
2,774,790	NR	Series 2006-27, Class SH, 6.534% due 4/25/36 (a)	454,982
2,563,430	NR	Series 2006-51, Class SP, 6.484% due 3/25/36 (a)	388,453
1,397,007	NR	Series 2007-68, Class SC, 6.534% due 7/25/37 (a)	201,068
2,786,623	NR	Series 2008-18, Class SM, 6.834% due 3/25/38 (a)	460,268
377,174	NR	Series 2010-142, Class SM, 6.364% due 12/25/40 (a)	50,063
1,050,912	NR	Series 2011-87, Class SG, 6.384% due 4/25/40 (a)	216,185
1,017,393	NR	Series 2011-87, Class SJ, 5.784% due 9/25/41 (a)	133,711
796,016	NR	Series 2011-90, Class QI, 5.000% due 5/25/34	118,249
655,942	NR	Series 2012-111, Class JS, 5.934% due 7/25/40 (a)	150,475
657,782	NR	Series 2012-118, Class CI, 3.500% due 12/25/39	122,170
95,302	NR	Series 2012-128, Class SL, 5.984% due 11/25/42 (a)	25,834
188,738	NR	Series 2012-128, Class SQ, 5.984% due 11/25/42 (a)	51,051
278,525	NR	Series 2012-133, Class CS, 5.984% due 12/25/42 (a)	66,837
95,084	NR	Series 2012-133, Class SA, 5.984% due 12/25/42 (a)	22,700
189,339	NR	Series 2012-134, Class SK, 5.984% due 12/25/42 (a)	46,692
156,495	NR	Series 2012-17, Class WS, 6.384% due 7/25/39 (a)	29,154
600,132	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	657,010
879,204	NR	Series 2012-51, Class B, 7.000% due 5/25/42	988,417
87,302	NR	Series 2012-70, Class YS, 6.484% due 2/25/41 (a)	19,145
497,138	NR	Series 2012-74, Class SA, 6.484% due 3/25/42 (a)	87,372
82,856	NR	Series 2012-75, Class AO, 0.398% due 3/25/42	76,383
273,403	NR	Series 2012-93, Class SG, 5.934% due 9/25/42 (a)	60,886
570,895	NR	Series 2013-10, Class JS, 5.984% due 2/25/43 (a)	139,170
569,655	NR	Series 2013-10, Class SJ, 5.984% due 2/25/43 (a)	139,200
192,432	NR	Series 2013-19, Class SK, 5.984% due 3/25/43 (a)	47,517
1,962,108	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	2,175,254
1,300,000	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,438,973
		FHLMC Multifamily Structured Pass Through Certificates:
2,960,822	NR	Series K006, Class AX1, 1.205% due 1/25/20 (a)	153,391
2,211,629	NR	Series K007, Class X1, 1.390% due 4/25/20 (a)	128,407
1,792,555	NR	Series K008, Class X1, 1.823% due 6/25/20 (a)	146,943
877,579	NR	Series K009, Class X1, 1.661% due 8/25/20 (a)	65,467
1,129,332	AAA(g)	Series K016, Class X1, 1.733% due 10/25/21 (a)	110,551
737,357	AAA(g)	Series K017, Class X1, 1.595% due 12/25/21 (a)	65,462
1,492,301	AAA(g)	Series K021, Class X1, 1.645% due 6/25/22 (a)	149,973
408,086	Aaa(e)	Series K024, Class X1, 1.024% due 9/25/22 (a)	24,955

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$4,271,770	NR	Series K702, Class X1, 1.709% due 2/25/18 (a)	$242,006
620,000	Aaa(e)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.636% due 1/17/26 (a) (c)	618,388
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	807,606
575,691	NR	Freddie Mac REMICS, Series 4239, Class IO, 3.500% due 6/15/27	83,385
380,000	BBB(g)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.872% due 4/25/45 (a) (c)	365,958
568,076	A+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.916% due 2/25/31 (a) (c)	542,847
		Government National Mortgage Association (GNMA):
55,174	NR	Series 2000-35, Class F, 0.718% due 12/16/25 (a)	55,784
53,496	NR	Series 2002-21, Class FV, 0.568% due 3/16/32 (a)	53,648
3,829,545	NR	Series 2008-51, Class GS, 6.063% due 6/16/38 (a)	673,484
117,701	NR	Series 2010-107, Class SG, 5.982% due 2/20/38 (a)	12,981
126,245	NR	Series 2010-31, Class GS, 6.332% due 3/20/39 (a)	20,889
322,973	NR	Series 2010-85, Class HS, 6.482% due 1/20/40 (a)	61,793
425,881	NR	Series 2011-40, Class SA, 5.963% due 2/16/36 (a)	57,360
714,872	NR	Series 2012-100, Class IO, 0.891% due 8/16/52 (a)	51,233
279,526	NR	Series 2013-153, Class AB, 2.900% due 6/16/44 (a)	286,864
838,436	NR	Series 2013-154, Class AB, 2.900% due 2/16/44 (a)	860,445
615,667	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.898% due 9/20/44 (a)	1,002,113
90,000	BB+	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.018% due 7/10/38 (a)	98,900
		GS Mortgage Securities Corp. II:
825,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	859,702
1,925,000	Aaa(e)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	1,998,550
40,000	Aaa(e)	Series 2013-GC14, Class A5, 4.243% due 8/10/46	42,029
		GS Mortgage Securities Trust:
300,000	BBB-	Series 2007-GG10, Class A4, 5.994% due 8/10/45 (a)	332,477
70,000	Aaa(e)	Series 2013-GC13, Class A5, 4.176% due 7/10/46 (a)	73,124
163,401	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.516% due 9/25/35 (a) (c)	136,793
209,986	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.648% due 9/25/35 (a)	209,190
		Harborview Mortgage Loan Trust:
617,578	BBB+	Series 2004-5, Class 2A6, 2.438% due 6/19/34 (a)	611,885
192,752	WD(g)	Series 2006-2, Class 1A, 2.759% due 2/25/36 (a)	152,147
1,031,532	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.368% due 11/20/36 (a)	1,027,020
1,003,694	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.356% due 12/25/35 (a)	980,079
4,287	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.966% due 3/25/33 (a)	4,224
		Indymac Index Mortgage Loan Trust:
100,041	CCC	Series 2004-AR15, Class 1A1, 2.556% due 2/25/35 (a)	85,498
119,214	CCC	Series 2005-AR15, Class A2, 4.643% due 9/25/35 (a)	105,878
1,350,248	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.326% due 8/25/36 (a)	594,925
		JPMorgan Chase Commercial Mortgage Securities Trust:
300,000	Aaa(e)	Series 2013-INN, Class A, 1.568% due 10/15/30 (a) (c)	300,693
230,000	A3(e)	Series 2013-INN, Class C, 2.718% due 10/15/30 (a) (c)	230,535
		JPMBB Commercial Mortgage Securities Trust:
190,000	Aaa(e)	Series 2013-C15, Class AS, 4.420% due 11/15/45	197,513
80,000	A3(e)	Series 2013-C15, Class C, 5.251% due 11/15/45 (a)	82,105
100,000	BBB-(g)	Series 2013-C15, Class D, 5.251% due 11/15/45 (a) (c)	91,698
		JPMorgan Chase Commercial Mortgage Securities Corp.:
65,000	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	71,721
1,096,266	BBB+	Series 2007-C1, Class ASB, 5.857% due 2/15/51	1,176,662
644,568	AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47 (a)	713,013
390,000	BBB-	Series 2007-CB20, Class AM, 6.078% due 2/12/51 (a)	442,745
140,000	Aaa(e)	Series 2011-C5, Class A3, 4.171% due 8/15/46	149,568
175,000	Aaa(e)	Series 2011-C5, Class AS, 5.492% due 8/15/46 (a) (c)	198,477
3,182,451	Aaa(e)	Series 2012-CBX, Class XA, 2.189% due 6/15/45 (a)	320,922
78,677	BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.777% due 2/25/35 (a)	79,243
		LB-UBS Commercial Mortgage Trust:
190,000	A-	Series 2006-C1, Class AM, 5.217% due 2/15/31 (a)	204,570
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	391,954
200,000	BBB-	Series 2007-C7, Class AM, 6.371% due 9/15/45 (a)	230,756
		Lehman XS Trust:
215,690	CCC	Series 2005-5N, Class 1A1, 0.466% due 11/25/35 (a)	196,347

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
$152,723	D	Series 2005-7N, Class 1A1B, 0.466% due 12/25/35 (a)	$70,629
		MASTR Adjustable Rate Mortgages Trust:
1,567,896	A+	Series 2004-13, Class 3A7, 2.624% due 11/21/34 (a)	1,624,575
110,359	AA+	Series 2004-4, Class 4A1, 2.400% due 5/25/34 (a)	108,646
828,560	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.426% due 10/25/32 (a)	828,806
439,765	CCC	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A1, 0.346% due 4/25/37 (a)	393,232
70,000	A-	Merrill Lynch CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.204% due 12/12/49	76,589
480,521	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.416% due 7/25/37 (a)	300,091
		Merrill Lynch Mortgage Investors Inc.:
102,722	A+	Series 2004-A3, Class 4A3, 5.054% due 5/25/34 (a)	101,387
1,488,851	AAA	Series 2006-FF1, Class A2C, 0.366% due 8/25/36 (a)	1,449,378
833,814	Aaa(e)	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.864% due 8/12/39 (a)	849,963
1,050,017	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	1,108,889
54,766	B1(e)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.142% due 4/25/35 (a)	51,867
580,685	AAA	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% due 12/12/49	637,942
30,000	Aaa(e)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.219% due 7/15/46 (a)	31,258
		Morgan Stanley Capital I:
206,694	AAA	Series 2004-SD3, Class A, 0.626% due 6/25/34 (a) (c)	200,823
480,000	BBB	Series 2007-HQ12, Class A5, 5.778% due 4/12/49 (a)	534,150
603,116	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	666,652
468,907	BBB+	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49 (a)	516,858
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49 (a)	222,562
446,946	A+	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.470% due 10/25/34 (a)	449,820
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.646% due 7/25/35 (a)	2,118,592
650,000	AAA	Oak Hill Credit Partners, Series 2012-7A, Class A, 1.657% due 11/20/23 (a) (c)	650,176
		Option One Mortgage Loan Trust:
2,285	A+	Series 2002-6, Class A2, 0.966% due 11/25/32 (a)	2,123
12,434	A+	Series 2003-1, Class A2, 1.006% due 2/25/33 (a)	11,519
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.641% due 7/15/42 (a)	1,001,723
1,900,000	AAA	Series 2011-1A, Class 1A3, 1.527% due 7/15/42 (a)	2,589,556
		Popular ABS Mortgage Pass-Through Trust:
280,064	AAA	Series 2005-3, Class AF6, 4.759% due 7/25/35	282,468
1,787,000	BBB+	Series 2006-C, Class A4, 0.416% due 7/25/36 (a)	1,476,207
		Prime Mortgage Trust:
317,297	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (c)	318,910
134,302	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (c)	136,340
1,517,668	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (c)	1,463,249
		Reperforming Loan REMIC Trust:
44,459	CCC	Series 2004-R2, Class 1AF1, 0.586% due 11/25/34 (a) (c)	38,830
362,319	CC	Series 2005-R1, Class 1AF1, 0.526% due 3/25/35 (a) (c)	318,356
112,705	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.466% due 1/25/35 (a)	110,881
		Residential Asset Mortgage Products Inc.:
5,103	B-	Series 2003-RS4, Class AIIB, 0.826% due 5/25/33 (a)	4,368
1,106,797	AAA	Series 2003-RS9, Class AI6A, 6.110% due 10/25/33	1,112,384
109,033	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33 (a)	113,568
		Small Business Administration Participation Certificates:
26,077	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	26,997
41,885	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	43,395
55,648	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	58,223
299,394	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	328,164
226,343	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	251,800
425,135	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	463,895
170,897	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.473% due 11/25/34 (a)	159,618
900,454	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.166% due 9/25/34 (a)	854,266
342,418	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.418% due 7/19/35 (a)	335,513
		Structured Asset Securities Corp.:
4,477	NR	Series 2002-14A, Class 2A1, 2.191% due 7/25/32 (a)	4,409
237,517	CC	Series 2005-RF3, Class 1A, 0.516% due 6/25/35 (a) (c)	193,208

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Rating††	Security	Value
$668,989		BB	Series 2007-BC4, Class A3, 0.416% due 11/25/37 (a)	$651,408
84,316		NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	87,760
120,000		AAA	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.317% due 12/10/45	114,681
520,476		AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28 (a)	528,427
300,000		AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.461% due 7/22/21 (a)	291,365
100,000		AAA	VNDO 2012-6AVE Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30	95,142
			Wachovia Bank Commercial Mortgage Trust:
188,531		AAA	Series 2005-C17, Class APB, 5.037% due 3/15/42	188,620
50,000		BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	54,380
			WaMu Mortgage Pass Through Certificates:
34,521		BBB+	Series 2004-AR11, Class A, 2.435% due 10/25/34 (a)	34,004
131,355		BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44 (a)	122,733
378,412		AA+	Series 2005-AR11, Class A1A, 0.486% due 8/25/45 (a)	367,081
664,247		AA+	Series 2005-AR13, Class A1A1, 0.456% due 10/25/45 (a)	610,709
361,636		BBB-	Series 2005-AR19, Class A1A2, 0.456% due 12/25/45 (a)	325,767
1,000,000		B-	Series 2005-AR4, Class A5, 2.425% due 4/25/35 (a)	937,772
2,534,348		BBB	Series 2006-AR1, Class 2A1A, 1.213% due 1/25/46 (a)	2,435,116
934,778		CCC	Series 2006-AR13, Class 2A, 2.457% due 10/25/46 (a)	887,763
528,042		CCC	Series 2007-HY4, Class 4A1, 2.247% due 9/25/36 (a)	445,385
999,294		Ca(e)	Series 2007-OA2, Class 2A, 0.849% due 1/25/47 (a)	667,559
1,037,007		CCC	Series 2007-OA5, Class 1A, 0.893% due 6/25/47 (a)	871,496
50,000		Aaa(e)	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.218% due 7/15/46 (a)	52,298
			Wells Fargo Mortgage Backed Securities Trust:
1,163,945		Caa1(e)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,143,711
434,437		CCC	Series 2006-AR2, Class 2A1, 2.628% due 3/25/36 (a)	434,281
110,250		Caa2(e)	Series 2006-AR7, Class 2A4, 2.616% due 5/25/36 (a)	102,930
			WF-RBS Commercial Mortgage Trust:
795,000		Aaa(e)	Series 2011-C2, Class A2, 3.791% due 2/15/44 (c)	836,172
1,035,000		Aaa(e)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,068,142
2,018,537		Aaa(e)	Series 2012-C7, Class XA, 1.748% due 6/15/45 (a) (c)	197,570
145,000		Aaa(e)	Series 2013-C14, Class A4, 3.073% due 6/15/46	139,035

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $118,517,578)	118,012,443

SOVEREIGN BONDS - 3.9%
Brazil - 0.3%
			Brazil Notas do Tesouro Nacional Serie F:
3,000,000	BRL	A-	Notes, 10.000% due 1/1/21	1,184,661
1,705,000	BRL	A-	Senior Notes, 10.000% due 1/1/17	720,393
317,000		Baa2(e)	Federative Republic of Brazil, Senior Unsecured Notes, 4.875% due 1/22/21	337,605

			Total Brazil	2,242,659

Canada - 0.0%
410,000		AA-	Province of Ontario Canada, Senior Unsecured Notes, 0.950% due 5/26/15	414,091

Hong Kong - 0.1%
1,000,000		AAA	Hong Kong Government Bond, Senior Unsecured Notes, 5.125% due 8/1/14	1,031,119

Italy - 1.0%
			Italy Buoni Poliennali Del Tesoro, Bonds:
300,000	EUR	Baa2u(e)	3.500% due 6/1/14	414,219
1,300,000	EUR	Baa2u(e)	4.500% due 7/15/15	1,865,491
900,000	EUR	Baa2u(e)	3.750% due 8/1/15	1,277,437
3,870,000	EUR	Baa2u(e)	3.500% due 12/1/18	5,487,323

			Total Italy	9,044,470

Japan - 0.1%
800,000		AA-	Japan Bank for International Cooperation, Government Liquid Guaranteed Notes, 2.875% due 2/2/15	823,541

Mexico - 0.6%
			Mexican Bonos, Bonds:
6,246,000	MXN	A-	8.000% due 6/11/20	542,096
51,777,000	MXN	A-	6.500% due 6/9/22	4,072,812
			Mexico Government International Bond, Senior Unsecured Notes:
226,000		BBB	3.625% due 3/15/22	224,531

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Rating††	Security	Value
$528,000		BBB	4.750% due 3/8/44	$466,224
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	83,655

			Total Mexico	5,389,318

Norway - 0.1%
1,270,000		AAA	Kommunalbanken AS, Senior Unsecured Notes, 1.125% due 5/23/18 (c)	1,251,036

Russia - 0.2%
37,310,000	RUB	BBB+	Russian Federal Bond - OFZ, Bonds, 7.400% due 6/14/17	1,149,075
323,895		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, step bond to yield, 7.500% due 3/31/30	379,605

			Total Russia	1,528,680

South Africa - 0.1%
520,000		BBB	South Africa Government International Bond, Senior Unsecured Notes, 5.875% due 9/16/25	542,360

Spain - 1.4%
3,300,000	EUR	BBB-	Spain Government Bond, Bonds, 4.000% due 7/30/15	4,692,133
			Spain Letras del Tesoro:
100,000	EUR	BBB-	0.000% due 4/16/14	135,784
5,300,000	EUR	BBB-	0.000% due 6/20/14	7,185,932

			Total Spain	12,013,849

			TOTAL SOVEREIGN BONDS (Cost - $34,192,588)	34,281,123

ASSET-BACKED SECURITIES - 1.4%
Automobiles - 0.2%
18,563		AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	18,569
845,000		AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.970% due 5/15/18	844,901
960,000		AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	962,149

			Total Automobiles	1,825,619

Student Loans - 1.2%
731,347		AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.341% due 3/25/42 (a) (c)	669,689
850,000		AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.088% due 10/25/35 (a) (c)	835,972
500,000		AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39 (a)	480,945
			SLM Student Loan Trust:
1,220,000		AAA	Series 2003-11, Class A6, 0.544% due 12/15/25 (a) (c)	1,217,721
178,057		AA+	Series 2003-4, Class A5A, 1.004% due 3/15/33 (a) (c)	177,416
1,400,000		AAA	Series 2004-1, Class A4, 0.498% due 10/27/25 (a)	1,354,124
900,000		AAA	Series 2005-4, Class A3, 0.358% due 1/25/27 (a)	880,516
880,000		AA+	Series 2005-5, Class A5, 0.988% due 10/25/40 (a)	879,525
1,375,781		AAA	Series 2010-A, Class 2A, 3.418% due 5/16/44 (a)	1,453,322
641,519		AAA	Series 2012-A, Class A1, 1.568% due 8/15/25 (a) (c)	648,090
705,000		AAA	Series 2012-C, Class A2, 3.310% due 10/15/46 (c)	735,652
680,000		AAA	Series 2012-D, Class A2, 2.950% due 2/15/46 (c)	699,237
613,603		AAA	Series 2012-E, Class A1, 0.918% due 10/16/23 (a) (c)	614,280

			Total Student Loans	10,646,489

			TOTAL ASSET-BACKED SECURITIES (Cost - $12,211,601)	12,472,108

MUNICIPAL BONDS - 1.1%
Arizona - 0.0%
40,000		AA	Arizona State University, Series A, 5.000% due 7/1/43	41,408

California - 0.3%
			State of California, GO:
670,000		A	6.200% due 10/1/19	793,997
275,000		A	6.650% due 3/1/22	327,729
400,000		A	5.000% due 6/1/37	409,900
900,000		A	5.000% due 11/1/37	924,687
100,000		A	5.000% due 12/1/37	102,801
90,000		A	5.000% due 11/1/43	91,544

			Total California	2,650,658

Connecticut - 0.0%
50,000		AA	State of Connecticut, GO, Series C, 5.000% due 7/15/24	57,441

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
Delaware - 0.0%
$ 300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, GTDSTD-Insured, 1.668% due 1/29/46 (a)	$274,366

Georgia - 0.0%
80,000	AA	Private Colleges & Universities Authority, Series A, 5.000% due 10/1/43	84,248

Illinois - 0.3%
510,000	AA-	Chicago, IL, GO, FSA-Insured 4.750% due 1/1/36	453,074
		State of Illinois, GO:
240,000	A-	5.665% due 3/1/18	262,560
410,000	A-	5.877% due 3/1/19	444,666
1,140,000	A-	5.100% due 6/1/33	1,041,538

		Total Illinois	2,201,838

Massachusetts - 0.0%
40,000	AA+	Massachusetts School Building Authority, 5.000% due 8/15/23	46,682

Minnesota - 0.1%
		Northstar Education Finance Inc., Student Loan Asset Backed Notes:
825,000	AA+	GTDSTD-Insured 0.376% due 4/28/30 (a)	791,472
325,000	AA+	GTDSTD-Insured 1.323% due 1/29/46 (a)	297,219

		Total Minnesota	1,088,691

New Jersey - 0.0%
60,000	A+	New Jersey State Turnpike Authority, Series A 5.000% due 1/1/43	61,337
		New Jersey Transportation Trust Fund Authority:
90,000	A+	Series AA 5.000% due 6/15/38	91,624
90,000	A+	Series A 5.000% due 6/15/42	91,121

		Total New Jersey	244,082

New York - 0.1%
50,000	AA	New York, GO, Series J 5.000% due 8/1/25	56,581
		New York City Municipal Water Finance Authority:
190,000	AAA	Series 1289 7.723% due 12/15/13 (a)	192,060
40,000	AA+	Series BB 5.000% due 6/15/47	41,052
40,000	AA+	Series EE 5.000% due 6/15/47	41,098
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A 5.000% due 11/1/42	83,557
70,000	AA-	New York Liberty Development Corp. 5.000% due 12/15/41	71,719
		New York State Dormitory Authority:
30,000	AAA	5.000% due 12/15/26	33,805
90,000	AAA	5.000% due 12/15/27	100,448

		Total New York	620,320

Ohio - 0.1%
1,000,000	B-	Buckeye Ohio Tobacco Settlement, Series A-2 5.750% due 6/1/34	754,770
80,000	AA+	Northeast Ohio Regional Sewer District 5.000% due 11/15/43	83,362
230,000	AA-	Ohio State Turnpike Commission, Series A 5.000% due 2/15/48	231,275

		Total Ohio	1,069,407

Texas - 0.1%
675,000	AA	City of Houston TX, GO 6.290% due 3/1/32	777,823
130,000	AA-	City Public Service Board of San Antonio TX 5.000% due 2/1/43	135,124

		Total Texas	912,947

Utah - 0.0%
140,000	A-	Utah Transit Authority, 5.000% due 6/15/42	141,061

Virginia - 0.1%
482,737	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	503,041

		TOTAL MUNICIPAL BONDS (Cost - $9,948,888)	9,936,190

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Rating††	Security	Value
SENIOR LOANS - 0.1%
$210,000	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	$209,324
128,289.47	NR	Hilton Worldwide Finance LLC (Restricted), 4.000% due 10/26/20	128,851
208,950	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	209,957
129,674.19	NR	Sungard Data Systems Inc. (Restricted), 4.000% due 3/8/20	130,938

		TOTAL SENIOR LOANS (Cost - $678,619)	679,070

Shares
PREFERRED STOCK - 0.1%
Financials - 0.1%
Commercial Banks - 0.1%
30,275		GMAC Capital Trust I, 8.125% (Cost - $751,009) (a)	812,581

COMMON STOCK - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
506		Motors Liquidation Co. GUC Trust (Cost - $0) *(c)	23,731

CONVERTIBLE PREFERRED STOCK - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
20,000		General Motors Corp., 0.000% (Cost - $0) * (h)	0

Contracts
PURCHASED OPTIONS - 0.1%
United States - 0.1%
3,350,000		Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 3/15/18	330,743
2,190,000		Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 4/9/18	217,849
13		Option on Futures, U.S. Treasury 10-Year Note February Futures, Put @ $125.00, expires 1/24/14	11,578
11		Option on Futures, U.S. Treasury Long Bond February Futures, Put @ $131.00, expires 1/24/14	20,797
40		Option on Futures, U.S. Treasury Long Bond January Futures, Call @ $136.00, expires 12/27/13	1,250

		Total United States	582,217

		TOTAL PURCHASED OPTIONS (Cost - $419,792)	582,217

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $898,631,289)	908,600,103

Face Amount †
SHORT-TERM INVESTMENTS(i) - 15.8%
COMMERCIAL PAPER - 0.3%
$ 2,320,000		RBS Holding USA Inc., 0.361% due 1/22/14 (Cost - $2,318,817) (j) (k)	2,318,817

MONEY MARKET FUND - 0.0%
857,696		Invesco STIT - Government & Agency Portfolio (Cost - $857,696) (l)	857,696

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †		Security	Value
REPURCHASE AGREEMENTS - 10.5%
$13,300,000		Barclays Capital Inc. repurchase agreement dated 11/29/13, 0.020% due 12/2/13, Proceeds at maturity - $13,300,022; (Fully collateralized by U.S. Treasury Notes, 2.125%, due 08/15/21; Market Valued - $13,565,406) (j)	$13,300,000
10,000,000		BNP Paribas Finance Inc. repurchase agreement dated 11/29/13, 0.120% due 12/2/13, Proceeds at maturity - $10,000,100; (Fully collateralized by FNMA TBA, 4.00%, due 11/1/43; Market Valued - $10,278,002) (j)	10,000,000
22,100,000		BNP Paribas Finance Inc. repurchase agreement dated 11/29/13, 0.070% due 12/2/13, Proceeds at maturity - $22,100,129; (Fully collateralized by U.S. Treasury Notes, 6.125%, due 8/15/29; Market Valued - $22,584,761) (j)	22,100,000
11,100,000		Citigroup Inc. repurchase agreement dated 11/29/13, 0.100% due 12/2/13, Proceeds at maturity - $11,100,093; (Fully collateralized by U.S. Treasury Notes, 0.625%, due 8/31/17; Market Valued - $11,337,625) (j)	11,100,000
12,900,000		JPMorgan Securities repurchase agreement dated 11/29/13, 0.090% due 1/23/14, Proceeds at maturity - $12,900,419; (Fully collateralized by U.S. Treasury Bills, 0.500% due 8/15/14, Market Valued - $13,167,723) (j)	12,900,000
22,800,000		Merrill Lynch & Co., Inc. repurchase agreement dated 11/29/13, 0.090% due 12/2/13, Proceeds at maturity - $22,800,171; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 11/15/27; Market Valued - $23,306,125) (j)	22,800,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $92,200,000)	92,200,000

SOVEREIGN BONDS - 0.0%
		Mexican Federal Treasury Certificate:
3,000,000	MXN	3.420% due 1/23/14	22,767
9,000,000	MXN	3.440% due 2/6/14	68,210

		TOTAL SOVEREIGN BONDS (Cost - $93,193)	90,977

TIME DEPOSITS - 3.7%
19,938,673		Bank of America - London, 0.030% due 12/2/13	19,938,673
		BBH - Grand Cayman:
54,550	JPY	0.005% due 12/2/13	533
0	SGD	0.005% due 12/2/13	0
17,428	EUR	0.041% due 12/2/13	23,711
359	NOK	0.600% due 12/2/13	59
325	AUD	1.634% due 12/2/13	296
59,625	GBP	Citibank - London, 0.060% due 12/2/13	97,613
11,411,068		DBS Bank Ltd. - Singapore, 0.030% due 12/2/13	11,411,068
1,016,035		DNB ASA - Norway, 0.030% due 12/2/13	1,016,035
573,899		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	573,899

		TOTAL TIME DEPOSITS (Cost - $33,061,887)	33,061,887

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount †	Security	Value
U.S. GOVERNMENT AGENCIES - 1.3%
	Federal Home Loan Bank Discount Notes:
$3,145,000	0.050% due 1/2/14 (j) (k)	$3,144,865
2,160,000	0.060% due 1/24/14 (j) (k)	2,159,809
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
50,000	0.100% due 12/9/13 (j)	49,999
200,000	0.100% due 12/18/13 (j) (k)	199,991
2,600,000	0.084% due 1/27/14 (j)	2,599,660
1,310,000	0.083% due 2/24/14 (j)(k)	1,309,747
1,325,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.065% due 2/3/14 (j) (k)	1,324,849
380,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.120% due 2/24/14 (j)	379,893

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $11,168,813)	11,168,813

	TOTAL SHORT-TERM INVESTMENTS (Cost - $139,700,406)	139,698,190

	TOTAL INVESTMENTS - 118.9% (Cost - $1,038,331,695#)	1,048,298,293

	Liabilities in Excess of Other Assets - (18.9)%	(166,645,780)

	TOTAL NET ASSETS - 100.0%	$881,652,513

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2013.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Illiquid security.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 15.8%.
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts, TBA’s or swap contracts.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Assset Securitization Transactions Inc.
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

See pages 107 and 108 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type^
Mortgage-Backed Security	27.4%
U.S. Government & Agency Obligation	21.7
Corporate Bond & Note	20.7
Collateralized Mortgage Obligation	11.3
Sovereign Bond	3.3
Asset-Backed Security	1.2
Municipal Bond	0.9
Preferred Stock	0.1
Senior Loan	0.1
Purchased Option	0.0	**
Common Stock	0.0	**
Convertible Preferred Stock	0.0	**
Short-Term Investments	13.3

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

Schedule of Options Contracts Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
14,500,000	Swaption, 3-Month USD-LIBOR, Call	1/27/14	$2.50	$13,283
14,500,000	Swaption, 3-Month USD-LIBOR, Put	1/27/14	3.50	15,635
1,100,000	Swaption, 3-Month USD-LIBOR, Call	3/3/14	2.50	2,114
700,000	Swaption, 3-Month USD-LIBOR, Call	3/3/14	2.60	2,385
2,300,000	Swaption, 3-Month USD-LIBOR, Put	3/31/14	2.00	1,981
6,700,000	Swaption, 3-Month USD-LIBOR, Put	9/21/15	2.50	208,741
27	U.S. Treasury 10-Year Note February Futures, Put	1/24/14	122.50	8,016
23	U.S. Treasury Long Bond February Futures, Put	1/24/14	127.00	14,734

	Total United States			266,889

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $365,901)			$266,889

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5%
Aerospace & Defense - 2.0%
$ 130,000	B+	Alliant Techsystems Inc., Senior Unsecured Notes, 5.250% due 10/1/21 (a)	$131,300
430,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21 (a)	419,787
808,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15 (a)	814,060
460,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	515,200
611,000	B	Erickson Air-Crane Inc., Secured Notes, 8.250% due 5/1/20 (a)	625,511
200,000	Ba3(b)	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	215,000
185,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	201,188
		TransDigm Inc., Company Guaranteed Notes:
125,000	CCC+	7.750% due 12/15/18	135,000
710,000	CCC+	7.500% due 7/15/21	766,800
110,000	CCC+	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18 (a)	106,700

		Total Aerospace & Defense	3,930,546

Airlines - 0.9%
300,000	CCC+	Air Canada, Secured Notes, 8.750% due 4/1/20 (a)	316,500
320,000	B+	American Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.625% due 1/15/21 (a)	319,200
40,000	CCC+	American Airlines 2013-1 Class C Pass Through Trust, Pass Thru Certificates, 6.125% due 7/15/18 (a)	40,200
500,000	B+	American Airlines 2013-2 Class B Pass Through Trust, Equipment Trust, 5.600% due 7/15/20 (a)	504,375
129,298	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	135,763
30,000	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	30,300
61,555	BB+	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	67,556
100,704	B+	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	102,718
49,463	BBB	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	55,893
30,000	BBB-	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16 (a)	31,800
190,000	BB-	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	184,775

		Total Airlines	1,789,080

Auto Components - 1.5%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
50,000	B+	7.750% due 11/15/19	57,000
500,000	B+	6.625% due 10/15/22 (c)	531,250
940,000	B	Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes, 8.000% due 6/15/19	1,048,100
220,000	BB+	Continental Rubber of America Corp., Senior Secured Notes, 4.500% due 9/15/19 (a)	233,926
80,000	B	Cooper-Standard Holding Inc., Senior Unsecured Notes, 7.375% due 4/1/18 (a) (d)	81,200
		Dana Holding Corp., Senior Unsecured Notes:
430,000	BB	5.375% due 9/15/21	437,525
130,000	BB	6.000% due 9/15/23	132,275
440,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% due 8/15/18 (a) (d)	470,800

		Total Auto Components	2,992,076

Beverages - 0.4%
170,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18 (a)	171,488
150,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18 (a)	158,625
180,000	BB+	Constellation Brands Inc., Company Guaranteed Notes, 4.250% due 5/1/23	169,650
130,000	B-	Crestview DS Merger Sub II Inc., Secured Notes, 10.000% due 9/1/21 (a)	138,450
130,000	BB	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22 (a)	133,575

		Total Beverages	771,788

Building Products - 0.4%
560,000	B-	Texas Industries Inc., Company Guaranteed Notes, 9.250% due 8/15/20	617,400

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$ 260,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Unsecured Notes, 6.750% due 12/15/21 (a)	$257,400

		Total Building Products	874,800

Chemicals - 2.1%
140,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23 (a)	132,125
400,000	B-	Hexion US Finance Corp., Senior Secured Notes, 6.625% due 4/15/20	409,500
130,000	BB-	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19 (a)	135,200
750,000	B	Phibro Animal Health Corp., Company Guaranteed Notes, 9.250% due 7/1/18 (a)	810,000
		Rain CII Carbon LLC/CII Carbon Corp., Secured Notes:
500,000	BB-	8.000% due 12/1/18 (a)	520,000
280,000	BB-	8.250% due 1/15/21 (a)	288,400
645,000	B	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21 (a)	633,712
690,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20 (a)	732,263
550,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	553,438

		Total Chemicals	4,214,638

Commercial Banks - 3.2%
		Ally Financial Inc., Company Guaranteed Notes:
60,000	B+	7.500% due 12/31/13	60,278
105,000	B+	5.500% due 2/15/17	114,142
365,000	B+	8.000% due 3/15/20	439,825
440,000	BB+	Bank of America Corp., Junior Subordinated Notes, 5.200% due 12/29/49 (e)	398,200
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	210,750
		CIT Group Inc., Senior Unsecured Notes:
100,000	BB-	5.375% due 5/15/20	107,250
750,000	BB-	5.000% due 8/1/23	738,750
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49 (a) (e)	239,400
170,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49 (a)	169,218
		Provident Funding Associates LP/PFG Finance Corp.:
785,000	B+	Company Guaranteed Notes, 6.750% due 6/15/21 (a)	800,700
260,000	B+	Senior Notes, 10.125% due 2/15/19 (a)	287,950
100,000	BBB-	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16 (a)	105,912
		Synovus Financial Corp.:
1,360,000	BB-	Senior Unsecured Notes, 7.875% due 2/15/19	1,553,800
440,000	B+	Subordinated Notes, 5.125% due 6/15/17	455,400
620,000	NR	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	688,200

		Total Commercial Banks	6,369,775

Commercial Services & Supplies - 3.8%
335,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19 (a)	282,237
185,000	B	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18 (a)	199,800
100,000	B	APX Group Inc., Senior Secured Notes, 6.375% due 12/1/19	101,500
145,000	B+	ARC Document Solutions Inc., Company Guaranteed Notes, 10.500% due 12/15/16	153,881
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
500,000	B	2.996% due 12/1/17 (e)	500,625
260,000	B	8.250% due 1/15/19	284,700
765,000	CCC+	Cenveo Corp., Secured Notes, 8.875% due 2/1/18	778,387
175,000	B-	DynCorp International Inc., Company Guaranteed Notes, 10.375% due 7/1/17	180,687
725,000	B-	Envision Healthcare Corp., Company Guaranteed Notes, 8.125% due 6/1/19	789,344
215,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	235,963
60,000	B-	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19 (a)	67,650
100,000	BB	JM Huber Corp., Senior Notes, 9.875% due 11/1/19 (a)	115,500
270,000	CCC+	Laureate Education Inc., Company Guaranteed Notes, 9.250% due 9/1/19 (a)	297,000
410,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	434,600
110,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 7.875% due 5/1/18 (a)	116,325
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	348,863
400,000	B	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18 (a)	421,000
135,000	BB	Sotheby’s, Company Guaranteed Notes, 5.250% due 10/1/22 (a)	128,925
125,000	BB	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	133,125
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21 (a)	114,950

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$70,000	B-	TMS International Corp., Company Guaranteed Notes, 7.625% due 10/15/21 (a)	$74,375
160,000	B-	TransUnion Holding Co., Inc., Senior Unsecured Notes, 9.625% due 6/15/18	173,400
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	B+	7.375% due 5/15/20	224,500
1,345,000	B+	7.625% due 4/15/22	1,513,125

		Total Commercial Services & Supplies	7,670,462

Construction Materials - 0.4%
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18 (a)	412,000
430,000	B	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18 (a)	439,675

		Total Construction Materials	851,675

Consumer Finance - 0.3%
320,000	BB-	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23 (a)	309,600
200,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20 (a)	206,500
120,000	BBB-	SLM Corp., Senior Unsecured Notes, 8.450% due 6/15/18	140,250

		Total Consumer Finance	656,350

Containers & Packaging - 1.1%
211,125	CCC+	ARD Finance SA, Senior Secured Notes, 11.125% due 6/1/18 (a) (d)	226,959
		Ardagh Packaging Finance PLC:
700,000	CCC+	Company Guaranteed Notes, 9.125% due 10/15/20 (a)	758,000
200,000	B+	Senior Secured Notes, 4.875% due 11/15/22 (a)	195,500
		Ball Corp., Company Guaranteed Notes:
400,000	BB+	5.000% due 3/15/22	397,000
120,000	BB+	4.000% due 11/15/23	108,300
52,275	CCC+	BOE Intermediate Holding Corp., Senior Unsecured Notes, 9.000% due 11/1/17 (a) (d)	54,105
110,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.750% due 4/15/21	108,900
50,000	CCC+	Pactiv Corp., Company Guaranteed Notes, 7.950% due 12/15/25	46,250
210,000	CCC+	Pactiv LLC, Company Guaranteed Notes, 8.375% due 4/15/27	194,250
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21 (a)	218,925

		Total Containers & Packaging	2,308,189

Diversified Consumer Services - 0.1%
130,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	138,775

Diversified Financial Services - 3.1%
800,000	B+	American Capital Ltd., Senior Unsecured Notes, 6.500% due 9/15/18 (a)	833,000
40,000	CCC+	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21 (a)	39,600
360,000	BB+	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20 (a)	355,500
		E*Trade Financial Corp., Senior Unsecured Notes:
115,000	B-	6.750% due 6/1/16	124,487
320,000	B-	6.000% due 11/15/17	340,800
625,000	B-	6.375% due 11/15/19	671,875
210,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18 (a)	219,698
		International Lease Finance Corp., Senior Unsecured Notes:
520,000	BBB-	8.250% due 12/15/20	618,800
155,000	BBB-	8.625% due 1/15/22	187,937
50,000	B-	Jack Cooper Finance Co., Senior Secured Notes, 9.250% due 6/1/20 (a)	53,938
170,000	B-	Jack Cooper Holdings Corp., Senior Secured Notes, 9.250% due 6/1/20 (a)	183,388
610,000	B+	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 8/1/18	623,725
		Nuveen Investments Inc., Senior Unsecured Notes:
330,000	CCC	5.500% due 9/15/15 (c)	331,650
530,000	CCC	9.125% due 10/15/17 (a)	528,675
260,000	CCC	9.500% due 10/15/20 (a)	256,750
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20 (a)	170,800
200,000	B+	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18 (a)	213,500
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65 (a) (e)	541,250

		Total Diversified Financial Services	6,295,373

Diversified Telecommunication Services - 5.6%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	125,700
240,000	BB	6.750% due 12/1/23	245,850
1,415,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	1,501,669

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	$31,850
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
325,000	B	7.250% due 10/15/20	356,687
755,000	CCC+	6.625% due 12/15/22	773,875
1,080,000	B	5.500% due 8/1/23 (a)	1,038,150
		Intelsat Luxembourg SA, Company Guaranteed Notes:
85,000	CCC+	6.750% due 6/1/18 (a)	89,462
595,000	CCC+	7.750% due 6/1/21 (a)	625,494
270,000	CCC+	8.125% due 6/1/23 (a)	285,863
		Level 3 Financing Inc., Company Guaranteed Notes:
265,000	CCC+	9.375% due 4/1/19	297,462
125,000	CCC+	8.125% due 7/1/19	137,813
1,680,000	CCC+	8.625% due 7/15/20	1,890,000
680,000	B+	tw telecom holdings inc., Senior Unsecured Notes, 6.375% due 9/1/23 (a)	719,100
200,000	B+	tw telecom holdings inc., Company Guaranteed Notes, 5.375% due 10/1/22	199,750
340,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21 (a)	373,150
200,000	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 5.150% due 9/15/23	213,842
510,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23 (a)	529,125
957,974	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17 (a) (d)	993,898
		Windstream Corp., Company Guaranteed Notes:
650,000	B	7.500% due 6/1/22	676,813
150,000	B	7.500% due 4/1/23	154,312
60,000	B	6.375% due 8/1/23	57,600

		Total Diversified Telecommunication Services	11,317,465

Electric Utilities - 1.5%
160,000	B	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	164,800
		Calpine Corp., Senior Secured Notes:
85,000	BB-	7.500% due 2/15/21 (a)	93,075
380,000	BB-	5.875% due 1/15/24 (a)	380,000
160,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	164,000
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
100,000	CC	Secured Notes, 12.250% due 3/1/22 (a)	116,500
805,000	CCC+	Senior Secured Notes, 10.000% due 12/1/20	859,338
28,824	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19 (a)	24,956
100,000	BB-	GenOn Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	105,500
		GenOn REMA LLC, Pass Thru Certificates:
95,467	B+	9.237% due 7/2/17	98,331
340,000	B+	9.681% due 7/2/26	350,200
246,095	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16 (f)	281,779
311,774	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	347,628

		Total Electric Utilities	2,986,107

Electronic Equipment, Instruments & Components - 1.1%
95,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17 (a)	101,175
20,000	B-	Kemet Corp., Senior Secured Notes, 10.500% due 5/1/18	19,550
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19 (a)	274,375
475,000	B+	Sanmina Corp., Company Guaranteed Notes, 7.000% due 5/15/19 (a)	509,438
430,000	BB-	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19 (a)	469,775
750,000	B+	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21 (a)	757,500

		Total Electronic Equipment, Instruments & Components	2,131,813

Energy Equipment & Services - 1.9%
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B2(b)	6.625% due 10/1/20	138,450
350,000	B+	4.750% due 11/15/21 (a)	325,500
110,000	B+	5.875% due 8/1/23 (a)	107,250
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
640,000	BB	5.875% due 4/15/21	688,000
230,000	BB	6.125% due 7/15/22	247,825
320,000	BB-	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 6.500% due 6/1/21	330,400
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16 (g)	0

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$220,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18 (a)	$242,000
400,000	CCC+	Foresight Energy LLC/Foresight Energy Corp., Senior Unsecured Notes, 7.875% due 8/15/21 (a)	414,000
500,000	BB	Forum Energy Technologies Inc., Senior Unsecured Notes, 6.250% due 10/1/21 (a)	523,750
140,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	150,500
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
106,000	BB	6.375% due 8/1/22	113,817
40,000	BB	4.250% due 11/15/23 (a)	36,700
240,000	B-	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18	261,600
290,000	NR	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19 (a)	200,100

		Total Energy Equipment & Services	3,779,892

Food Products - 2.2%
250,000	B-	ARAMARK Corp., Company Guaranteed Notes, 5.750% due 3/15/20 (a)	261,875
625,000	B	Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21 (a)	671,094
700,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	731,500
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19 (a)	348,687
470,000	BB-	Hawk Acquisition Sub Inc., Secured Notes, 4.250% due 10/15/20 (a)	453,550
380,000	B	Post Holdings Inc., Company Guaranteed Notes, 7.375% due 2/15/22 (a)	404,700
290,000	CCC-	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17 (a)	305,950
80,000	BB-	Sun Merger Sub Inc., Senior Unsecured Notes, 5.875% due 8/1/21 (a)	83,000
930,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18 (a)	984,638
150,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20 (a)	154,125

		Total Food Products	4,399,119

Gas Utilities - 0.5%
885,000	BB+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	1,004,475

Health Care Equipment & Supplies - 1.8%
		Alere Inc., Company Guaranteed Notes:
345,000	B-	7.250% due 7/1/18	379,500
680,000	CCC+	6.500% due 6/15/20	700,400
		Biomet Inc., Company Guaranteed Notes:
295,000	B-	6.500% due 8/1/20	314,175
760,000	B-	6.500% due 10/1/20	794,200
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	81,400
520,000	CCC+	9.875% due 4/15/18	563,550
800,000	B-	MedAssets Inc., Company Guaranteed Notes, 8.000% due 11/15/18	866,000

		Total Health Care Equipment & Supplies	3,699,225

Health Care Providers & Services - 3.1%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
303,000	B-	12.875% due 11/1/18	369,660
390,000	B-	6.125% due 3/15/21 (a)	404,625
210,000	CCC+	ExamWorks Group Inc., Company Guaranteed Notes, 9.000% due 7/15/19	229,950
480,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.875% due 1/31/22 (a)	514,800
125,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	142,656
205,000	B	Hanger Inc., Company Guaranteed Notes, 7.125% due 11/15/18	220,887
		HCA Inc.:
880,000	B-	Company Guaranteed Notes, 5.875% due 5/1/23	875,600
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	63,450
620,000	B-	Senior Unsecured Notes, 7.750% due 5/15/21	679,675
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	658,750
140,000	NR	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19 (a) (f)	52,500
190,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	198,550
		Tenet Healthcare Corp.:
430,000	B+	Senior Secured Notes, 6.000% due 10/1/20 (a)	450,156
		Senior Unsecured Notes:
410,000	CCC+	8.000% due 8/1/20	447,925
125,000	CCC+	8.125% due 4/1/22	135,938
295,000	CCC+	6.875% due 11/15/31	259,600
520,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.750% due 11/15/20	536,900

		Total Health Care Providers & Services	6,241,622

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Hotels, Restaurants & Leisure - 5.7%
$570,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	$654,075
163,141	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18 (a) (d) (g) (h)	156,827
460,000	CCC+	Boyd Gaming Corp., Company Guaranteed Notes, 9.125% due 12/1/18	501,400
60,000	B-	Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Company Guaranteed Notes, step bond to yield, 11.000% due 4/15/19 (a)	54,000
		Caesars Entertainment Operating Co., Inc., Senior Secured Notes:
188,000	B-	11.250% due 6/1/17	191,760
60,000	B-	8.500% due 2/15/20	57,937
1,025,000	B-	9.000% due 2/15/20	1,001,938
180,000	B	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., Senior Secured Notes, 8.000% due 10/1/20 (a)	184,950
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	263,350
135,000	CCC+	CCM Merger Inc., Company Guaranteed Notes, 9.125% due 5/1/19 (a)	142,425
270,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21 (a)	269,663
1,110,000	B	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21 (a)	1,134,281
450,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17 (a)	477,000
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
320,000	B+	7.750% due 3/15/19	344,000
205,000	CCC+	8.875% due 6/15/20	218,838
390,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18 (a)	417,300
645,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20 (a)	706,275
		Marina District Finance Co., Inc., Senior Secured Notes:
225,000	B+	9.500% due 10/15/15	236,531
400,000	B+	9.875% due 8/15/18	437,500
280,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21 (a)	271,600
		MGM Resorts International, Company Guaranteed Notes:
325,000	B+	8.625% due 2/1/19	384,312
1,125,000	B+	6.625% due 12/15/21	1,185,469
100,000	B+	7.750% due 3/15/22	111,500
320,000	CCC	Mohegan Tribal Gaming Authority, Senior Unsecured Notes, 9.750% due 9/1/21 (a)	342,400
255,000	BB-	NCL Corp. Ltd., Company Guaranteed Notes, 5.000% due 2/15/18	262,650
455,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	498,225
300,000	CCC+	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	332,625
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B	4.147% due 2/1/14 (a) (e)	119,400
200,000	B	9.125% due 2/1/15 (a)	199,875
60,000	BB-	Speedway Motorsports Inc., Company Guaranteed Notes, 6.750% due 2/1/19	64,050
245,000	CCC	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20 (a)	265,825

		Total Hotels, Restaurants & Leisure	11,487,981

Household Durables - 1.7%
455,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20 (a)	483,437
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20 (a)	663,375
700,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19	777,000
350,000	B+	Standard Pacific Corp., Company Guaranteed Notes, 6.250% due 12/15/21	359,188
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
245,000	BB-	7.750% due 4/15/20 (a)	269,500
655,000	BB-	5.250% due 4/15/21 (a)	633,713
125,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20	135,000

		Total Household Durables	3,321,213

Household Products - 1.6%
445,000	BB-	Libbey Glass Inc., Senior Secured Notes, 6.875% due 5/15/20	477,263
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
640,000	CCC+	9.000% due 4/15/19	688,000
375,000	CCC+	9.875% due 8/15/19	418,125
1,010,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,040,300
		Spectrum Brands Escrow Corp., Company Guaranteed Notes:
110,000	B	6.375% due 11/15/20 (a)	117,425

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$530,000	B	6.625% due 11/15/22 (a)	$565,775

		Total Household Products	3,306,888

Independent Power Producers & Energy Traders - 1.4%
400,000	BB-	AES Corp. (The), Senior Unsecured Notes, 4.875% due 5/15/23	379,000
		NRG Energy Inc., Company Guaranteed Notes:
940,000	BB-	7.625% due 1/15/18	1,076,300
610,000	BB-	8.250% due 9/1/20	681,675
155,000	BB-	7.875% due 5/15/21	173,600
370,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	407,000

		Total Independent Power Producers & Energy Traders	2,717,575

Industrial Conglomerates - 1.1%
120,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21 (a)	121,800
		HD Supply Inc., Company Guaranteed Notes:
310,000	CCC+	7.500% due 7/15/20	330,150
490,000	CCC+	11.500% due 7/15/20	586,775
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23 (a)	245,050
		SunGard Data Systems Inc., Company Guaranteed Notes:
390,000	B-	6.625% due 11/1/19	409,012
500,000	B	7.625% due 11/15/20	546,250

		Total Industrial Conglomerates	2,239,037

Insurance - 0.4%
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21 (a)	522,500
225,000	CCC+	Hockey Merger Sub 2 Inc., Senior Unsecured Notes, 7.875% due 10/1/21 (a)	233,719
60,000	BBB-	ING Capital Funding Trust III, Bank Guaranteed Notes, 3.848% due 12/29/49 (e)	60,000
40,000	BB	ING US Inc., Company Guaranteed Notes, 5.650% due 5/15/53 (e)	38,998

		Total Insurance	855,217

Internet Software & Services - 1.2%
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	81,725
270,000	BB-	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18 (a)	284,175
135,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18 (a)	147,825
450,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	463,500
		EarthLink Inc.:
730,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19 (c)	722,700
280,000	B+	Senior Secured Notes, 7.375% due 6/1/20	281,400
370,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	409,775

		Total Internet Software & Services	2,391,100

Leisure Equipment & Products - 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19 (a)	242,100

Machinery - 1.4%
430,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20 (a)	461,175
120,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	136,200
175,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19 (a)	195,125
135,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21 (a)	142,425
410,000	B	Mueller Water Products Inc., Company Guaranteed Notes, 7.375% due 6/1/17	423,837
425,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21	438,813
		Terex Corp., Company Guaranteed Notes:
130,000	BB-	6.500% due 4/1/20	138,775
880,000	BB-	6.000% due 5/15/21	913,000
65,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	68,575

		Total Machinery	2,917,925

Media - 7.3%
300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	327,750
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
120,000	BB-	8.125% due 4/30/20	131,700
640,000	BB-	6.500% due 4/30/21	671,200
1,380,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	1,400,700
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
565,000	B	7.625% due 3/15/20	598,100

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$190,000	B	6.500% due 11/15/22	$197,000
265,000	B+	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	301,106
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB+	8.625% due 2/15/19	592,500
890,000	BB+	6.750% due 11/15/21	963,425
1,395,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19	1,475,212
		DISH DBS Corp., Company Guaranteed Notes:
185,000	BB-	7.875% due 9/1/19	215,062
830,000	BB-	5.125% due 5/1/20	840,375
950,000	BB-	6.750% due 6/1/21	1,028,375
300,000	BB-	5.000% due 3/15/23	287,250
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	422,725
300,000	BB	Gannett Co., Inc., Company Guaranteed Notes, 6.375% due 10/15/23 (a)	313,500
50,000	B	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18 (a)	51,375
715,000	B+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	756,113
160,000	B-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20 (a)	178,800
215,000	CCC-	LBI Media Inc., Senior Secured Notes, 10.000% due 4/15/19 (a)	222,525
385,000	B+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	411,950
260,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21 (a)	265,200
200,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18 (a)	215,500
390,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	414,375
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19 (a)	163,500
275,000	CCC	Radio One Inc., Company Guaranteed Notes, 12.500% due 5/24/16	278,438
150,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	148,500
410,000	BB	Starz LLC/Starz Finance Corp., Company Guaranteed Notes, 5.000% due 9/15/19	420,250
260,000	BBB	Time Warner Cable Inc., Company Guaranteed Notes, 8.750% due 2/14/19	309,822
		Univision Communications Inc.:
780,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21 (a)	867,750
		Senior Secured Notes:
100,000	B+	6.875% due 5/15/19 (a)	108,250
130,000	B+	7.875% due 11/1/20 (a)	145,275

		Total Media	14,723,603

Metals & Mining - 2.9%
300,000	CCC	American Rock Salt Co. LLC/American Rock Capital Corp., Secured Notes, 8.250% due 5/1/18 (a)	295,125
80,000	BB+	ArcelorMittal, Senior Unsecured Notes, 6.000% due 3/1/21	84,300
200,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18 (a)	189,000
395,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	400,925
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
855,000	BB-	6.000% due 4/1/17 (a)	910,575
340,000	BB-	6.875% due 2/1/18 (a)	360,400
610,000	BB-	8.250% due 11/1/19 (a)	684,725
350,000	BB-	6.875% due 4/1/22 (a)	379,750
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	145,925
445,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17 (a)	488,387
190,000	CCC	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18 (a) (h)	159,600
90,000	D	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18 (a)	22,500
135,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20	133,313
130,000	CCC+	Noranda Aluminum Acquisition Corp., Company Guaranteed Notes, 11.000% due 6/1/19 (a)	111,475
340,000	CCC+	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	358,275
220,000	B	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18 (a)	185,900
470,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	513,475
		Thompson Creek Metals Co., Inc.:
180,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	187,200
40,000	B	Senior Secured Notes, 9.750% due 12/1/17	44,800
120,000	B	Walter Energy Inc., Senior Secured Notes, 9.500% due 10/15/19 (a)	125,850

		Total Metals & Mining	5,781,500

Multiline Retail - 0.3%
600,000	CCC-	JC Penney Corp. Inc., Company Guaranteed Notes, 6.875% due 10/15/15 (c)	571,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Office Electronics - 0.3%
$500,000	B-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 8.500% due 4/1/19	$558,125

Oil, Gas & Consumable Fuels - 15.4%
675,000	B	Alpha Appalachia Holdings Inc., Company Guaranteed Notes, 3.250% due 8/1/15 (c)	661,078
90,000	BB-	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21 (a)	90,956
		Arch Coal Inc., Company Guaranteed Notes:
220,000	B-	8.750% due 8/1/16 (c)	226,600
210,000	B-	7.000% due 6/15/19 (c)	162,750
20,000	B-	9.875% due 6/15/19 (c)	17,300
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	108,000
250,000	B+	Basic Energy Services Inc., Company Guaranteed Notes, 7.750% due 10/15/22	257,500
90,000	BB-	Berry Petroleum Co., Senior Unsecured Notes, 6.375% due 9/15/22	92,250
		Calumet Specialty Products Partners LP/Calumet Finance Corp.:
		Company Guaranteed Notes:
290,000	B+	9.375% due 5/1/19	322,625
20,000	B+	9.625% due 8/1/20	22,350
320,000	B+	Senior Unsecured Notes, 7.625% due 1/15/22 (a)	323,200
		Chaparral Energy Inc., Company Guaranteed Notes:
160,000	B-	9.875% due 10/1/20	183,200
970,000	B-	7.625% due 11/15/22	1,054,875
		Chesapeake Energy Corp., Company Guaranteed Notes:
30,000	BB-	6.625% due 8/15/20	33,750
150,000	BB-	6.875% due 11/15/20	169,312
520,000	BB-	6.125% due 2/15/21	561,600
		Comstock Resources Inc., Company Guaranteed Notes:
305,000	B-	7.750% due 4/1/19	321,775
255,000	B-	9.500% due 6/15/20	285,600
		Concho Resources Inc., Company Guaranteed Notes:
50,000	BB+	7.000% due 1/15/21	55,187
40,000	BB+	5.500% due 10/1/22	40,900
370,000	BB+	5.500% due 4/1/23	377,400
290,000	BB	CONSOL Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	316,825
290,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 5.000% due 9/15/22	300,150
70,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 7.125% due 6/1/22	80,150
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22	268,650
400,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 4.625% due 7/15/23	363,000
830,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17 (a)	902,625
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	67,840
10,000	BB	El Paso Corp., Senior Secured Notes, 7.800% due 8/1/31	10,278
715,000	B-	EPL Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 2/15/18	771,306
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	468,050
630,000	CCC+	Halcon Resources Corp., Company Guaranteed Notes, 8.875% due 5/15/21	642,600
		Hercules Offshore Inc., Company Guaranteed Notes:
985,000	B	10.250% due 4/1/19 (a)	1,122,900
340,000	B	8.750% due 7/15/21 (a)	377,400
450,000	B	7.500% due 10/1/21 (a)	474,750
160,000	B-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20 (a)	171,200
880,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	904,200
660,000	BB	Kinder Morgan Inc., Senior Secured Notes, 5.000% due 2/15/21 (a)	657,788
280,000	B	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19	311,500
140,000	B	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 8.625% due 4/15/20	150,500
1,370,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	1,476,175
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
74,000	BB	6.500% due 8/15/21	80,290
94,000	BB	6.250% due 6/15/22	101,285
690,000	BB	4.500% due 7/15/23	657,225
		MEG Energy Corp., Company Guaranteed Notes:
100,000	BB	6.375% due 1/30/23 (a)	101,500
400,000	BB	7.000% due 3/31/24 (a)	409,000
210,000	CC	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16	158,550

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$120,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23 (a)	$123,000
130,000	B	Natural Resource Partners LP, Senior Unsecured Notes, 9.125% due 10/1/18 (a)	134,550
525,000	B-	Offshore Group Investment Ltd., Senior Secured Notes, 7.500% due 11/1/19	572,250
510,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20 (a)	517,650
200,000	B+	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17 (a)	218,000
		Peabody Energy Corp., Company Guaranteed Notes:
125,000	BB	6.000% due 11/15/18	133,437
1,290,000	BB	6.250% due 11/15/21	1,325,475
110,000	BB	7.875% due 11/1/26	112,750
50,000	B-	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Company Guaranteed Notes, 6.500% due 5/15/21 (a)	52,000
200,000	BBB	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	183,766
350,000	B	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	362,250
		QEP Resources Inc., Senior Unsecured Notes:
400,000	BB+	5.375% due 10/1/22	388,000
560,000	BB+	5.250% due 5/1/23	529,200
500,000	B-	QR Energy LP/QRE Finance Corp., Company Guaranteed Notes, 9.250% due 8/1/20	521,250
490,000	CCC-	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21 (a)	526,750
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	139,100
400,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	422,000
265,000	B-	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	290,838
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
275,000	BB	6.850% due 7/15/18 (a)	273,625
775,000	BB	6.000% due 1/15/19 (a)	740,125
140,000	BB	5.625% due 4/15/20 (a)	129,500
125,000	BB	6.875% due 4/15/40 (a)	105,938
630,000	BB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21 (a)	625,275
750,000	CCC+	Samson Investment Co., Company Guaranteed Notes, 10.500% due 2/15/20 (a)	814,688
635,000	CCC+	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21 (a)	652,463
1,010,000	B-	SandRidge Energy Inc., Company Guaranteed Notes, 7.500% due 3/15/21	1,063,025
250,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	278,750
240,000	B+	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18 (a)	259,200
150,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19 (a)	139,500
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	247,825
80,000	B	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Unsecured Notes, 7.500% due 7/1/21 (a)	84,000
750,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Senior Unsecured Notes, 9.750% due 2/15/18 (a)	750,000
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	394,200
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	577,875
500,000	BB+	Whiting Petroleum Corp., Company Guaranteed Notes, 5.000% due 3/15/19	513,750

		Total Oil, Gas & Consumable Fuels	30,915,950

Paper & Forest Products - 1.0%
		Appvion Inc., Secured Notes:
310,000	CCC+	11.250% due 12/15/15	375,185
690,000	CCC+	9.000% due 6/1/20 (a)	676,200
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	145,200
200,000	B-	Exopack Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19 (a)	202,000
450,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23 (a)	410,625
		Verso Paper Holdings LLC/Verso Paper Inc.:
36,000	CCC	Company Guaranteed Notes, 11.375% due 8/1/16	16,380
199,000	B+	Senior Secured Notes, 11.750% due 1/15/19	187,950

		Total Paper & Forest Products	2,013,540

Personal Products - 0.5%
90,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21 (a)	85,275
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21 (a)	830,825

		Total Personal Products	916,100

Pharmaceuticals - 0.5%
260,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	239,200
760,000	B	Valeant Pharmaceuticals International, Company Guaranteed Notes, 6.375% due 10/15/20 (a)	804,650

		Total Pharmaceuticals	1,043,850

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
Real Estate Investment Trusts (REITs) - 1.2%
$240,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Unsecured Notes, 6.875% due 2/15/21 (a)	$235,800
670,000	B	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	695,125
50,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 4.125% due 4/1/20	49,125
470,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	459,425
815,000	B3(b)	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	957,625

		Total Real Estate Investment Trusts (REITs)	2,397,100

Real Estate Management & Development - 0.4%
770,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21 (a)	802,725

Software - 1.7%
120,000	BB-	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20 (a)	124,950
		Activision Blizzard Inc., Company Guaranteed Notes:
80,000	BB+	5.625% due 9/15/21 (a)	83,300
600,000	BB+	6.125% due 9/15/23 (a)	630,000
100,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21 (a)	105,000
650,000	B-	BMC Software Finance Inc., Senior Unsecured Notes, 8.125% due 7/15/21 (a)	692,250
380,000	Caa1(b)	BMC Software Inc., Senior Unsecured Notes, 7.250% due 6/1/18	399,475
		First Data Corp.:
205,000	B-	Company Guaranteed Notes, 12.625% due 1/15/21	241,387
355,000	B+	Senior Secured Notes, 6.750% due 11/1/20 (a)	373,638
400,000	B-	Healthcare Technology Intermediate Inc., Senior Unsecured Notes, 7.375% due 9/1/18 (a) (d)	413,000
290,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes, 9.250% due 1/15/18 (a)	303,775

		Total Software	3,366,775

Speciality Retail - 0.9%
120,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21	120,900
70,000	CCC+	Chinos Intermediate Holdings A Inc., Senior Unsecured Notes, 7.750% due 5/1/19 (a) (d)	70,700
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18 (a)	398,050
		Neiman Marcus Group LTD Inc., Company Guaranteed Notes:
20,000	CCC+	8.000% due 10/15/21 (a)	20,650
270,000	CCC+	8.750% due 10/15/21 (a) (d)	279,450
580,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% due 5/1/18 (a) (d)	587,250
300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17 (a)	326,250

		Total Speciality Retail	1,803,250

Textiles, Apparel & Luxury Goods - 0.8%
830,000	CCC+	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	934,788
130,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17 (a)	130,325
515,000	CCC	Gymboree Corp. (The), Company Guaranteed Notes, 9.125% due 12/1/18	491,825
90,000	BB+	William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21 (a)	92,025

		Total Textiles, Apparel & Luxury Goods	1,648,963

Tobacco - 0.2%
370,000	B-	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21 (a)	342,250

Transportation Infrastructure - 3.7%
260,000	B	Aguila 3 SA, Senior Secured Notes, 7.875% due 1/31/18 (a)	277,225
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	292,950
505,000	BB+	7.625% due 4/15/20	573,175
360,000	CCC+	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17 (a)	350,100
470,000	BB-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18 (a)	500,550
250,000	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17 (d)	260,000
305,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	320,631
705,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21 (a)	710,288
125,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	127,500
405,000	B3(b)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	406,519
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes, 10.000% due 2/15/18 (a) (d)	368,150
1,625,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	1,807,812

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating††	Security	Value
$339,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	$379,256
100,000	B-	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21 (a)	107,250
670,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23 (a)	671,675
265,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20 (a)	279,575

		Total Transportation Infrastructure	7,432,656

Wireless Telecommunication Services - 2.8%
500,000	B+	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	496,250
130,000	BB	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	140,725
430,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20 (a)	429,462
		Sprint Capital Corp., Company Guaranteed Notes:
1,120,000	BB-	6.875% due 11/15/28	1,069,600
665,000	BB-	8.750% due 3/15/32	718,200
		Sprint Communications Inc.:
120,000	BB+	Company Guaranteed Notes, 9.000% due 11/15/18 (a)	145,500
		Senior Unsecured Notes:
200,000	BB-	7.000% due 8/15/20	216,000
645,000	BB-	11.500% due 11/15/21	848,175
970,000	BB-	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23 (a)	1,064,575
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	235,963
		T-Mobile USA Inc., Company Guaranteed Notes:
60,000	BB	6.542% due 4/28/20	63,825
100,000	BB	6.125% due 1/15/22	102,125
40,000	BB	6.731% due 4/28/22	41,850

		Total Wireless Telecommunication Services	5,572,250

		TOTAL CORPORATE BONDS & NOTES (Cost - $178,776,758)	183,792,418

SENIOR LOANS - 0.1%
50,000	NR	Frac Tech Services (Restricted), 8.500% due 5/6/16 (a)	49,839
150,000	NR	Gymboree Corp. (Restricted), 5.000% due 2/23/18 (a)	145,934

		TOTAL SENIOR LOANS (Cost - $190,611)	195,773

Shares
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)*(a) (g) (h)	19,906

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
18,163		DeepOcean Group Holdings AS (Restricted)*(a) (g) (h)	554,335

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
4,781		Realogy Holdings Corp.* (h)	226,571

INDUSTRIALS - 0.1%
Building Products - 0.0%
161		Nortek Inc.*	11,780

Transportation Infrastructure - 0.1%
135,004		Horizon Lines Inc. (Restricted), Class A shares*(a)	139,054

		TOTAL INDUSTRIALS	150,834

		TOTAL COMMON STOCKS (Cost - $1,175,226)	951,646

PREFERRED STOCK - 0.3%
Financials - 0.3%
Commercial Banks - 0.3%
22,509		GMAC Capital Trust I, 8.125% (Cost - $480,648) (e)	604,142

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
WARRANTS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	Jack Cooper Holdings Corp., expires:
376	12/15/17*(a)	$49,820
183	5/6/18*(a)	24,247

	Total Diversified Financial Services	74,067

	TOTAL FINANCIALS	74,067

	TOTAL WARRANTS (Cost - $19,405)	74,067

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $180,642,648)	185,618,046

Face Amount
SHORT-TERM INVESTMENTS(i) - 8.8%
MONEY MARKET FUND - 1.1%
$ 2,151,316	Invesco STIT - Government & Agency Portfolio (Cost - $2,151,316) (j)	2,151,316

TIME DEPOSITS - 7.7%
10,565,950	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	10,565,950
4,946,706	Wells Fargo - Grand Cayman, 0.030% due 12/2/13	4,946,706

	TOTAL TIME DEPOSITS (Cost - $15,512,656)	15,512,656

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,663,972)	17,663,972

	TOTAL INVESTMENTS - 101.2% (Cost - $198,306,620#)	203,282,018

	Liabilities in Excess of Other Assets - (1.2)%	(2,409,486)

	TOTAL NET ASSETS - 100.0%	$200,872,532

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2013.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 7.7%.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 107 and 108 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Summary of Investments by Security Type^
Corporate Bond & Note	90.4%
Common Stock	0.5
Preferred Stock	0.3
Senior Loan	0.1
Warrant	0.0 **
Short-Term Investments	8.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
SOVEREIGN BONDS - 43.9%
Australia - 1.2%
$ 3,300,000	AUD	Australia Government Bond, 4.750% due 6/15/16	$3,147,374

Belgium - 3.2%
		Belgium Government Bond:
2,800,000	EUR	3.500% due 3/28/15 (a) (b)	3,978,335
3,000,000	EUR	3.250% due 9/28/16 (a) (b)	4,407,375

		Total Belgium	8,385,710

Brazil - 1.5%
		Brazil Notas do Tesouro Nacional Serie F:
9,888,000	BRL	10.000% due 1/1/17 - 1/1/23	4,000,465

		Total Brazil	4,000,465

Canada - 2.5%
		Province of Ontario Canada:
1,000,000		1.000% due 7/22/16	1,008,933
1,500,000	CAD	4.200% due 6/2/20	1,546,620
3,100,000	CAD	3.150% due 6/2/22	2,919,034
900,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38	946,806

		Total Canada	6,421,393

Colombia - 0.2%
181,000,000	COP	Colombia Government International Bond, 9.850% due 6/28/27	117,949
		Colombian TES:
157,000,000	COP	5.000% due 11/21/18	78,305
427,900,000	COP	7.000% due 5/4/22	222,271
180,000,000	COP	7.500% due 8/26/26	93,592

		Total Colombia	512,117

France - 2.9%
5,500,000	EUR	French Treasury Note BTAN, 0.750% due 9/25/14	7,523,950

Germany - 5.5%
7,300,000	EUR	Bundesobligation, 0.250% due 4/13/18	9,808,378
		Bundesrepublik Deutschland:
700,000	EUR	3.750% due 1/4/15	990,361
1,300,000	EUR	3.250% due 7/4/15	1,856,985
800,000	EUR	6.250% due 1/4/30	1,650,777

		Total Germany	14,306,501

Indonesia - 0.3%
		Indonesia Treasury Bond:
2,105,000,000	IDR	8.375% due 9/15/26	167,493
3,715,000,000	IDR	7.000% due 5/15/27	261,569
3,760,000,000	IDR	9.500% due 7/15/31	324,688
1,254,000,000	IDR	8.250% due 6/15/32	95,995
672,000,000	IDR	6.375% due 4/15/42	39,772

		Total Indonesia	889,517

Italy - 4.8%
		Italy Buoni Poliennali Del Tesoro:
2,500,000	EUR	4.250% due 7/1/14	3,472,605
2,100,000	EUR	3.000% due 4/15/15	2,938,736
4,500,000	EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	6,119,005

		Total Italy	12,530,346

Japan - 2.6%
		Japan Government Thirty Year Bond:
600,000,000	JPY	2.500% due 9/20/35 - 6/20/36	6,893,615

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
		Total Japan	$6,893,615

Malaysia - 0.8%
		Malaysia Government Bond:
$ 1,500,000	MYR	4.012% due 9/15/17	473,273
680,000	MYR	3.260% due 3/1/18	207,968
1,300,000	MYR	5.734% due 7/30/19	435,964
1,600,000	MYR	4.378% due 11/29/19	504,042
1,190,000	MYR	4.160% due 7/15/21	369,448

		Total Malaysia	1,990,695

Mexico - 0.8%
		Mexican Bonos:
6,500,000	MXN	5.000% due 6/15/17	503,665
11,770,000	MXN	7.750% due 12/14/17 - 5/29/31	984,522
4,000,000	MXN	6.500% due 6/10/21	319,251
170,000	MXN	8.500% due 5/31/29	14,739
3,600,000	MXN	10.000% due 11/20/36	347,389

		Total Mexico	2,169,566

Netherlands - 5.3%
		Netherlands Government Bond:
3,100,000	EUR	0.750% due 4/15/15	4,252,817
200,000	EUR	3.250% due 7/15/15 (a)	285,566
2,700,000	EUR	1.250% due 1/15/18 (a)	3,752,474
2,600,000	EUR	4.000% due 7/15/19 (a)	4,097,714
900,000	EUR	3.500% due 7/15/20 (a) (b)	1,393,056

		Total Netherlands	13,781,627

Nigeria - 0.2%
		Nigeria Government Bond:
2,000,000	NGN	4.000% due 4/23/15	11,276
13,100,000	NGN	15.100% due 4/27/17	88,200
13,400,000	NGN	16.000% due 6/29/19	95,722
4,800,000	NGN	7.000% due 10/23/19	23,336
32,500,000	NGN	16.390% due 1/27/22	243,226

		Total Nigeria	461,760

Norway - 0.8%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,110,487

Peru - 0.1%
		Peruvian Government International Bond:
420,000	PEN	7.840% due 8/12/20 (b)	172,783
100,000	PEN	8.200% due 8/12/26 (b)	42,872
500,000	PEN	6.950% due 8/12/31 (a) (b)	183,330

		Total Peru	398,985

Poland - 0.6%
		Poland Government Bond:
510,000	PLN	5.250% due 10/25/17	175,285
200,000	PLN	3.750% due 4/25/18	64,990
500,000	PLN	2.500% due 7/25/18	154,045
1,400,000	PLN	5.500% due 10/25/19	489,028
2,000,000	PLN	5.750% due 10/25/21 - 9/23/22	709,103

		Total Poland	1,592,451

Qatar - 1.2%
2,775,000		Qatar Government International Bond, 5.250% due 1/20/20 (a)	3,128,813

Romania - 0.1%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	31,997
200,000	RON	5.750% due 1/27/16	63,904
300,000	RON	5.900% due 7/26/17	96,740

		Total Romania	192,641

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
Russia - 0.3%
		Russian Federal Bond - OFZ:
$ 2,600,000	RUB	6.200% due 1/31/18	$76,542
2,300,000	RUB	7.500% due 3/15/18	70,835
2,700,000	RUB	6.800% due 12/11/19	78,671
700,000	RUB	7.600% due 4/14/21	21,400
4,500,000	RUB	7.050% due 1/19/28	125,996
10,000,000	RUB	Russian Foreign Bond - Eurobond, 7.850% due 3/10/18	310,849

		Total Russia	684,293

Slovenia - 0.4%
800,000	EUR	Slovenia Government International Bond, 4.700% due 11/1/16 (a) (b)	1,117,736

South Africa - 1.2%
		South Africa Government Bond:
19,200,000	ZAR	8.250% due 9/15/17	1,964,272
10,000,000	ZAR	7.250% due 1/15/20	968,127
100,000	ZAR	7.750% due 2/28/23	9,672
2,500,000	ZAR	7.000% due 2/28/31	204,816

		Total South Africa	3,146,887

Spain - 1.4%
700,000	EUR	Autonomous Community of Madrid Spain, 4.305% due 3/6/14	961,397
		Junta de Castilla y Leon:
100,000	EUR	6.270% due 2/19/18	153,108
100,000	EUR	6.505% due 3/1/19	156,768
300,000	EUR	Spain Government Bond, 4.850% due 10/31/20	443,781
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	1,970,242

		Total Spain	3,685,296

Thailand - 0.1%
		Thailand Government Bond:
1,500,000	THB	3.650% due 12/17/21	46,105
8,200,000	THB	3.580% due 12/17/27	238,712

		Total Thailand	284,817

Turkey - 0.3%
		Turkey Government Bond:
1,372,905	TRY	3.000% due 1/6/21 - 8/2/23	695,177
100,000	TRY	7.100% due 3/8/23	43,124

		Total Turkey	738,301

United Kingdom - 5.6%
		United Kingdom Gilt Inflation Linked:
5,634,310	GBP	1.875% due 11/22/22	11,208,725
1,817,214	GBP	1.250% due 11/22/27	3,534,878

		Total United Kingdom	14,743,603

		TOTAL SOVEREIGN BONDS
		(Cost - $113,742,740)	114,838,946

CORPORATE BONDS & NOTES - 20.6%
Bermuda - 0.3%
700,000		Qtel International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	741,125

Cayman Islands - 0.8%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22 (a) (b)	999,000
1,000,000		QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,040,000

		Total Cayman Islands	2,039,000

Colombia - 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	173,865

France - 0.4%
1,000,000		BPCE SA, Senior Unsecured Notes, 1.988% due 2/7/14 (a) (c)	1,002,883

Germany - 3.8%
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	9,959,469

Ireland - 0.2%
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17 (a) (b)	338,638
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	287,779

		Total Ireland	626,417

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
Japan - 0.0%
$ 100,000	EUR	Tokyo Electric Power Co., Inc. (The), General Reference Mortgage Notes, 4.500% due 3/24/14	$137,043

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49 (c)	346,410

Luxembourg - 0.4%
400,000	EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	568,553
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	211,782
10,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	301,337

		Total Luxembourg	1,081,672

Netherlands - 0.8%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	1,201,909
250,000	EUR	GMAC International Finance BV, Company Guaranteed Notes, 7.500% due 4/21/15	366,097
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	517,717

		Total Netherlands	2,085,723

Norway - 0.7%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	885,150
100,000	CHF	2.875% due 11/16/16	111,457
500,000		5.500% due 6/26/17	527,500
300,000		Statoil ASA, Company Guaranteed Notes, 3.125% due 8/17/17	320,037

		Total Norway	1,844,144

Qatar - 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,003,000

South Korea - 1.9%
2,200,000		Export-Import Bank of Korea, Senior Unsecured Notes, 5.000% due 4/11/22	2,442,942
		Korea Development Bank (The), Senior Unsecured Notes:
1,500,000		1.170% due 8/20/15 (a) (b)	1,502,697
850,000		4.000% due 9/9/16	909,283

		Total South Korea	4,854,922

Spain - 0.7%
900,000	EUR	Bankia SA, Senior Unsecured Notes, 0.398% due 4/23/14 (c)	1,215,979
400,000	EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	570,462

		Total Spain	1,786,441

United Kingdom - 2.3%
900,000	GBP	Barclays Bank PLC, Junior Subordinated Notes, 14.000% due 11/29/49 (c)	1,985,216
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (a)	681,942
		LBG Capital No.1 PLC, Bank Guaranteed Notes:
300,000	GBP	7.869% due 8/25/20	519,133
200,000		8.500% due 12/29/49 (a) (c)	212,883
		LBG Capital No.2 PLC, Bank Guaranteed Notes:
100,000	GBP	7.625% due 12/9/19	169,911
300,000	GBP	15.000% due 12/21/19	708,455
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14 (a)	1,022,112
600,000		Standard Chartered PLC, Senior Unsecured Notes, 5.500% due 11/18/14 (a)	627,660
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a) (b)	103,938

		Total United Kingdom	6,031,250

United States - 7.7%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000		2.439% due 12/1/14 (c)	100,567
200,000		6.750% due 12/1/14	211,250
100,000		8.300% due 2/12/15	108,250
300,000		4.625% due 6/26/15	315,731
100,000		3.500% due 7/18/16	103,125
		Senior Unsecured Notes:
100,000		6.750% due 12/1/14	105,250
500,000		0.000% due 6/15/15	478,750
441,000	GBP	American International Group Inc., Senior Unsecured Notes, 6.765% due 11/15/17	845,871

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
$ 800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	$1,207,383
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.896% due 5/23/17 (c)	1,189,247
		CIT Group Inc., Senior Unsecured Notes:
200,000		5.250% due 4/1/14 (a)	203,000
200,000		4.750% due 2/15/15 (a)	208,500
		DISH DBS Corp., Company Guaranteed Notes:
200,000		6.625% due 10/1/14	209,000
100,000		7.750% due 5/31/15	109,375
200,000		7.125% due 2/1/16	221,500
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14	622,013
400,000		8.700% due 10/1/14	426,887
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.090% due 4/12/16 (c)	450,240
		HCA Inc.:
600,000		Senior Secured Notes, 8.500% due 4/15/19	642,750
		Senior Unsecured Notes:
100,000		5.750% due 3/15/14	101,250
300,000		6.375% due 1/15/15	316,500
100,000		6.500% due 2/15/16	109,625
1,300,000		HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	1,515,576
		International Lease Finance Corp.:
		Senior Secured Notes:
100,000		6.500% due 9/1/14 (a)	104,375
100,000		6.750% due 9/1/16 (a)	111,875
		Senior Unsecured Notes:
100,000		5.650% due 6/1/14	102,425
400,000		4.875% due 4/1/15	417,500
200,000		8.625% due 9/15/15	223,500
100,000		5.750% due 5/15/16	107,912
500,000		L Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17	576,250
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16	277,875
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	670,504
		MGM Resorts International, Company Guaranteed Notes:
100,000		5.875% due 2/27/14	101,125
750,000		6.625% due 7/15/15	811,875
200,000		7.500% due 6/1/16	226,500
1,100,000		Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,278,784
		SLM Corp., Senior Unsecured Notes:
100,000		5.050% due 11/14/14	103,750
500,000		5.000% due 4/15/15	523,750
100,000		3.875% due 9/10/15	103,500
300,000		Springleaf Finance Corp., Senior Unsecured Notes, 5.400% due 12/1/15	315,375
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,179,550
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	569,481
1,000,000		Verizon Communications, Inc., Senior Unsecured Notes, 4.500% due 9/15/20	1,075,375
1,300,000		Verizon Communications, Inc., Senior Unsecured Notes, 1.782% due 9/15/16 (c)	1,339,915

		Total United States	20,022,836

		TOTAL CORPORATE BONDS & NOTES (Cost - $50,967,047)	53,736,200

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.6%
U.S. GOVERNMENT OBLIGATIONS - 17.6%
		U.S. Treasury Bonds:
2,300,000		3.125% due 2/15/42 (f)	2,031,187
5,300,000		3.625% due 8/15/43	5,125,678
		U.S. Treasury Notes:
100,000		1.000% due 5/15/14	100,402
600,000		0.250% due 5/31/14	600,398
100,000		0.750% due 6/15/14	100,340
100,000		0.250% due 6/30/14	100,074

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
$ 100,000	0.625% due 7/15/14	$100,309
300,000	0.125% due 7/31/14	299,988
100,000	0.500% due 8/15/14	100,252
384,000	0.250% due 8/31/14	384,323
6,700,000	0.250% due 3/31/15	6,704,449
3,200,000	0.750% due 3/31/18	3,148,998
23,000,000	1.375% due 6/30/18	23,157,228
1,800,000	2.125% due 8/31/20	1,812,586
2,500,000	2.000% due 2/15/23	2,370,703

	TOTAL U.S. GOVERNMENT OBLIGATIONS	46,136,915

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $46,081,837)	46,136,915

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
$ 300,000	Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.665% due 2/17/51 (a) (c)	$321,563
91,511	Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33 (c)	92,085
6,753	BCAP LLC Trust, Series 2010-RR1, Class 1A1, 3.020% due 3/26/37 (a) (c)	6,785
	Bear Stearns Adjustable Rate Mortgage Trust:
15,841	Series 2003-5, Class 1A2, 2.573% due 8/25/33 (c)	15,689
18,803	Series 2003-7, Class 6A, 2.524% due 10/25/33 (c)	18,778
75,217	Series 2004-2, Class 22A, 2.824% due 5/25/34 (c)	72,028
18,256	Series 2004-2, Class 23A, 2.730% due 5/25/34 (c)	17,067
39,518	Series 2005-2, Class A2, 2.793% due 3/25/35 (c)	39,521
207,014	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.959% due 1/26/36 (c)	158,327
	Countrywide Alternative Loan Trust:
19,299	Series 2005-21CB, Class A3, 5.250% due 6/25/35	16,685
110,127	Series 2007-11T1, Class A12, 0.516% due 5/25/37 (c)	73,103
51,065	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	40,865
63,917	Series 2007-7T2, Class A9, 6.000% due 4/25/37	46,281
	Countrywide Home Loan Mortgage Pass Through Trust:
9,978	Series 2004-12, Class 11A1, 2.826% due 8/25/34 (c)	8,828
51,067	Series 2005-11, Class 3A1, 2.684% due 4/25/35 (c)	45,172
227,376	Series 2005-2, Class 1A1, 0.486% due 3/25/35 (c)	168,288
24,906	Series 2005-3, Class 2A1, 0.456% due 4/25/35 (c)	20,397
178,034	Series 2005-9, Class 1A3, 0.396% due 5/25/35 (c)	153,803
95,669	Series 2005-HYB9, Class 3A2A, 2.417% due 2/20/36 (c)	84,785
31,093	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.447% due 8/25/33 (c)	30,875
252,177	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	164,024
55,265	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	29,876
	Federal Home Loan Mortgage Corp. (FHLMC):
67,274	Series T-35, Class A, 0.446% due 9/25/31 (c)	62,710
93,886	Series T-62, Class 1A1, 1.349% due 10/25/44 (c)	96,049
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
110,674	Series 2391, Class FJ, 0.668% due 4/15/28 (c)	111,279
205,568	Series 2614, Class SJ, 19.201% due 5/15/33 (b) (c)	285,626
26,769	Series 3037, Class BC, 4.500% due 2/15/20	27,174
135,341	Series 3174, Class FM, 0.408% due 5/15/36 (c)	135,243
16,003	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	18,415
	Federal National Mortgage Association (FNMA), REMICS:
12,800	Series 2003-34, Class A1, 6.000% due 4/25/43	14,410
9,614	Series 2005-120, Class NF, 0.266% due 1/25/21 (c)	9,610
107,437	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	122,046
9,723	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.860% due 3/25/33 (c)	9,555
	Harborview Mortgage Loan Trust:
32,412	Series 2003-1, Class A, 2.544% due 5/19/33 (c)	32,372
46,515	Series 2005-2, Class 2A1A, 0.388% due 5/19/35 (c)	40,931
119,313	Series 2005-3, Class 2A1A, 0.408% due 6/19/35 (c)	104,852
163,494	Series 2006-SB1, Class A1A, 0.978% due 12/19/36 (c)	127,363
674,980	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A3, 6.288% due 2/12/51	691,180
	JPMorgan Mortgage Trust:
17,300	Series 2003-A2, Class 3A1, 1.990% due 11/25/33 (c)	17,126
7,868	Series 2005-A1, Class 6T1, 3.777% due 2/25/35 (c)	7,924
237,035	JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.701% due 7/27/37 (a) (c)	238,106
	Merrill Lynch Floating Trust:
441,475	Series 2008-LAQA, Class A1, 0.707% due 7/9/21 (a) (c)	439,966
1,000,000	Series 2008-LAQA, Class A2, 0.707% due 7/9/21 (a) (c)	988,930
16,925	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.292% due 2/25/33 (c)	16,202
89,211	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.666% due 10/25/35 (c)	86,767
375,984	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 6.047% due 6/12/50 (c)	399,463
32,558	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.426% due 7/25/35 (c)	32,573

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †	Security	Value
	Puma Finance Pty Ltd.:
$ 125,631	Series G5, Class A1, 0.379% due 2/21/38 (a) (c)	$124,229
171,416	Series P11, Class BA, 2.982% due 8/22/37 (c)	155,042
101,720	RALI Trust, Series 2007-QO2, Class A1, 0.316% due 2/25/47 (c)	58,401
	Residential Asset Securitization Trust:
39,340	Series 2005-A15, Class 5A1, 5.750% due 2/25/36	31,927
81,266	Series 2006-R1, Class A2, 0.566% due 1/25/46 (c)	43,276
	Structured Adjustable Rate Mortgage Loan Trust:
23,503	Series 2004-1, Class 4A1, 1.840% due 2/25/34 (c)	23,581
86,657	Series 2004-19, Class 2A1, 1.539% due 1/25/35 (c)	68,459
106,922	Series 2004-4, Class 3A2, 2.538% due 4/25/34 (c)	107,200
	Structured Asset Mortgage Investments Inc.:
109,689	Series 2005-AR2, Class 2A1, 0.396% due 5/25/45 (c)	95,082
119,684	Series 2005-AR8, Class A1A, 0.446% due 2/25/36 (c)	93,515
78,923	Series 2006-AR5, Class 1A1, 0.376% due 5/25/46 (c)	62,838
200,000	Series 2007-AR4, Class A3, 0.386% due 9/25/47 (c)	143,289
190,220	Series 2007-AR6, Class A1, 1.643% due 8/25/47 (c)	165,962
319,144	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	322,237
	Swan Trust:
154,841	Series 2006-1E, Class A1, 0.298% due 5/12/37 (c)	154,521
199,081	Series 2006-1E, Class A2, 2.870% due 5/12/37 (c)	181,575
185,899	Torrens Trust, Series 2007-1, Class A, 2.995% due 10/19/38 (c)	164,797
	Wachovia Bank Commercial Mortgage Trust:
574	Series 2003-C9, Class A4, 5.012% due 12/15/35 (c)	574
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45 (c)	975,205
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48	548,598
	WaMu Mortgage Pass Through Certificates:
2,110	Series 2001-7, Class A, 1.345% due 5/25/41 (c)	2,068
28,174	Series 2002-AR9, Class 1A, 1.543% due 8/25/42 (c)	26,186
11,488	Series 2003-AR5, Class A7, 2.454% due 6/25/33 (c)	11,377
100,643	Series 2005-AR13, Class A1A1, 0.456% due 10/25/45 (c)	92,532
162,570	Series 2006-AR13, Class 2A, 2.457% due 10/25/46 (c)	154,393
97,317	Series 2006-AR4, Class 2A1A, 2.457% due 5/25/46 (c)	87,894
43,145	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.084% due 7/25/46 (c)	24,492
259,341	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR3, Class 1A7, 2.230% due 12/25/32 (c)	252,975

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $9,603,466)	9,912,922

MUNICIPAL BONDS - 2.2%
United States - 2.2%
100,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Refunding Bonds, Series P-1, 5.000% due 2/1/28	110,412
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,694,385
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	221,312
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40	297,066
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixty-Eight Series, 4.926% due 10/1/51	733,402
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,674,178

	Total United States	5,730,755

	TOTAL MUNICIPAL BONDS (Cost - $5,736,044)	5,730,755

MORTGAGE-BACKED SECURITIES - 1.4%
FNMA - 1.4%
	Federal National Mortgage Association (FNMA):
962,553	5.700% due 8/1/18 (c)	1,042,279
96,841	3.000% due 1/1/22	97,702

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount †		Security	Value
$ 1,000,000		2.500% due 12/1/28 (d)	$998,867
149,778		2.485% due 11/1/34 (c)	160,035
267,201		6.500% due 8/1/37	299,847
1,000,000		3.000% due 12/15/43 (d)	964,805

		TOTAL FNMA	3,563,535

GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
43,555		6.000% due 9/20/38	45,852

		TOTAL GNMA	45,852

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,504,024)	3,609,387

ASSET-BACKED SECURITIES - 0.2%
Student Loans - 0.2%
308,445		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.188% due 4/25/38 (c)	310,438
127,947		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.789% due 3/1/18 (c)	128,023

		Total Student Loans	438,461

		TOTAL ASSET-BACKED SECURITIES (Cost - $436,392)	438,461

Contracts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
120,000		Currency Option, OTC U.S. dollar versus Japanese yen, expires 11/20/14	3,741
3,600,000		Swaption, Currency Option, 3-month USD-LIBOR, Put @ $3.88, expires 4/14/14	105,180

		Total United States	108,921

		TOTAL PURCHASED OPTIONS (Cost - $184,320)	108,921

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $230,255,870)	234,512,507

Face Amount
SHORT-TERM INVESTMENTS - 13.4%
REPURCHASE AGREEMENT - 0.1%
$ 300,000		JPMorgan Securities repurchase agreement dated 11/29/13, 0.110% due 12/2/13, Proceeds at maturity - $300,003; (Fully collateralized by FNMA, 3.000% due 12/27/27, Market Valued $310,778.04) (e)	300,000

		TOTAL REPURCHASE AGREEMENT (Cost - $300,000)	300,000

SOVEREIGN BONDS - 11.2%
		Japan Treasury Discount Bill:
1,180,000,000	JPY	0.057% due 12/24/13(e)	11,516,854
1,000,000,000	JPY	0.067% due 1/27/14 (e)	9,759,373
790,000,000	JPY	0.052% due 2/24/14 (e)	7,709,777

		TOTAL SOVEREIGN BONDS (Cost - $29,995,001)	28,986,004

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount		Security	Value
TIME DEPOSITS - 1.2%
$ 227,719	AUD	Bank of America - London, 1.634% due 12/2/13	$207,725
		BBH - Grand Cayman:
63	DKK	(0.100)% due 12/2/13	12
957	CHF	0.001% due 12/2/13	1,057
85,145	JPY	0.005% due 12/2/13	831
1,810	SGD	0.005% due 12/2/13	1,443
50	GBP	0.060% due 12/2/13	82
574	CAD	0.305% due 12/2/13	542
127	AUD	1.634% due 12/2/13	116
123	NZD	1.650% due 12/2/13	100
591	ZAR	4.150% due 12/2/13	58
		Citibank - London:
25,174,817	JPY	0.005% due 12/2/13	245,716
23,782	EUR	0.041% due 12/2/13	32,355
108,064	GBP	0.060% due 12/2/13	176,911
1,942,113		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	1,942,113
581,761		Wells Fargo - Grand Cayman, 0.030% due 12/2/13	581,761

		TOTAL TIME DEPOSITS (Cost - $3,190,822)	3,190,822

U.S. GOVERNMENT AGENCIES - 0.7%
		Federal Home Loan Bank Discount Notes:
100,000		0.045% due 12/27/13 (e)	99,997
200,000		0.103% due 5/7/14 (e)	199,910
		Freddie Mac Discount Notes:
1,400,000		0.119% due 7/1/14 (e)	1,399,027
200,000		0.120% due 7/11/14 (e)	199,853

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $1,898,787)	1,898,787

U.S. GOVERNMENT OBLIGATIONS - 0.2%
		U.S. Treasury Bills:
186,000		0.030% due 1/9/14 (e)	185,994
141,000		0.143% due 2/6/14 (e)	140,963
200,000		0.129% due 8/21/14 (e)	199,813
31,000		0.098% due 10/16/14 (e)	30,973

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $557,743)	557,743

		TOTAL SHORT-TERM INVESTMENTS (Cost - $35,942,353)	34,933,356

		TOTAL INVESTMENTS - 103.1% (Cost - $266,198,223#)	269,445,863

		Liabilities in Excess of Other Assets - (3.1)%	(8,157,065)

		TOTAL NET ASSETS - 100.0%	$261,288,798

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2013.
(d)	This security is traded on a TBA basis (see Note 1).
(e)	Rate shown represents yield-to-maturity.
(f)	All or a portion of this security is held at the broker or segregated as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.
†	Face amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Abbreviations used in this schedule:

GMTN	—	Global Medium Term Note
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Colombian Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo
PLN	—	Polish Zloty
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Summary of Investments by Security Type^
Sovereign Bond	42.6%
Corporate Bond & Note	19.9
U.S. Government & Agency Obligation	17.1
Collateralized Mortgage Obligation	3.7
Municipal Bond	2.1
Mortgage-Backed Security	1.3
Asset-Backed Security	0.2
Purchased Option	0.0 **
Short-Term Investments	13.1

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
120,000		OTC U.S. dollar versus Japanese yen, Put	11/20/14	$95.00	$2,209
10,200,000	EUR	Swaption, 6-Month EUR-LIBOR, Call	1/15/14	0.55	29,741
10,200,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	1/15/14	0.75	378
6,200,000		Swaption, 3-Month USD-LIBOR, Call	1/27/14	1.40	11,639
3,800,000	EUR	Swaption, 6-Month EUR-LIBOR, Call	1/27/14	2.00	37,253
6,200,000		Swaption, 3-Month USD-LIBOR, Put	1/27/14	2.00	6,593
300,000		Swaption, 3-Month USD-LIBOR, Call	1/27/14	2.50	275
3,800,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	1/27/14	2.50	1,796
5,000,000		Swaption, 3-Month USD-LIBOR, Call	1/27/14	2.50	4,581
1,400,000		Swaption, 3-Month USD-LIBOR, Call	3/3/14	2.50	2,690
9,700,000		Swaption, 3-Month USD-LIBOR, Call	3/17/14	1.30	12,179
9,700,000		Swaption, 3-Month USD-LIBOR, Put	3/17/14	1.90	42,085
23,500,000		Swaption, 3-Month USD-LIBOR, Put	3/31/14	2.00	20,237
15,100,000		Swaption, 3-Month USD-LIBOR, Put	4/14/14	2.85	15,562
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	0

		Total United States			187,218

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $459,774)			$187,218

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 95.7%
Alaska - 2.4%
$1,750,000	AA-	North Slope Borough, Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,948,625

California - 10.2%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36 (a)	1,186,410
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,180,347
1,500,000	A+	San Diego County Regional Airport Authority, Series A, 5.000% due 7/1/43	1,517,010
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,695,855
1,000,000	AA-	San Francisco, CA, Public Utilities Commission Water Revenue, Sub-Series D, 5.000% due 11/1/19	1,182,270
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, Election of 2006 Project, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26 (a)	1,423,110

		Total California	8,185,002

Colorado - 10.7%
1,435,000	AA	City of Colorado Springs, Utilities System Improvement Revenue Bonds, Series B-2, 5.000% due 11/15/38	1,507,266
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,221,920
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, CO, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,740,630
2,165,000	AA+	Longmont, CO, GO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,446,104
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	1,690,000

		Total Colorado	8,605,920

Connecticut - 1.4%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,143,960

District of Colombia - 3.4%
2,500,000	AAA	District of Columbia, GO, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,755,800

Florida - 2.7%
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, GO, Better Jacksonville Project, 5.000% due 10/1/21	1,080,310
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,111,480

		Total Florida	2,191,790

Georgia - 5.3%
2,000,000	AA-	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,200,980
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,068,542

		Total Georgia	4,269,522

Illinois - 2.9%
		Illinois Finance Authority Revenue :
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,291,279
1,000,000	A	OBG Bradley University, Series A, XLCA-Insured, 5.000% due 8/1/34	1,005,910

		Total Illinois	2,297,189

Kansas - 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,132,830

Massachusetts - 4.7%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,575,378
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,109,920
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,056,010

		Total Massachusetts	3,741,308

Michigan - 2.3%
1,750,000	AA-	Kalamazoo, MI, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Methodist Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	1,821,330

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Minnesota - 0.2%
$134,966	AA+	Minneapolis & St. Paul, MN, Housing Finance Board, Single Family Mortgage Revenue, CityLiving Home Programs, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	$136,277

New Jersey - 4.0%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,639,182
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,579,590

		Total New Jersey	3,218,772

North Carolina - 2.7%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,134,500

Oregon - 4.6%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, Prerefunded 5/01/15 @ 100, AGM-Insured, 5.000% due 5/1/24 (a)	1,066,730
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-Series Twenty C, AMT, 5.000% due 7/1/16 (c)	1,107,910
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,533,211

		Total Oregon	3,707,851

Pennsylvania - 5.4%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,297,740
2,000,000	A+	Monroeville Finance Authority Revenue Bonds, University of Pittsburgh Medical Center, Series B, 5.000% due 7/1/39	2,007,480

		Total Pennsylvania	4,305,220

Tennessee - 1.2%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	979,330

Texas - 17.1%
2,000,000	AAA	Keller, TX, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,126,580
2,500,000	AAA	North East, TX, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	2,971,375
1,000,000	AAA	Pasadena Independent School District, PSF-GTD-Insured, 5.000% due 2/15/22	1,184,220
2,000,000	AA	Round Rock, TX, Independent School District, 5.000% due 8/1/33	2,193,580
		Texas State, Transportation Commission::
2,575,000	AAA	5.250% due 4/1/26	3,114,874
1,000,000	AAA	5.000% due 4/1/27	1,102,800
1,000,000	AA-	Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,049,290

		Total Texas	13,742,719

Washington - 7.7%
2,000,000	AA+	King County, WA, Federal Way School District No. 210, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,208,840
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,260,100
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,718,430

		Total Washington	6,187,370

Wisconsin - 5.4%
2,500,000	AA+	State of Wisconsin, Transportation Revenue Refunding Bonds, Series 1, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,953,125
1,340,000	BBB	Wisconsin State, HEFA Refunding Revenue Bonds, Divine Savior Healthcare, Inc., 5.500% due 5/1/26	1,363,463

		Total Wisconsin	4,316,588

		TOTAL MUNICIPAL BONDS (Cost - $ 73,281,821)	76,821,903

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $ 73,281,821)	76,821,903

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 3.2%
TIME DEPOSITS - 3.2%
$314,295	Bank of America - London, 0.030% due 12/2/13	$314,295
2,256,058	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 12/2/13	2,256,058

	TOTAL TIME DEPOSITS (Cost - $2,570,353)	2,570,353

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,570,353)	2,570,353

	TOTAL INVESTMENTS - 98.9% (Cost - $75,852,174#)	79,392,256

	Other Assets in Excess of Liabilities - 1.1%	907,683

	TOTAL NET ASSETS - 100.0%	$80,299,939

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facilities Authority
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 107 and 108 for definition of ratings.

Summary of Investments by Industry^
Education	24.3%
General Obligation	20.9
Health Care Providers & Services	15.4
Transportation	10.4
Utilities	6.1
Airport	5.4
Power	5.3
Development	4.4
Water and Sewer	3.0
Public Facilities	1.4
Single Family Hsg	0.2
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS - 99.9%
CERTIFICATES OF DEPOSIT - 23.1%
$17,000,000	Nordea Bank Finland PLC, 0.170% due 1/17/14	$17,000,000
17,000,000	Norinchukin Bank, 0.220% due 1/28/14	17,000,000
	Sumitomo Mitsui Banking Corp.:
14,000,000	0.210% due 2/12/14	14,000,000
10,000,000	0.260% due 3/12/14	10,000,000
15,000,000	Svenska Handelsbanken, 0.255% due 1/21/14	15,000,104

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $73,000,104)	73,000,104

COMMERCIAL PAPER - 58.5%
15,500,000	Alpine Securitization Corp., 0.040% due 12/2/13 (a)(b)	15,500,000
9,000,000	Autobahn Funding Co. LLC, 0.080% due 12/2/13 (a)(b)	9,000,000
15,000,000	Bank of Nova Scotia, 0.200% due 5/1/14 (a)	14,987,500
15,000,000	Barclays U.S. Funding Corp., 0.120% due 12/2/13 (a)	15,000,000
19,000,000	BMW US Capital LLC, 0.070% due 12/2/13 (a)(b)	19,000,000
5,000,000	BNP Paribas Finance Inc., 0.040% due 12/2/13 (a)	5,000,000
12,000,000	Coca-Cola Co., 0.160% due 2/28/14 (a)(b)	11,995,307
15,000,000	Collateralized Commercial Paper Co. LLC, 0.300% due 2/26/14 (a)	14,989,250
15,500,000	Credit Agricole North America Inc., 0.110% due 12/2/13 (a)	15,500,000
17,000,000	DNB Bank ASA, 0.190% due 12/6/13 (a)(b)	16,999,641
10,000,000	Natixis U.S. Finance Company, LLC, 0.080% due 12/2/13 (a)	10,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 0.160% due 2/19/14 (a)(b)	9,996,489
15,000,000	Societe Generale North America, Inc., 0.090% due 12/2/13 (a)	15,000,000
12,000,000	Toyota Motor Credit Corp., 0.240% due 2/5/14 (a)	11,994,800

	TOTAL COMMERCIAL PAPER (Cost - $184,962,987)	184,962,987

TIME DEPOSITS - 0.3%
226,391	JPMorgan Chase & Co. - Nassau, 0.030% due 12/2/13	226,391
499,184	Wells Fargo - Grand Cayman, 0.030% due 12/2/13	499,184

	TOTAL TIME DEPOSITS (Cost - $725,575)	725,575

U.S. GOVERNMENT AGENCIES - 18.0%
20,000,000	Federal Home Loan Bank (FHLB), 0.170% due 3/21/14	20,002,932
36,865,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.000% due 12/2/13 (a)	36,865,000

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $56,867,932)	56,867,932

	TOTAL SHORT-TERM INVESTMENTS (Cost - $315,556,598)	315,556,598

	TOTAL INVESTMENTS - 99.9% (Cost - $315,556,598#)	315,556,598

	Cash and Other Assets in Excess of Liabilities - 0.1%	459,635

	TOTAL NET ASSETS - 100.0%	$316,016,233

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”), are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by CGAS (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a pricing service to assist with the valuation of certain foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined by the Valuation Committee and are categorized as Level 3 of the fair value hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at November 30, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$338,514,931	$338,514,931	$—	$—
Consumer Staples	76,585,788	76,585,788	—	—
Energy	102,360,949	102,360,949	—	—
Financials	118,929,898	118,929,898	—	—
Health Care	257,352,532	257,352,532	—	—
Industrials	144,893,772	144,893,772	—	—
Information Technology	484,062,243	484,062,243	—	—
Materials	62,233,657	62,233,657	—	—
Telecommunication Services	25,184,050	25,184,050	—	—
Warrants:
Energy	676,038	676,038	—	—
Short-Term Investments:
Money Market Fund	44,496,876	44,496,876	—	—
Time Deposits	56,525,256	—	56,525,256	—

Total Investments, at value	$1,711,815,990	$1,655,290,734	$56,525,256	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$109,142,295	$109,142,295	$—	$—
Consumer Staples	89,192,314	89,192,314	—	—
Energy	199,901,755	199,901,755	—	—
Financials	270,462,198	270,462,198	—	—
Health Care	167,709,805	167,709,805	—	—
Industrials	129,552,909	129,552,909	—	—
Information Technology	189,217,244	189,217,244	—	—
Materials	44,350,110	44,350,110	—	—
Telecommunication Services	16,247,902	16,247,902	—	—
Utilities	35,957,484	35,957,484	—	—
Short-Term Investments:
Money Market Fund	21,992,331	21,992,331	—	—
Time Deposits	60,695,857	—	60,695,857	—

Total Investments, at value	$1,334,422,204	$1,273,726,347	$60,695,857	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$52,005,974	$52,005,974	$—	$—
Consumer Staples	9,816,274	9,816,274	—	—
Energy	18,839,327	18,839,327	—	—
Financials	13,706,613	13,706,613	—	—
Health Care	77,705,593	77,705,593	—	—
Industrials	55,735,526	55,735,526	—	—
Information Technology	56,771,897	56,771,897	—	—
Materials	7,250,129	7,250,129	—	—
Telecommunication Services	1,911,490	1,911,490	—	—
Short-Term Investments:
Money Market Fund	24,450,416	24,450,416	—	—
Time Deposits	12,474,631	—	12,474,631	—

Total Investments, at value	$330,667,870	$318,193,239	$12,474,631	$—

	Total Fair Value at November 30, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$34,070,102	$34,070,102	$—	$—
Consumer Staples	9,343,316	9,343,316	—	—
Energy	14,371,589	14,371,589	—	—
Financials	54,557,300	54,557,300	—	—
Health Care	13,673,463	13,673,463	—	—
Industrials	69,405,118	69,405,118	—	—
Information Technology	19,655,882	19,655,882	—	—
Materials	34,498,416	34,498,416	—	—
Telecommunication Services	515,949	515,949	—	—
Utilities	6,797,222	6,797,222	—	—
Short-Term Investments:
Commercial Paper	1,159,988	—	1,159,988	—
Money Market Fund	10,703,008	10,703,008		—
Time Deposits	13,396,726	—	13,396,726	—

Total Investments, at value	$282,148,079	$267,591,365	$14,556,714	$—

International Equity Investments
Investments, at value
Common Stocks:
France	$84,714,881	$845,354	$83,869,527	—
Germany	87,385,767	—	87,385,767	—
Hong Kong	—	—	—	—	**
Japan	165,021,749	—	165,021,749	—
Switzerland	95,618,483	—	95,618,483	—
United Kingdom	200,851,893	11,210,204	189,568,026	73,663	**
Other Countries*	360,808,651	128,723,674	232,084,977	—
Warrants:
Luxembourg	2,213,371	—	2,213,371	—
Preferred Stocks:
Germany	7,780	—	7,780	—
Italy	238,317	—	238,317	—
Short-Term Investments:
Money Market Fund	28,605,048	28,605,048	—	—
Time Deposits	66,535,294	—	66,535,294	—

Total Investments, at value	$1,092,001,234	$169,384,280	$922,543,291	73,663	**

Other Financial Instruments
Forward Foreign Currency Contracts	246,341	—	246,341	—

Total Other Financial Instruments	$246,341	$—	$246,341	$—

Emerging Markets Equity Investments***
Investments, at value
Common Stocks:
Brazil	$48,758,470	$48,758,470	$—	$—
China	33,613,403	7,448,055	26,165,348	—
Hong Kong	21,987,299	3,032,721	18,954,578	—
India	40,596,354	7,216,674	33,379,680	—
Mexico	22,903,124	22,903,124	—	—
Russia	28,409,149	3,176,756	25,232,393	—
South Africa	19,776,501	—	19,776,501	—
South Korea	31,245,733	—	31,245,733	—
Other Countries*	117,923,387	31,313,704	86,609,683	—
Short-Term Investments:
Money Market Fund	11,280,035	11,280,035	—	—
Time Deposits	18,078,766	—	18,078,766	—

Total Investments, at value	$394,572,221	$135,129,539	$259,442,682	$—

Other Financial Instruments
Forward Foreign Currency Contracts	(215)	—	(215)	—

Total Other Financial Instruments	$(215)	$—	$(215)	$—

	Total Fair Value at November 30, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$282,122,812	$—	$282,122,812	$—
U.S. Government & Agency Obligations	233,119,976	—	233,119,976	—
Corporate Bonds & Notes	216,557,852	—	216,557,852	—	**
Collateralized Mortgage Obligations	118,012,443	—	118,012,443	—
Sovereign Bonds	34,281,123	—	34,281,123	—
Asset-Backed Securities	12,472,108	—	12,472,108	—
Municipal Bonds	9,936,190	—	9,936,190	—
Senior Loans	679,070	—	679,070	—
Preferred Stock:
Financials	812,581	812,581	—	—
Common Stock:			—	—
Consumer Discretionary	23,731	23,731	—	—
Convertible Preferred Stock:
Consumer Discretionary	—	—	—	—	**
Purchased Options	582,217	33,625	548,592	—
Short-Term Investments:
Commercial Paper	2,318,817	—	2,318,817	—
Money Market Fund	857,696	857,696	—	—
Repurchase Agreements	92,200,000	—	92,200,000	—
Sovereign Bonds	90,977	—	90,977	—
Time Deposits	33,061,887	—	33,061,887	—
U.S. Government Agencies	11,168,813	—	11,168,813	—

Total Investments, at value	$1,048,298,293	$1,727,633	$1,046,570,660	$—	**

Other Financial Instruments
Options Contracts Written	$(266,889)	$—	$(266,889)	$—
Futures Contracts	870,484	870,484	—	—
Forward Foreign Currency Contracts	(4,366)	—	(4,366)	—
Centrally Cleared Swaps	72,919	—	72,919	—
OTC Credit Default Swaps	51,310	—	20,515	30,795
OTC Interest Rate Swaps	355,026	—	355,026	—

Total Other Financial Instruments	$1,078,484	$870,484	$177,205	$30,795

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$183,792,418	$—	$183,635,591	$156,827	*
Senior Loans	195,773	—	195,773	—
Common Stocks:
Consumer Discretionary	19,906	—	—	19,906
Energy	554,335	—	—	554,335
Financials	226,571	226,571	—	—
Industrials	150,834	150,834	—	—
Preferred Stock:			—	—
Financials	604,142	604,142	—	—
Warrants:
Financials	74,067	74,067	—	—
Short-Term Investments:
Money Market Fund	2,151,316	2,151,316	—	—
Time Deposits	15,512,656	—	15,512,656	—

Total Investments, at value	$203,282,018	$3,206,930	$199,344,020	$731,068	*

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$14,306,501	$—	$14,306,501	$—
Netherlands	13,781,627	—	13,781,627	—
United Kingdom	14,743,603	—	14,743,603	—
Other Countries*	72,007,215	—	72,007,215	—
Corporate Bonds & Notes:
United States	20,022,836	—	20,022,836	—
Other Countries*	33,713,364	—	33,713,364	—
U.S. Government & Agency Obligations	46,136,915	—	46,136,915	—
Collateralized Mortgage Obligations	9,912,922	—	9,912,922	—
Municipal Bonds	5,730,755	—	5,730,755	—
Mortgage-Backed Securities	3,609,387	—	3,609,387	—
Asset-Backed Securities	438,461	—	438,461	—
Purchased Options	108,921	—	108,921	—
Short-Term Investments:
Repurchase Agreement	300,000	—	300,000	—
Sovereign Bonds:	28,986,004	—	28,986,004	—
Time Deposits	3,190,822	—	3,190,822	—
U.S. Government Agencies	1,898,787	—	1,898,787	—
U.S. Government Obligations	557,743	—	557,743	—

Total Investments, at value	$269,445,863	$—	$269,445,863	$—

Other Financial Instruments
Options Contracts Written	$(187,218)	$—	$(187,218)	$—
Futures Contracts	479,552	479,552	—	—
Forward Foreign Currency Contracts	2,991,397	—	2,991,397	—
Centrally Cleared Swaps	39,193	—	39,193	—
OTC Credit Default Swaps	(127,734)	—	(127,734)	—
OTC Interest Rate Swaps	(83,562)	—	(83,562)	—

Total Other Financial Instruments	$3,111,628	$479,552	$2,632,076	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$76,821,903	$—	$76,821,903	$—
Short-Term Investments:
Time Deposits	2,570,353	—	2,570,353	—

Total Investments, at value	$79,392,256	$—	$79,392,256	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$73,000,104	$—	$73,000,104	$—
Commercial Paper	184,962,987	—	184,962,987	—
Time Deposits	725,575	—	725,575	—
U.S. Government Agencies	56,867,932	—	56,867,932	—

Total Investments, at value	$315,556,598	$—	$315,556,598	$—

*	Other Countries represents Countries that are less than 5% of Total Net Assets.
**	Includes securities that are fair valued at $0.
***	Includes $29,042,053 for Emerging Markets Equity Investments that was classified as Level 1 at August 31, 2013 and is now classified as Level 2. The changes in level designation are reflective of the daily utilization of a fair valuation pricing service in the current year, that values foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE, by incorporating events occurring after the close of trading on foreign exchanges.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended November 30, 2013, there were no transfers from Level 2 to Level 3. International Fixed Income Investments had a transfer from Level 3 to Level 2 of $321,563. The transfer was due to a pricing source vendor change.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2013, through November 30, 2013:

	Total	Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks		Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2013	$— *	$—	$—	*	$—		$—		$—	$—
Accrued discounts/premium	—	—	—		—		—		—	—
Total realized gain (loss)	(81,576)	—	(81,576)		—		—		—	—
Change in unrealized appreciation (depreciation)	104,481	—	104,481		—		—		—	—
Purchases	50,760	—	50,760		—		—		—	—
(Sales)	(2)	—	(2)		—		—		—	—
Transfers into Level 3	—	—	—		—		—		—	—
Transfers Out of Level 3	—	—	—		—		—		—	—

Balance as of November 30, 2013	$73,663 *	$—	$73,663	*	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2013	$22,903	$—	$22,903		$—		$—		$—	$—

Emerging Markets Equity Investments
Balance as of August 31, 2013	$36,647	$—	$—		$—		$—		$36,647	$—
Accrued discounts/premium	—	—	—		—		—		—	—
Total realized gain (loss)	60,410	—	—		—		—		60,410	—
Change in unrealized appreciation (depreciation)	(36,647)	—	—		—		—		(36,647)	—
Purchases	—	—	—		—		—		—	—
(Sales)	(60,410)	—	—		—		—		(60,410)	—
Transfers into Level 3	—	—	—		—		—		—	—
Transfers Out of Level 3	—	—	—		—		—		—	—

Balance as of November 30, 2013	$—	$—	$—		$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2013	$—	$—	$—		$—		$—		$—	$—

Core Fixed Income Investments
Balance as of August 31, 2013	$129,981 *	$—	$—		$—	*	$—	*	$—	$129,981
Accrued discounts/premium	—	—	—		—		—		—	—
Total realized gain (loss)	—	—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	(99,186)	—	—		—		—		—	(99,186)
Purchases	—	—	—		—		—		—	—
(Sales)	—	—	—		—		—		—	—
Transfers into Level 3	—	—	—		—		—		—	—
Transfers Out of Level 3	—	—	—		—		—		—	—

Balance as of November 30, 2013	$30,795 *	$—	$—		$—	*	$—	*	$—	$30,795

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2013	$(97,106)	$—	$—		$—		$—		$—	$(97,106)

High Yield Investments
Balance as of August 31, 2013	$684,318	$—	$529,923		$154,395		$—		$—	$—
Accrued discounts/premium	632	—	—		632		—		—	—
Total realized gain (loss)	1,594	—	—		1,594		—		—	—
Change in unrealized appreciation (depreciation)	42,332	—	44,318		(1,986)		—		—	—
Purchases	3,787	—	—		3,787		—		—	—
(Sales)	(1,595)	—	—		(1,595	)*	—		—	—
Transfers into Level 3	—	—	—		—		—		—	—
Transfers Out of Level 3	—	—	—		—		—		—	—

Balance as of November 30, 2013	$731,068	$—	$574,241		$156,827	*	$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2013	$45,409	$—	$44,318		$1,091		$—		$—	$—

International Fixed Income Investments
Balance as of August 31, 2013	$329,172	$329,172	$—		$—		$—		$—	$—
Accrued discounts/premium	—	—	—		—		—		—	—
Total realized gain (loss)	—	—	—		—		—		—	—
Change in unrealized appreciation (depreciation)	(7,609)	(7,609)	—		—		—		—	—
Purchases	—	—	—		—		—		—	—
(Sales)	—	—	—		—		—		—	—
Transfers into Level 3	—	—	—		—		—		—	—
Transfers Out of Level 3	(321,563)	(321,563)	—		—		—		—	—

Balance as of November 30, 2013	$—	$—	$—		$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2013	$—	$—	$—		$—		$—		$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a CPO. However, there is no certainty that a Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. If a Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.

All open derivative positions at period end for each Fund are disclosed in Note 3.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When financial futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At November 30, 2013, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$43,649,857	$44,496,876
Large Capitalization Value Equity Investments	21,538,951	21,992,331
Small Capitalization Growth Investments	24,091,418	24,450,416
Small Capitalization Value Equity Investments	10,468,055	10,703,008
International Equity Investments	27,421,614	28,605,048
Emerging Markets Equity Investments	11,036,082	11,280,035
Core Fixed Income Investments	827,254	857,696
High Yield Investments	2,097,084	2,151,316

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.
(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2013 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

At November 30, 2013, the International Fixed Income Investments Fund had no outstanding reverse repurchase agreements. The average amount of borrowings was $1,074,536 and the weighted average interest rate was 0.037%.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At November 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$602,033,275	$(3,906,336)	$598,126,939
Large Capitalization Value Equity Investments	320,640,688	(10,564,384)	310,076,304
Small Capitalization Growth Investments	102,413,964	(2,873,517)	99,540,447
Small Capitalization Value Equity Investments	85,227,702	(2,051,530)	83,176,172
International Equity Investments	167,985,875	(8,826,372)	159,159,503
Emerging Markets Equity Investments	60,839,024	(19,963,604)	40,875,420
Core Fixed Income Investments	21,796,748	(11,830,150)	9,966,598
High Yield Investments	6,170,079	(1,194,681)	4,975,398
International Fixed Income Investments	8,227,253	(4,979,613)	3,247,640
Municipal Bond Investments	4,148,717	(608,635)	3,540,082

At November 30, 2013, Core Fixed Income Investments and International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
3-Month Euro-LIBOR December Futures	6	12/14	$2,034,628	$238
3-Month Euro-LIBOR June Futures	6	6/15	2,032,383	408
3-Month Euro-LIBOR March Futures	6	3/15	2,033,709	357
3-Month Euro-LIBOR September Futures	6	9/15	2,030,750	493
90-Day Eurodollar December Futures	502	12/15	124,401,875	212,126
90-Day Eurodollar June Futures	74	6/16	18,248,400	138,570
90-Day Eurodollar March Futures	156	3/16	38,567,100	144,040
90-Day Eurodollar September Futures	206	9/15	51,149,800	373,926
90-Day Eurodollar September Futures	6	9/16	1,475,550	(877)
U.S. Treasury 10-Year Note December Futures	5	12/13	633,203	78
U.S. Treasury 10-Year Note March Futures	100	3/14	12,537,500	7,883
U.S. Treasury 5-Year Note March Futures	96	3/14	11,608,500	1,407
U.S. Treasury Long Bond March Futures	9	3/14	1,176,750	2,109

				$880,758

Contracts to Sell:
U.S. Treasury 10-Year Note March Futures	63	3/14	7,898,625	(4,781)
U.S. Treasury 2-Year Note March Futures	74	3/14	16,301,969	(2,891)
U.S. Treasury Ultra Bond March Futures	15	3/14	2,086,875	(2,602)

				(10,274)

Net Unrealized Gain on Open Futures Contracts				$870,484

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro-Bund December Futures	15	12/13	$2,891,947	$73,467
Japan Government 10-Year Bond December Futures	23	12/13	32,573,325	425,065
U.S. Treasury 10-Year Note March Futures	1	3/14	125,375	86
United Kingdom 90-Day LIBOR Sterling Interest Rate	50	9/15	10,114,208	511

				$499,129

Contracts to Sell:
10-Year USD Deliverable Interest Rate Swap Futures	6	12/13	580,875	(19,577)

Net Unrealized Gain on Open Futures Contracts				$479,552

At November 30, 2013, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$11,380	$408,412
International Fixed Income Investments	2,880	181,440

During the period ended November 30, 2013, options contracts written transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	98,760,000	$563,861
Options written	4,100,086	40,203
Options closed	(18)	(6,692)
Options expired	(63,060,018)	(231,471)

Options contracts written, outstanding at November 30, 2013	39,800,050	$365,901

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2013	36,200,000	$285,984
Options written	90,120,044	275,242
Options closed	(44)	(18,348)
Options expired	(18,099,978)	(83,104)

Options contracts written, outstanding at November 30, 2013	108,220,022	$459,774

At November 30, 2013, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Japanese Yen	347,535,400	SSB	$3,393,144	1/6/2014	$(80,800)
British Pound	4,864,700	SSB	7,959,326	2/18/2014	86,441

					5,641

Contracts to Sell:
Japanese Yen	1,649,798,100	SSB	16,107,719	1/6/2014	529,516
British Pound	4,864,700	SSB	7,959,326	2/18/2014	(423,360)
Euro	3,802,900	SSB	5,174,880	4/28/2014	(40,014)
Euro	8,821,400	SSB	12,003,914	4/28/2014	174,558

					240,700

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$246,341

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Egyptian Pound	250,000	BBH	$36,318	12/2/2013	$(107)
Egyptian Pound	250,000	BBH	36,318	12/2/2013	(108)

					(215)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(215)

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	1,400,000	CITI	$1,272,309	1/28/2014	$2,523
Brazilian Real	2,185	DUB	935	12/3/2013	(4)
Euro	12,760,000	BOA	17,359,977	12/3/2013	89,317
Norwegian Krone	55,000	UBS	8,963	2/13/2014	62

					91,898

Contracts to Sell:
Australian Dollar	1,400,000	CITI	1,272,309	1/28/2014	70,221
Brazilian Real	2,185	DUB	935	12/3/2013	57
Brazilian Real	289,184	DUB	122,884	1/3/2014	4,841
British Pound	671,000	RBS	1,098,423	12/12/2013	(50,354)
Euro	5,401,000	BCLY	7,348,059	12/3/2013	(87,225)
Euro	7,359,000	BCLY	10,011,918	12/3/2013	125,818
Euro	12,760,000	BOA	17,359,812	1/2/2014	(89,024)
Euro	12,000	CITI	16,326	1/2/2014	(112)
Euro	3,399,000	UBS	4,624,326	1/6/2014	(258,549)
Euro	4,065,683	BOA	5,531,541	1/27/2014	(35,933)
Euro	2,649,729	CSFB	3,605,073	1/27/2014	19,907
Euro	2,050,000	JPM	2,789,116	1/27/2014	15,940
Euro	300,000	BOA	408,259	6/2/2014	(7,556)
Japanese Yen	132,400,000	BCLY	1,292,811	1/27/2014	60,335
Japanese Yen	260,360,000	JPM	2,542,269	1/27/2014	120,082
Japanese Yen	49,300,000	HSBC	481,438	2/18/2014	15,029
Mexican Peso	2,091,245	JPM	159,316	12/17/2013	(1,582)
Mexican Peso	297,373	JPM	22,590	1/23/2014	495
Mexican Peso	890,891	BNP	67,603	2/6/2014	1,346

					(96,264)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(4,366)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	4,610,092	CITI	$4,205,325	12/3/2013	$(11,263)
Brazilian Real	138,780	DUB	59,422	12/3/2013	(449)
Brazilian Real	1,898,368	DUB	812,832	12/3/2013	(3,706)
Brazilian Real	550,490	UBS	235,706	12/3/2013	(506)
Brazilian Real	1,521,442	BOA	651,442	12/3/2013	(2,970)
Brazilian Real	2,806,292	JPM	1,201,581	12/3/2013	(1,855)
Brazilian Real	24,191	BCLY	10,358	12/3/2013	(642)
Brazilian Real	38,837	BCLY	16,629	12/3/2013	(371)
Brazilian Real	17,424	BCLY	7,460	12/3/2013	(138)
British Pound	12,200,928	BNP	19,974,146	12/3/2013	274,529
British Pound	1,474,000	JPM	2,413,086	12/3/2013	44,009
British Pound	2,233,000	CITI	3,655,646	12/3/2013	80,655
Canadian Dollar	1,980,000	CITI	1,868,189	12/3/2013	(19,966)
Canadian Dollar	1,980,000	DUB	1,866,755	1/2/2014	(6,173)
Chilean Peso	23,061,500	HSBC	43,305	12/5/2013	(887)
China Yuan Renminbi	14,100,000	JPM	2,289,451	9/8/2015	(6,966)
Colombian Peso	237,105,500	BNP	122,183	1/13/2014	(1,923)
Colombian Peso	175,706,630	BNP	90,544	1/13/2014	32
Colombian Peso	3,718,596	DUB	1,916	1/13/2014	(4)
Euro	1,516,000	BCLY	2,062,518	12/3/2013	(25,286)
Euro	13,432,000	BOA	18,274,233	12/3/2013	175,513
Euro	35,291,705	BOA	48,014,357	12/3/2013	247,035
Euro	19,925,854	JPM	27,109,120	12/3/2013	296,891
Euro	343,000	HSBC	466,651	12/3/2013	4,343
Hungarian Forint	131,952,350	DUB	593,447	1/31/2014	1,399
Indian Rupee	1,311,000	JPM	20,788	1/15/2014	788
Indian Rupee	1,885,500	JPM	29,897	1/15/2014	(103)
Indian Rupee	1,975,680	JPM	31,327	1/15/2014	413
Indian Rupee	612,750	BCLY	9,716	1/15/2014	256
Indian Rupee	1,311,400	BCLY	20,794	1/15/2014	794
Indian Rupee	1,374,870	UBS	21,800	1/15/2014	800
Indian Rupee	1,572,500	DUB	24,934	1/15/2014	(66)
Indian Rupee	1,260,000	BOA	19,979	1/15/2014	(21)
Indonesian Rupiah	844,976,000	UBS	70,599	12/6/2013	(2,401)
Indonesian Rupiah	233,585,000	UBS	19,516	12/6/2013	(1,864)
Indonesian Rupiah	1,139,240,356	JPM	95,185	12/6/2013	(8,382)
Indonesian Rupiah	844,974,739	UBS	70,070	1/15/2014	(1,996)
Indonesian Rupiah	233,585,000	UBS	19,370	1/15/2014	(1,813)
Indonesian Rupiah	431,000,000	UBS	35,741	1/15/2014	(1,494)
Indonesian Rupiah	501,000,000	UBS	41,546	1/15/2014	(1,850)
Indonesian Rupiah	837,000,000	UBS	69,409	1/15/2014	(3,027)
Indonesian Rupiah	193,355,000	BCLY	16,155	12/6/2013	(663)
Indonesian Rupiah	193,355,000	BCLY	16,034	1/15/2014	(549)
Indonesian Rupiah	233,586,000	UBS	19,242	2/19/2014	(1,793)
Indonesian Rupiah	2,750,000,000	HSBC	228,046	1/15/2014	(21,954)
Indonesian Rupiah	2,732,000,000	BOA	226,553	1/15/2014	(7,351)

Japanese Yen	24,653,035	BCLY	240,623	12/3/2013	(5,415)
Japanese Yen	1,091,700,000	HSBC	10,660,962	2/18/2014	(237,425)
Korean Won	21,334,000	UBS	20,102	1/15/2014	102
Korean Won	21,336,000	UBS	20,104	1/15/2014	104
Korean Won	7,682,400	BOA	7,239	1/15/2014	39
Korean Won	8,544,000	BCLY	8,051	1/15/2014	51
Korean Won	10,665,000	BCLY	10,049	1/15/2014	49
Korean Won	9,608,400	HSBC	9,054	1/15/2014	54
Korean Won	8,529,600	DUB	8,037	1/15/2014	37
Korean Won	8,550,400	DUB	8,057	1/15/2014	57
Korean Won	18,139,000	DUB	17,092	1/15/2014	92
Korean Won	31,995,000	DUB	30,148	1/15/2014	148
Korean Won	16,844,380	DUB	15,872	1/15/2014	72
Malaysian Ringgit	111,333	BCLY	34,429	1/15/2014	429
Malaysian Ringgit	668,562	BCLY	206,748	1/15/2014	(1,884)
Malaysian Ringgit	55,267	JPM	17,091	1/15/2014	91
Malaysian Ringgit	245,675	DUB	75,973	1/15/2014	(776)
Malaysian Ringgit	2,598,893	DUB	803,690	1/15/2014	(3,546)
Mexican Peso	17,785,943	BNP	1,354,972	12/17/2013	2,505
Mexican Peso	822,843	DUB	62,686	12/17/2013	(314)
Mexican Peso	142,304	DUB	10,841	12/17/2013	(159)
Mexican Peso	286,000	HSBC	21,788	12/17/2013	(293)
Mexican Peso	648,368	BOA	49,394	12/17/2013	394
Peruvian Sol	467,413	DUB	164,293	4/2/2014	(434)
Peruvian Sol	654,756	JPM	230,143	4/2/2014	(608)
Philippine Peso	5,949,440	JPM	136,475	1/15/2014	659
Philippine Peso	725,900	JPM	16,652	1/15/2014	(348)
Polish Zloty	3,811,241	DUB	1,228,795	1/31/2014	(21,079)
Polish Zloty	182,000	BCLY	58,679	1/31/2014	385
Polish Zloty	1,633,515	BCLY	526,667	1/31/2014	7,355
Romanian New Leu	213,237	DUB	65,306	1/31/2014	1,051
Romanian New Leu	106,774	JPM	32,701	1/31/2014	706
Russian Ruble	40,059,142	UBS	1,199,407	1/15/2014	(14,580)
Russian Ruble	3,623,075	HSBC	108,478	1/15/2014	(2,074)
Russian Ruble	356,345	BCLY	10,669	1/15/2014	(331)
Russian Ruble	9,910,639	BCLY	296,733	1/15/2014	(1,795)
Russian Ruble	468,580	BCLY	14,030	1/15/2014	30
South African Rand	21,347,428	DUB	2,095,403	12/9/2013	(9,202)
South African Rand	622,843	DUB	60,773	1/15/2014	(2,907)
South African Rand	2,961,000	DUB	288,913	1/15/2014	(4,851)
South African Rand	12,470,974	DUB	1,216,829	1/15/2014	22,266
South African Rand	305,000	DUB	29,760	1/15/2014	(219)
South African Rand	450,855	BCLY	43,991	1/15/2014	(1,009)
South African Rand	352,083	BCLY	34,354	1/15/2014	(646)
South African Rand	2,300,000	BCLY	224,418	1/15/2014	(660)
South African Rand	301,000	BCLY	29,369	1/15/2014	(402)
South African Rand	537,090	UBS	52,405	1/15/2014	(427)
Swiss Franc	2,000	CITI	2,210	12/3/2013	32
Swiss Franc	94,000	CITI	103,879	12/3/2013	514
Thai Baht	58,873,134	UBS	1,830,946	1/15/2014	37,947
Thai Baht	374,100	HSBC	11,634	1/15/2014	(366)
Thai Baht	2,643,626	BNP	82,216	1/15/2014	(1,061)
Thai Baht	1,550,400	BCLY	48,217	1/15/2014	217
Thai Baht	1,259,700	DUB	39,177	1/15/2014	177
Turkish Lira	31,570	DUB	15,586	12/9/2013	(414)
Turkish Lira	24,415	DUB	12,054	12/9/2013	54
Turkish Lira	3,612,886	JPM	1,783,642	12/9/2013	8,878
Turkish Lira	90,000	JPM	44,432	12/9/2013	803
Turkish Lira	37,125	BCLY	18,328	12/9/2013	328
Turkish Lira	189,610	HSBC	93,608	12/9/2013	(2,392)
Turkish Lira	65,163	HSBC	32,170	12/9/2013	170
Turkish Lira	359,529	HSBC	177,496	12/9/2013	3,002
Turkish Lira	47,556	HSBC	23,478	12/9/2013	478
Turkish Lira	47,419	HSBC	23,410	12/9/2013	410
Turkish Lira	22,377	HSBC	11,047	12/9/2013	47
Turkish Lira	43,518	BCLY	21,472	12/12/2013	(528)
Turkish Lira	55,401	HSBC	27,335	12/12/2013	(665)
Turkish Lira	2,958,848	JPM	1,450,368	1/15/2014	627

					762,576

Contracts to Sell:
Australian Dollar	4,610,092	UBS	4,205,325	12/3/2013	160,432
Australian Dollar	4,610,092	CITI	4,195,829	1/6/2014	11,424
Brazilian Real	783,104	UBS	332,769	1/3/2014	19,854
Brazilian Real	550,490	UBS	233,923	1/3/2014	648
Brazilian Real	2,037,149	DUB	872,254	12/3/2013	53,071
Brazilian Real	550,490	UBS	235,706	12/3/2013	1,075
Brazilian Real	680,182	DUB	289,034	1/3/2014	11,387
Brazilian Real	6,656	DUB	2,829	1/3/2014	171
Brazilian Real	138,780	DUB	58,973	1/3/2014	490
Brazilian Real	1,521,442	BOA	651,442	12/3/2013	558
Brazilian Real	2,806,292	JPM	1,201,581	12/3/2013	5,478
Brazilian Real	1,364,999	BNP	580,037	1/3/2014	32,235
Brazilian Real	80,452	BCLY	34,447	12/3/2013	157
Brazilian Real	37,606	BCLY	15,980	1/3/2014	1,020
British Pound	15,907,928	CITI	26,042,878	12/3/2013	(333,695)
British Pound	12,200,928	BNP	19,969,733	1/2/2014	(274,276)
Canadian Dollar	7,812,000	CITI	7,367,080	12/23/2013	248,870
Canadian Dollar	1,980,000	DUB	1,868,189	12/3/2013	6,041
China Yuan Renminbi	14,100,000	JPM	2,289,451	9/8/2015	(157,449)
Colombian Peso	353,942,079	BNP	182,390	1/13/2014	(390)
Colombian Peso	117,750,400	DUB	60,678	1/13/2014	1,322
Euro	37,108,757	BCLY	50,486,456	12/3/2013	634,456
Euro	221,559	BNP	301,431	12/3/2013	(4,431)
Euro	33,178,243	GSC	45,138,993	12/3/2013	649,969
Euro	35,291,705	BOA	48,013,900	1/2/2014	(246,224)
Euro	19,925,854	JPM	27,108,862	1/2/2014	(296,294)
Euro	715,000	WBK	972,748	1/2/2014	(10,713)
Hungarian Forint	26,889,144	BNP	120,932	1/31/2014	(932)
Indian Rupee	5,000,700	BCLY	79,292	1/15/2014	(292)
Indian Rupee	972,750	BCLY	15,424	1/15/2014	(424)
Indian Rupee	1,163,880	DUB	18,455	1/15/2014	(455)
Indian Rupee	2,134,110	HSBC	33,839	1/15/2014	(839)
Indonesian Rupiah	69,510,000	JPM	5,808	12/6/2013	268
Indonesian Rupiah	69,510,000	UBS	5,764	1/15/2014	237
Indonesian Rupiah	4,937,679,000	JPM	409,461	1/15/2014	13,539
Japanese Yen	1,180,000,000	GSC	11,519,468	12/24/2013	507,297
Japanese Yen	1,000,000,000	BOA	9,764,436	1/27/2014	369,124
Japanese Yen	24,653,035	BNP	240,623	12/3/2013	7,377
Japanese Yen	5,400,000	UBS	52,734	2/18/2014	1,701
Japanese Yen	1,734,990,000	HSBC	16,942,990	2/18/2014	528,916
Japanese Yen	790,000,000	CITI	7,714,942	2/24/2014	236,744
Japanese Yen	24,653,035	BNP	240,699	1/6/2014	5,409
Korean Won	35,908,320	BOA	33,835	1/15/2014	(235)
Korean Won	62,403,320	BCLY	58,800	1/15/2014	(400)
Korean Won	65,050,400	BCLY	61,294	1/15/2014	(294)
Malaysian Ringgit	774,181	UBS	239,410	1/15/2014	(7,411)
Malaysian Ringgit	2,006,870	JPM	620,610	1/15/2014	2,390
Malaysian Ringgit	95,805	BOA	29,627	1/15/2014	373
Mexican Peso	1,432,105	JPM	109,101	12/17/2013	(1,083)
Mexican Peso	292,261	JPM	22,265	12/17/2013	735
Mexican Peso	406,256	BCLY	30,949	12/17/2013	1,051
Mexican Peso	550,334	BCLY	41,926	12/17/2013	74
Mexican Peso	9,272,160	BNP	706,373	12/17/2013	(1,373)
Mexican Peso	316,850	DUB	24,138	12/17/2013	862
Mexican Peso	380,274	UBS	28,970	12/17/2013	1,030
Norwegian Krone	12,952,000	UBS	2,110,707	2/13/2014	(14,677)
Peruvian Sol	836,869	BOA	294,154	4/2/2014	2,503
Peruvian Sol	2,530	UBS	889	4/2/2014	0
Peruvian Sol	295,651	BNP	103,920	4/2/2014	80
Philippine Peso	1,597,290	DUB	36,640	1/15/2014	360
Philippine Peso	3,196,060	BOA	73,315	1/15/2014	685
Polish Zloty	144,000	BCLY	46,428	1/31/2014	(358)
Polish Zloty	145,456	BCLY	46,897	1/31/2014	103
Polish Zloty	2,133,144	BNP	687,754	1/31/2014	(9,754)
Romanian New Leu	203,981	BNP	62,471	1/31/2014	(1,471)
Russian Ruble	4,285,489	JPM	128,311	1/15/2014	3,631
Russian Ruble	1,529,943	HSBC	45,808	1/15/2014	1,422
Russian Ruble	3,131,883	DUB	93,771	1/15/2014	2,683
Russian Ruble	568,587	DUB	17,024	1/15/2014	534
Russian Ruble	725,550	BCLY	21,724	1/15/2014	694
Russian Ruble	20,880,966	BNP	625,195	1/15/2014	4,805
Russian Ruble	3,788,778	BCLY	113,455	1/14/2014	2,605
South African Rand	21,347,428	DUB	2,095,403	12/9/2013	59,059
South African Rand	102,895	DUB	10,040	1/15/2014	(40)
South African Rand	21,347,428	DUB	2,082,931	1/15/2014	9,636
South African Rand	112,786	BCLY	11,005	1/15/2014	(5)
South African Rand	6,475,125	BNP	631,797	1/15/2014	(11,797)
South African Rand	143,681	HSBC	14,019	1/15/2014	(19)
South African Rand	103,072	HSBC	10,057	1/15/2014	(57)
Swiss Franc	96,000	HSBC	106,089	12/3/2013	(1,350)
Swiss Franc	94,000	CITI	103,915	1/6/2014	(518)
Thai Baht	1,571,900	UBS	48,886	1/15/2014	1,114
Thai Baht	1,982,610	HSBC	61,659	1/15/2014	1,341
Thai Baht	13,843,000	BNP	430,515	1/15/2014	5,485
Thai Baht	536,095	BCLY	16,672	1/15/2014	328
Thai Baht	951,900	BCLY	29,604	1/15/2014	396
Thai Baht	634,200	DUB	19,724	1/15/2014	276
Turkish Lira	61,279	DUB	30,253	12/9/2013	635
Turkish Lira	1,164,214	BNP	574,760	12/9/2013	(9,760)
Turkish Lira	82,000	JPM	40,483	12/9/2013	734
Turkish Lira	23,884	JPM	11,791	12/9/2013	209
Turkish Lira	2,958,848	JPM	1,460,751	12/9/2013	(1,393)
Turkish Lira	61,279	JPM	30,253	12/9/2013	640
Turkish Lira	15,903	BCLY	7,851	12/9/2013	149
Turkish Lira	64,741	BCLY	31,962	12/9/2013	411
Turkish Lira	31,845	HSBC	15,721	12/9/2013	279
Turkish Lira	31,807	HSBC	15,703	12/9/2013	297
Turkish Lira	31,850	HSBC	15,724	12/9/2013	276
Turkish Lira	56,965	BCLY	27,923	1/15/2014	77

					2,228,821

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$2,991,397

At November 30, 2013, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	7.890%	1/2/2015	JPM	BRL	1,800,000	$(18,858)	$648	$(19,506)
Pay	BRL-CDI-Compounded	8.075%	1/2/2015	HSBC	BRL	2,700,000	(23,152)	5,192	(28,344)
Pay	BRL-CDI-Compounded	8.440%	1/2/2015	BOA	BRL	3,500,000	(17,181)	21,391	(38,572)
Pay	BRL-CDI-Compounded	8.560%	1/2/2015	UBS	BRL	1,300,000	(9,167)	53	(9,220)
Pay	BRL-CDI-Compounded	9.930%	1/2/2015	UBS	BRL	9,200,000	86,177	7,136	79,041
Pay	BRL-CDI-Compounded	9.940%	1/2/2015	GSC	BRL	6,200,000	58,705	—	58,705
Pay	3-Month USD-LIBOR	2.805%	4/9/2026	BCLY	USD	2,970,000	(269,409)	—	(269,409)
Receive	3-Month USD-LIBOR	3.125%	4/9/2046	BCLY	USD	1,340,000	246,855	—	246,855
Pay	3-Month USD-LIBOR	3.145%	3/15/2026	BCLY	USD	2,620,000	(157,681)	—	(157,681)
Receive	3-Month USD-LIBOR	3.490%	3/15/2046	BCLY	USD	1,170,000	140,953	—	140,953
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD	910,000	(11,985)	—	(11,985)
Receive	3-Month USD-LIBOR	2.750%	2/17/2042	BCLY	USD	1,545,000	260,601	—	260,601
Receive	3-Month USD-LIBOR	2.417%	11/15/2027	BCLY	USD	595,000	69,168	—	69,168

							$355,026	$34,420	$320,606

At November 30, 2013, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counter party	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	9/21/2047	BCLY	USD	45,500,000	$80,247
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	BCLY	USD	3,500,000	(63,681)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	UBS	USD	9,900,000	(27,935)

							$(11,369)

At November 30, 2013, Core Fixed Income Investments held the following credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/13 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Foster’s Finance Corp., BBB+	(2.140%)	12/20/2014	BCLY	0.092%	USD	2,400,000	$(63,008)	$—	$(63,008)
Race Point CLO, BB	(4.030%)	04/15/2020	BOA	4.540%	USD	1,100,000	(375)	8,250	(8,625)
Race Point CLO, BB+	(1.950%)	04/15/2020	BOA	4.110%	USD	800,000	30,795	2,800	27,995
Saratoga CLO I Ltd., BB+	(1.880%)	12/15/2019	BOA	4.490%	USD	1,000,000	23,791	7,500	16,291

							$(8,797)	$18,550	$(27,347)

At November 30, 2013, Core Fixed Income Investments held the following credit default swap contracts: OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/13 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International, BBB	1.000%	09/20/2016	JPM	1.472%	USD	5,800,000	$(64,106)	$(81,072)	$16,966
Japan Government 20 Year Bond, Aa3	1.000%	09/20/2016	BOA	0.267%	USD	1,800,000	40,876	35,751	5,125
Mexican Government International Bond, BBB	1.000%	09/20/2016	JPM	0.561%	USD	5,800,000	83,337	23,195	60,142

							$60,107	$(22,126)	$82,233

At November 30, 2013, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 11/30/13	Notional Amount		Unrealized Appreciation/ (Depreciation)
Dow Jones CDX 5 Year Index	1.000%	12/20/2018	BCLY	6.900%	USD	6,500,000	$42,144
Dow Jones CDX 5 Year Index	1.000%	12/20/2018	BNY	6.900%	USD	6,500,000	42,144

							$84,288

At November 30, 2013, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.500%	3/15/2018	BOA	AUD	6,800,000	$(16,573)	$(27,102)	$10,529
Pay	6-Month Australian Bank Bill, AAA	3.750%	3/15/2018	DUB	AUD	3,400,000	24,185	(1,486)	25,671
Pay	6-Month Australian Bank Bill, AAA	4.000%	3/15/2023	GSC	AUD	2,700,000	(90,986)	(18,066)	(72,920)
Pay	6-Month Australian Bank Bill, AAA	4.000%	3/15/2023	JPM	AUD	5,600,000	(188,712)	9,075	(197,787)
Pay	6-Month Australian Bank Bill, AAA	4.250%	3/15/2023	BOA	AUD	3,100,000	(48,604)	11,847	(60,451)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	BCLY	BRL	900,000	(939)	4,411	(5,350)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	BNP	BRL	1,000,000	(1,043)	3,738	(4,781)
Pay	BRL-CDI-Compounded	11.320%	1/4/2016	HSBC	BRL	600,000	(627)	2,604	(3,231)
Pay	BRL-CDI-Compounded	11.470%	1/2/2017	BCLY	BRL	200,000	(709)	(110)	(599)
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/20/2015	GSC	JPY	870,000,000	275,692	126,714	148,978
Pay	IBMEXID	5.000%	2/26/2018	BCLY	MXN	1,300,000	61	(201)	262
Pay	IBMEXID	6.000%	9/2/2022	HSBC	MXN	10,900,000	(27,706)	(506)	(27,200)
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR	3,400,000	(7,601)	(113)	(7,488)

							$(83,562)	$110,805	$(194,367)

Centrally Cleared - Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month GBP-LIBOR	3.000%	3/19/2024	UBS	GBP	3,500,000	$92,936
Receive	6-Month GBP-LIBOR	3.500%	3/19/2044	BNY	GBP	1,700,000	(56,853)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022	BCLY	JPY	970,000,000	179,176
Receive	6-Month JPY-LIBOR	1.750%	3/21/2043	BCLY	JPY	218,000,000	(149,763)
Receive	3-Month USD-LIBOR	0.750%	6/19/2017	BCLY	USD	1,600,000	(10,070)
Receive	3-Month USD-LIBOR	1.200%	7/15/2015	UBS	USD	1,100,000	(19,775)
Receive	3-Month USD-LIBOR	1.500%	6/19/2020	BCLY	USD	1,600,000	44,850
Pay	3-Month USD-LIBOR	2.650%	7/31/2023	SSB	USD	5,800,000	(61,817)
Receive	3-Month USD-LIBOR	2.750%	6/19/2043	CFSB	USD	100,000	(1,116)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	BCLY	USD	900,000	21,625

							$39,193

At November 30, 2013, International Fixed Income Investments held the following credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/13	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC	(1.830%)	12/20/2017	RBS	2.704%	USD	1,000,000	$29,543	$0	$29,543
First Energy, BBB-	(0.940%)	6/20/2017	RBS	0.885%	USD	1,000,000	(3,835)	0	(3,835)
Limited Brands Inc., BB-	(3.550%)	9/20/2017	GSC	1.097%	USD	500,000	(49,461)	0	(49,461)
Macy’s Retail Holdings Inc., BBB	(5.000%)	9/20/2014	BNP	0.099%	USD	650,000	(32,637)	(67,377)	34,740
Macy’s Retail Holdings Inc., BBB	(1.000%)	3/20/2014	BCLY	0.603%	USD	1,500,000	(28,296)	10,932	(39,228)
Marsh & McLennan Cos., Inc., A-	(0.670%)	9/20/2014	DUB	0.070%	USD	1,000,000	(6,266)	0	(6,266)
Pearson Dollar Finance PLC, BBB+	(1.000%)	6/20/2014	BNP	0.079%	USD	1,000,000	(7,210)	(13,718)	6,508
Starwood Hotels & Resorts World, BBB	(1.490%)	6/20/2018	BOA	0.521%	USD	1,000,000	(46,461)	0	(46,461)
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	0.109%	USD	100,000	(532)	0	(532)
UST Inc., BAA	(0.720%)	3/20/2018	GSC	0.129%	USD	500,000	(13,364)	0	(13,364)

							$(158,519)	$(70,163)	$(88,356)

At November 30, 2013, International Fixed Income Investments held the following credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 11/30/13 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, BBB	1.000%	3/20/2015	HSBC	0.960%	USD	100,000	$254	$457	$(203)
Italy Government International BBB	1.000%	3/20/2018	BNP	1.637%	USD	5,700,000	(137,682)	(358,205)	220,523
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	0.223%	USD	5,000,000	100,299	10,601	89,698
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	GSC	0.223%	USD	3,100,000	62,185	(31,831)	94,016
Russian Foreign Bond - Eurobond, BBB	1.000%	12/20/2014	GSC	0.760%	USD	1,500,000	6,869	5,829	1,040
U.S. Treasury Notes, AA+	0.250%	6/20/2016	BNP	0.316%	EUR	700,000	(1,140)	(7,057)	5,917

							$30,785	$(380,206)	$410,991

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations:		Currency Abbreviations:

BBH	Brown Brothers Harriman & Co.	AUD	Australian Dollar
BCLY	Barclays Bank PLC	BRL	Brazilian Real
BNP	BNP Paribas	EUR	Euro
BNY	Bank of New York	GBP	British Pound
BOA	Bank of America	JPY	Japanese Yen
CITI	Citigroup Global Markets Inc.	MXN	Mexican Peso
CSFB	Credit Suisse Securities (USA) LLC	ZAR	South African Rand
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
RBS	Royal Bank of Scotland PLC
SSB	State Street Corp.
UBS	UBS Securities LLC
WBK	Westpac Banking Corp.

At November 30, 2013, Core Fixed Income Investments and International Fixed Income Investments held cash collateral from brokers in the amount of $565,000 and $2,620,000 respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer

Date:	January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer

Date:	January 28, 2014

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer

Date:	January 28, 2014